Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Brazil (5.3%)
	Vale SA	36,933,016	593,680
	Petroleo Brasileiro SA	62,293,219	311,159
	B3 SA - Brasil Bolsa Balcao	27,167,164	296,925
	Itau Unibanco Holding SA Preference Shares	44,735,503	231,715
	Banco Bradesco SA Preference Shares	43,429,540	196,375
	Petroleo Brasileiro SA Preference Shares	36,981,707	180,400
	Magazine Luiza SA	35,085,008	162,042
	Ambev SA	56,932,895	157,228
	WEG SA	9,763,799	149,525
	Notre Dame Intermedica Participacoes SA	6,907,561	119,305
	Vale SA Class B ADR	7,267,850	117,376
	Itausa SA Preference Shares	59,170,884	114,743
	Itau Unibanco Holding SA ADR	21,188,745	110,605
*	Suzano SA	9,704,538	110,057
*	Natura & Co. Holding SA	11,194,247	100,375
*	Localiza Rent a Car SA	7,653,907	89,361
	Lojas Renner SA	10,318,599	78,209
*	Banco do Brasil SA	11,823,037	73,167
	Raia Drogasil SA	15,717,650	71,587
	Banco Bradesco SA	17,338,888	68,577
*	Rumo SA	17,254,567	64,018
*	Banco BTG Pactual SA	3,675,291	60,056
	JBS SA	13,514,258	59,724
	Banco Bradesco SA ADR	12,850,420	58,341
	Petroleo Brasileiro SA ADR	5,639,547	55,155
*	Lojas Americanas SA Preference Shares	11,886,443	52,335
	Equatorial Energia SA	12,516,080	51,516
	Gerdau SA Preference Shares	11,314,178	48,078
	BB Seguridade Participacoes SA	9,271,819	46,873
	Telefonica Brasil SA	5,636,253	46,562
[1]	Hapvida Participacoes e Investimentos SA	14,417,020	45,243
	Ultrapar Participacoes SA	10,782,013	42,920
	Petrobras Distribuidora SA	10,026,610	42,625
*	Via Varejo SA	15,417,609	41,394
*	B2W Cia Digital	2,705,446	40,705
	Bradespar SA Preference Shares	3,076,604	35,150
	TOTVS SA	6,673,469	34,639
	CCR SA	15,361,987	34,029
*	Hypera SA	5,544,897	32,724
*	BRF SA	8,399,234	32,575
*	Banco Inter SA	1,270,486	30,709

		Shares	Market Value ($000)
	Cia Energetica de Minas Gerais Preference Shares	11,867,999	29,717
	Centrais Eletricas Brasileiras SA	5,623,038	29,485
	Cosan SA	2,142,647	29,394
	Sul America SA	3,924,082	28,623
*	Azul SA Preference Shares	3,808,511	28,080
	Energisa SA	3,083,691	27,757
	Cia Siderurgica Nacional SA	4,778,865	26,552
*,2	Banco Santander Brasil SA ADR	3,658,521	26,415
	YDUQS Participacoes SA	4,133,942	25,349
*,1	Rede D'Or Sao Luiz SA	2,097,968	25,192
	Cia Brasileira de Distribuicao	1,733,101	23,909
*	Eneva SA	2,079,729	23,795
	Cia Siderurgica Nacional SA ADR	4,197,860	23,130
*	Cia de Locacao das Americas	4,674,663	22,351
*	Cogna Educacao	25,656,181	21,195
	IRB Brasil Resseguros SA	15,943,880	20,981
*	TIM SA	8,613,345	20,938
*,1	Locaweb Servicos de Internet SA	1,112,432	20,783
	Qualicorp Consultoria e Corretora de Seguros SA	3,407,020	19,372
	Klabin SA	3,727,795	19,145
	Metalurgica Gerdau SA Preference Shares	9,891,179	19,126
*	Cia de Saneamento Basico do Estado de Sao Paulo	2,549,177	19,042
	Engie Brasil Energia SA	2,413,992	18,954
*	BR Malls Participacoes SA	10,736,669	18,740
*	Atacadao SA	5,369,785	18,686
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,889,641	18,220
*	Light SA	4,835,427	18,170
	Itau Unibanco Holding SA	3,800,912	17,937
	Transmissora Alianca de Energia Eletrica SA	3,043,360	17,849
	Alpargatas SA Preference Shares	2,390,172	16,967
	Fleury SA	3,274,606	15,716
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,085,033	15,533
*	Duratex SA	4,109,231	14,923
	CPFL Energia SA	2,598,047	14,772
*,2	Cia Paranaense de Energia ADR	1,211,564	14,563
	EDP - Energias do Brasil SA	4,127,101	14,551
	Centrais Eletricas Brasileiras SA Preference Shares	2,708,541	14,227
*	Multiplan Empreendimentos Imobiliarios SA	3,671,121	14,224
	MRV Engenharia e Participacoes SA	4,091,038	14,207
	Cia Energetica de Sao Paulo Preference Shares Class B	2,572,068	13,750
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	5,692,022	13,732
[2]	Gerdau SA ADR	3,214,351	13,629
*	Cia de Saneamento do Parana	3,334,724	13,287
*	Petro Rio SA	1,029,821	13,268
*	Marfrig Global Foods SA	5,203,948	12,640
	Linx SA	1,834,391	12,633
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,611,172	12,575
	Sao Martinho SA	2,250,088	12,251
*	Cielo SA	15,395,438	11,565
	Porto Seguro SA	1,294,708	11,401

		Shares	Market Value ($000)
*	Embraer SA	6,876,273	11,047
*	Neoenergia SA	3,312,217	10,939
*	Banco Santander Brasil SA	1,416,808	10,166
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,322,412	10,166
	Santos Brasil Participacoes SA	8,751,186	9,853
*,1	Banco Inter SA Preference Shares	1,199,861	9,553
	Odontoprev SA	3,629,837	9,401
*	Omega Geracao SA	1,262,234	9,290
*	Lojas Americanas SA	2,655,851	9,160
*	Anima Holding SA	1,478,337	9,060
*	Aliansce Sonae Shopping Centers SA	1,759,522	8,879
*	CVC Brasil Operadora e Agencia de Viagens SA	2,550,163	8,874
	Ez Tec Empreendimentos e Participacoes SA	1,322,750	8,868
	Arezzo Industria e Comercio SA	618,716	7,980
	SLC Agricola SA	1,212,854	7,676
	Iguatemi Empresa de Shopping Centers SA	1,213,439	7,609
	Cia Brasileira de Distribuicao ADR	554,044	7,585
	Cia de Saneamento de Minas Gerais-COPASA	2,601,270	7,374
*	Braskem SA Preference Shares Class A	1,621,733	7,179
	Banco Pan SA Preference Shares	4,173,966	7,163
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,816,412	6,934
	Alupar Investimento SA	1,472,167	6,902
*	AES Tiete Energia SA	2,191,660	6,746
*	M Dias Branco SA	1,158,447	6,381
*	Randon SA Implementos e Participacoes Preference Shares	2,502,010	6,361
*	Movida Participacoes SA	1,839,630	6,348
	Minerva SA	3,596,363	6,100
*	TIM SA ADR	495,577	5,967
*	Vivara Participacoes SA	1,270,700	5,918
*	Cosan Logistica SA	1,683,600	5,791
*	BK Brasil Operacao e Assessoria a Restaurantes SA	3,223,053	5,655
	Construtora Tenda SA	1,061,675	5,641
	Unipar Carbocloro SA Preference Shares	616,836	5,637
	Cia Hering	1,761,073	5,555
[2]	Cia Energetica de Minas Gerais ADR	2,130,742	5,391
*	Embraer SA ADR	831,713	5,340
*	EcoRodovias Infraestrutura e Logistica SA	2,380,863	5,278
	Grendene SA	3,738,749	5,268
*	SIMPAR SA	801,600	5,186
	Iochpe Maxion SA	1,826,201	4,669
	BR Properties SA	2,816,674	4,633
	JHSF Participacoes SA	3,365,000	4,440
*,2	Braskem SA ADR	478,034	4,240
	Marcopolo SA Preference Shares	7,929,831	4,218
	Telefonica Brasil SA ADR	510,566	4,217
*	Grupo SBF SA	896,994	4,181
	LOG Commercial Properties e Participacoes SA	666,218	4,079
*	Banco BTG Pactual SA Preference Shares	859,642	3,959
*	Tupy SA	909,992	3,514
	Camil Alimentos SA	1,695,400	3,281
*	Guararapes Confeccoes SA	1,179,860	3,224
	Smiles Fidelidade SA	803,580	3,153
*	Cia Paranaense de Energia Preference Shares	263,705	3,146
	Even Construtora e Incorporadora SA	1,435,498	2,975

		Shares	Market Value ($000)
	Direcional Engenharia SA	1,079,543	2,745
	Instituto Hermes Pardini SA	625,360	2,468
[2]	Centrais Eletricas Brasileiras SA ADR	449,147	2,322
	Enauta Participacoes SA	1,109,230	2,321
	Jereissati Participacoes SA	487,600	2,168
[1]	Ser Educacional SA	760,628	2,045
*	Cia Paranaense de Energia	178,950	2,033
*	Mahle-Metal Leve SA	525,673	1,815
	Centrais Eletricas Brasileiras SA ADR (XNYS)	313,592	1,656
	Wiz Solucoes e Corretagem de Seguros SA	1,086,119	1,523
	Ambev SA ADR	449,072	1,253
	Alliar Medicos A Frente SA	602,500	1,177
*	Banco Inter SA Ordinary Shares	112,670	924
	Cia Energetica de Minas Gerais	71,900	213
*	Lojas Americanas SA Rights Exp. 02/04/2021	136,735	110
*	Ambipar Participacoes e Empreendimentos SA	23,248	107
*	C&A Modas Ltda	33,500	77
*	Oi SA ADR	1	—
*,3	Banco HSBC Bamerindus SA	52,300	—
			5,610,190
Chile (0.6%)
	Empresas COPEC SA	6,318,281	66,336
	Banco de Chile	543,194,550	55,347
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,038,607	52,601
	Empresas CMPC SA	16,452,499	43,994
	Enel Americas SA	256,185,237	38,529
	Falabella SA	10,868,594	37,197
	Cencosud SA	18,382,823	31,893
	Sociedad Quimica y Minera de Chile SA ADR	622,663	31,719
	Banco de Credito e Inversiones SA	651,610	27,312
	Banco Santander Chile	459,697,088	23,269
	Enel Chile SA	297,866,186	21,582
	Banco Santander Chile ADR	981,038	19,807
	Colbun SA	100,121,395	17,264
	Cia Cervecerias Unidas SA	2,032,996	16,656
	CAP SA	1,015,777	12,923
	Enel Americas SA ADR	1,662,007	12,448
	Parque Arauco SA	8,314,982	12,182
	Empresa Nacional de Telecomunicaciones SA	1,900,619	11,641
	Aguas Andinas SA Class A	37,857,564	11,490
*	Cia Sud Americana de Vapores SA	231,815,095	9,777
	Cencosud Shopping SA	6,671,881	9,651
	Engie Energia Chile SA	6,808,994	8,135
	AES Gener SA	48,022,210	8,058
	Itau CorpBanca Chile SA	2,352,568,756	8,006
	Embotelladora Andina SA Preference Shares Class B	2,613,039	6,616
	Plaza SA	4,033,928	6,033
	SMU SA	39,524,631	5,650
	Inversiones Aguas Metropolitanas SA	6,741,307	5,320
	Vina Concha y Toro SA	3,306,883	5,307
*	Latam Airlines Group SA	3,024,840	5,148
	Enel Chile SA ADR	1,322,117	4,865
	Ripley Corp. SA	14,356,234	4,258
	SONDA SA	7,171,699	4,146
	Inversiones La Construccion SA	449,396	3,329
	Salfacorp SA	4,524,748	2,842

		Shares	Market Value ($000)
	Forus SA	1,032,492	2,023
	Besalco SA	3,055,631	1,735
			645,089
China (43.3%)
	Tencent Holdings Ltd.	76,844,982	6,847,142
*	Alibaba Group Holding Ltd. ADR	23,623,378	5,996,322
*	Meituan Class B	48,090,769	2,217,437
*	JD.com Inc. ADR	11,465,422	1,016,868
	China Construction Bank Corp. Class H	1,230,559,103	932,049
	Ping An Insurance Group Co. of China Ltd. Class H	78,704,313	926,963
*	NIO Inc. ADR	14,922,690	850,593
*	Baidu Inc. ADR	3,590,405	843,817
	Industrial & Commercial Bank of China Ltd. Class H	1,060,600,614	676,526
*,1	Xiaomi Corp. Class B	176,266,663	658,301
*	Pinduoduo Inc. ADR	3,858,516	639,395
	NetEase Inc. ADR	5,045,028	580,128
*,1	Wuxi Biologics Cayman Inc.	39,874,566	558,321
	China Merchants Bank Co. Ltd. Class H	58,656,795	449,186
*	TAL Education Group ADR	5,227,147	401,863
	Bank of China Ltd. Class H	1,045,840,735	354,000
[2]	BYD Co. Ltd. Class H	11,016,156	332,728
*	New Oriental Education & Technology Group Inc. ADR	1,920,890	321,749
	Geely Automobile Holdings Ltd.	70,669,743	256,163
	Kweichow Moutai Co. Ltd. Class A (XSSC)	729,567	238,432
	ANTA Sports Products Ltd.	13,830,805	227,773
	Sunny Optical Technology Group Co. Ltd.	8,667,575	226,431
	China Life Insurance Co. Ltd. Class H	102,185,734	217,019
*	Bilibili Inc. ADR	1,894,166	215,727
*	China Mengniu Dairy Co. Ltd.	35,651,000	212,015
*	Trip.com Group Ltd. ADR	6,287,947	200,145
	Shenzhou International Group Holdings Ltd.	10,062,341	196,231
*	Alibaba Health Information Technology Ltd.	62,905,112	196,111
*,1	Innovent Biologics Inc.	16,825,820	191,263
	China Resources Beer Holdings Co. Ltd.	20,913,124	184,387
	Li Ning Co. Ltd.	28,307,480	176,350
	ZTO Express Cayman Inc. ADR	5,260,026	174,002
	China Pacific Insurance Group Co. Ltd. Class H	40,435,792	166,546
	China Petroleum & Chemical Corp. Class H	348,958,822	165,261
*	Tencent Music Entertainment Group ADR	6,165,026	163,990
	ENN Energy Holdings Ltd.	10,076,855	155,410
*	Vipshop Holdings Ltd. ADR	5,598,887	153,521
	Agricultural Bank of China Ltd. Class H	415,501,343	149,822
	Great Wall Motor Co. Ltd. Class H	48,041,875	149,780
	China Resources Land Ltd.	36,529,325	144,552
*	Zai Lab Ltd. ADR	901,152	144,247
	Country Garden Services Holdings Co. Ltd.	17,696,331	143,829
*,2	GDS Holdings Ltd. ADR	1,388,232	143,765
	Longfor Group Holdings Ltd.	24,260,601	136,623
*	Kingdee International Software Group Co. Ltd.	34,011,284	136,242
	Ping An Insurance Group Co. of China Ltd. Class A	10,991,207	134,144
	Kweichow Moutai Co. Ltd. Class A (XSHG)	383,161	125,222
	Sunac China Holdings Ltd.	33,010,526	122,646
	China Gas Holdings Ltd.	34,844,211	122,633
*	Huazhu Group Ltd. ADR (XNGS)	2,492,820	120,902

		Shares	Market Value ($000)
	Sino Biopharmaceutical Ltd.	129,934,444	120,626
	Xinyi Solar Holdings Ltd.	54,224,000	118,642
	Country Garden Holdings Co. Ltd.	97,763,469	117,428
	China Overseas Land & Investment Ltd.	50,863,841	115,541
	CSPC Pharmaceutical Group Ltd.	111,505,529	113,356
*	Haier Smart Home Co. Ltd. Class H	26,499,655	109,714
*	Yihai International Holding Ltd.	6,548,648	107,578
*,1	Smoore International Holdings Ltd.	10,920,000	107,555
	China Conch Venture Holdings Ltd.	22,537,018	107,158
[1]	China Feihe Ltd.	34,700,000	103,467
[1]	Haidilao International Holding Ltd.	12,263,000	102,963
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,290,198	102,872
	Anhui Conch Cement Co. Ltd. Class H	17,224,635	101,760
	China Vanke Co. Ltd. Class H	27,198,800	97,313
[1]	Postal Savings Bank of China Co. Ltd. Class H	128,353,010	91,574
	Kingsoft Corp. Ltd.	11,839,078	91,263
[1]	China Tower Corp. Ltd. Class H	619,690,936	89,223
	China Shenhua Energy Co. Ltd. Class H	48,105,860	88,860
	Zijin Mining Group Co. Ltd. Class H	79,668,097	87,943
	Autohome Inc. ADR	789,927	87,074
	CITIC Securities Co. Ltd. Class H	39,310,087	86,063
*	KE Holdings Inc. ADR	1,418,163	83,813
	China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	1,803,822	81,717
	PetroChina Co. Ltd. Class H	267,279,227	80,606
*,2	iQIYI Inc. ADR	3,376,673	73,780
*,1	Hansoh Pharmaceutical Group Co. Ltd.	13,472,000	73,375
*,2	GCL-Poly Energy Holdings Ltd.	237,940,644	73,184
	Weichai Power Co. Ltd. Class H	24,614,294	72,596
[2]	BYD Electronic International Co. Ltd.	10,518,029	72,439
	Guangdong Investment Ltd.	40,320,021	70,619
	Hengan International Group Co. Ltd.	9,726,026	69,561
	JOYY Inc. ADR	742,626	68,351
	China Longyuan Power Group Corp. Ltd. Class H	46,293,493	67,766
	China Merchants Bank Co. Ltd. Class A (XSSC)	8,492,749	66,947
	China Minsheng Banking Corp. Ltd. Class H	114,183,594	65,287
*,1	Ping An Healthcare & Technology Co. Ltd.	5,220,795	64,595
	PICC Property & Casualty Co. Ltd. Class H	88,454,207	64,254
	China National Building Material Co. Ltd. Class H	53,853,473	64,183
*,2	GSX Techedu Inc. ADR	610,051	64,061
	China Resources Gas Group Ltd.	12,472,405	62,126
[2]	China Evergrande Group	32,224,057	61,803
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	31,759,844	59,314
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	3,578,619	57,267
	Bank of Communications Co. Ltd. Class H	105,037,609	56,797
	Shimao Group Holdings Ltd.	19,516,423	56,429
	Industrial Bank Co. Ltd. Class A (XSSC)	15,261,465	54,444
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,202,262	54,004
	Haitong Securities Co. Ltd. Class H	56,499,670	50,163
*,1	JD Health International Inc.	2,548,040	50,151
	Zhongsheng Group Holdings Ltd.	8,519,406	49,893
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,919,734	49,621
*,1	China International Capital Corp. Ltd. Class H	19,008,340	49,558
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	62,980,124	49,556

		Shares	Market Value ($000)
	New China Life Insurance Co. Ltd. Class H	13,249,205	49,254
	China CITIC Bank Corp. Ltd. Class H	110,219,476	48,825
	CITIC Ltd.	62,397,026	48,574
	Wanhua Chemical Group Co. Ltd. Class A (XSHG)	2,807,008	48,384
[1]	WuXi AppTec Co. Ltd. Class H	2,025,266	48,176
*	21Vianet Group Inc. ADR	1,270,574	47,939
	WuXi AppTec Co. Ltd. Class A (XSSC)	1,812,970	46,522
	Fosun International Ltd.	30,461,125	46,239
	Tsingtao Brewery Co. Ltd. Class H	4,768,736	45,988
*	Daqo New Energy Corp. ADR	519,445	45,742
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	4,986,832	45,393
	Aier Eye Hospital Group Co. Ltd. Class A	3,704,398	45,025
*	COSCO SHIPPING Holdings Co. Ltd. Class H	43,905,658	44,440
*,1	Weimob Inc.	15,456,000	44,228
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	2,632,158	43,560
	Sinopharm Group Co. Ltd. Class H	17,374,825	42,580
	Guangzhou Automobile Group Co. Ltd. Class H	46,730,820	42,415
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,159,183	42,071
	Ping An Bank Co. Ltd. Class A (XSHE)	11,648,004	41,533
*,1,2	Akeso Inc.	5,966,000	41,491
*,2	Li Auto Inc. ADR	1,260,483	40,651
	Kingboard Holdings Ltd.	9,944,608	40,525
	Dongfeng Motor Group Co. Ltd. Class H	40,028,430	39,430
	CIFI Holdings Group Co. Ltd.	47,077,897	38,590
	GF Securities Co. Ltd. Class A	15,555,155	38,084
*,2	Lufax Holding Ltd. ADR	2,349,945	37,458
*	China Biologic Products Holdings Inc.	306,774	36,153
*	Weibo Corp. ADR	777,449	35,436
	China Taiping Insurance Holdings Co. Ltd.	20,014,400	35,334
[1]	Yadea Group Holdings Ltd.	13,548,000	35,233
	BYD Co. Ltd. Class A (XSEC)	929,638	35,208
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	22,816,031	35,106
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,005,279	35,084
	Kunlun Energy Co. Ltd.	40,905,541	34,862
[1]	CGN Power Co. Ltd. Class H	158,586,514	34,111
	China Molybdenum Co. Ltd. Class H	54,184,171	34,064
	Agricultural Bank of China Ltd. Class A (XSSC)	69,768,895	33,970
[2]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,495,109	33,670
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	845,399	33,630
	People's Insurance Co. Group of China Ltd. Class H	109,261,422	33,583
*	Canadian Solar Inc.	613,024	33,563
	China Resources Cement Holdings Ltd.	30,265,076	33,362
	Nine Dragons Paper Holdings Ltd.	21,636,910	33,332
[1]	Jinxin Fertility Group Ltd.	16,524,000	33,195
*,1,2	CanSino Biologics Inc. Class H	1,019,000	33,152
*	Chinasoft International Ltd.	27,369,155	33,124
[1]	Topsports International Holdings Ltd.	20,134,000	32,626
	Momo Inc. ADR	2,129,814	32,544
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	562,276	32,498
	China Jinmao Holdings Group Ltd.	82,982,771	32,479
*,1,2	Hua Hong Semiconductor Ltd.	5,408,188	32,388

		Shares	Market Value ($000)
	Muyuan Foods Co. Ltd. Class A (XSHE)	2,349,508	32,248
	China Galaxy Securities Co. Ltd. Class H	53,750,375	32,145
*,2	SINA Corp.	765,489	32,013
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSEC)	457,569	31,652
	China Hongqiao Group Ltd.	35,383,500	31,239
	Anhui Gujing Distillery Co. Ltd. Class B	2,072,406	31,077
*	Beijing Enterprises Water Group Ltd.	74,998,691	30,456
[1]	Huatai Securities Co. Ltd. Class H	19,083,408	30,328
	Far East Horizon Ltd.	29,216,130	30,123
	ZTE Corp. Class H	10,577,839	29,933
	China Oilfield Services Ltd. Class H	27,144,348	29,885
	Brilliance China Automotive Holdings Ltd.	38,173,099	29,844
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,339,371	29,641
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	938,228	29,540
*	JD.com Inc. Class A	664,136	29,452
	TravelSky Technology Ltd. Class H	13,123,867	29,242
*,1	Jiumaojiu International Holdings Ltd.	8,013,000	29,229
[1]	Ganfeng Lithium Co. Ltd. Class H	2,080,200	29,022
	Jiangxi Copper Co. Ltd. Class H	17,661,722	29,015
	East Money Information Co. Ltd. Class A (XSEC)	5,341,336	28,981
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,187,871	28,964
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,129,132	28,874
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	4,621,864	28,812
*	JinkoSolar Holding Co. Ltd. ADR	464,469	28,792
	Haitian International Holdings Ltd.	7,973,180	28,746
[1]	China Merchants Securities Co. Ltd. Class H	18,595,456	28,618
	Sinotruk Hong Kong Ltd.	9,177,967	28,595
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	4,179,492	28,521
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,642,593	28,423
*,1,2	China Literature Ltd.	2,993,964	28,411
	Eve Energy Co. Ltd. Class A	1,708,738	28,033
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	515,200	27,882
	China Railway Group Ltd. Class H	61,287,604	27,821
	China Yangtze Power Co. Ltd. Class A (XSHG)	9,133,391	27,770
	China Everbright Environment Group Ltd.	49,172,203	27,599
	BOE Technology Group Co. Ltd. Class A (XSHE)	40,453,063	27,472
	China Resources Power Holdings Co. Ltd.	25,983,149	27,415
	Haier Smart Home Co. Ltd. Class A (XSSC)	5,554,907	27,271
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	389,987	26,977
	SF Holding Co. Ltd. Class A (XSHE)	1,739,724	26,565
	Bank of China Ltd. Class A (XSSC)	53,898,700	26,413
[2]	Flat Glass Group Co. Ltd. Class H	6,235,000	25,584
*,2	Baozun Inc. ADR	620,243	25,424
*	51job Inc. ADR	382,529	25,193
	AviChina Industry & Technology Co. Ltd. Class H	33,608,476	25,127
	China Merchants Port Holdings Co. Ltd.	18,024,671	25,091
*	360 DigiTech Inc. ADR	1,429,124	24,867
	Shanghai Baosight Software Co. Ltd. Class B	5,845,151	24,743
*	Seazen Group Ltd.	26,985,824	24,713

		Shares	Market Value ($000)
	China Construction Bank Corp. Class A (XSSC)	23,624,010	24,679
	China Medical System Holdings Ltd.	17,187,584	24,625
*,2	GOME Retail Holdings Ltd.	152,975,708	24,580
	Agricultural Bank of China Ltd. Class A (XSHG)	49,896,700	24,294
	Agile Group Holdings Ltd.	19,367,226	24,065
	Gree Electric Appliances Inc. of Zhuhai Class A	2,742,000	23,792
	KWG Group Holdings Ltd.	17,635,797	23,367
[2]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	11,170,090	23,268
	CSC Financial Co. Ltd. Class A	3,758,877	23,201
	Ping An Bank Co. Ltd. Class A (XSEC)	6,479,400	23,103
	Shenzhen Inovance Technology Co. Ltd. Class A	1,568,619	23,042
	Hopson Development Holdings Ltd.	8,999,434	22,967
	China Cinda Asset Management Co. Ltd. Class H	120,720,276	22,821
*	Kingsoft Cloud Holdings Ltd. ADR	452,350	22,740
*	Alibaba Pictures Group Ltd.	179,989,250	22,677
	Kingboard Laminates Holdings Ltd.	14,117,299	22,672
	Beijing Enterprises Holdings Ltd.	6,917,267	22,611
*,2	HUYA Inc. ADR	869,448	22,510
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	1,401,443	22,427
	Huatai Securities Co. Ltd. Class A (XSSC)	8,272,931	22,200
*	XD Inc.	2,587,400	22,027
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	29,655,370	22,024
	Guangzhou R&F Properties Co. Ltd. Class H	17,847,536	21,952
	Tongwei Co. Ltd. Class A (XSSC)	3,097,885	21,917
	Ever Sunshine Lifestyle Services Group Ltd.	7,628,000	21,847
	Bank of Ningbo Co. Ltd. Class A (XSHE)	3,666,170	21,786
	China Life Insurance Co. Ltd. Class A	3,900,190	21,723
	SAIC Motor Corp. Ltd. Class A (XSSC)	6,364,713	21,532
	China Lesso Group Holdings Ltd.	12,855,317	21,327
	Sungrow Power Supply Co. Ltd. Class A	1,313,254	21,206
	Logan Group Co. Ltd.	14,199,165	21,194
	Yangzijiang Shipbuilding Holdings Ltd.	28,693,498	21,190
	Luzhou Laojiao Co. Ltd. Class A (XSEC)	531,500	21,143
	Yanzhou Coal Mining Co. Ltd. Class H	27,092,023	20,941
	China Vanke Co. Ltd. Class A (XSHE)	4,882,297	20,931
*,1,2	Venus MedTech Hangzhou Inc. Class H	2,083,000	20,914
*	Noah Holdings Ltd. ADR	438,775	20,886
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	6,118,406	20,851
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,055,426	20,838
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,141,739	20,643
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	676,783	20,587
*	Tongcheng-Elong Holdings Ltd.	11,532,000	20,554
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,065,600	20,344
	Shenzhen International Holdings Ltd.	12,279,478	20,228
[1]	A-Living Smart City Services Co. Ltd.	4,655,163	20,218
	China Merchants Securities Co. Ltd. Class A (XSSC)	5,051,753	20,139
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,219,613	20,071
	Jiangsu Expressway Co. Ltd. Class H	17,251,976	20,006
	Huaneng Power International Inc. Class H	56,211,822	19,884
	China Everbright Bank Co. Ltd. Class H	47,830,956	19,647
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,437,500	19,214

		Shares	Market Value ($000)
	Beijing Capital International Airport Co. Ltd. Class H	24,580,447	18,894
	China Meidong Auto Holdings Ltd.	5,616,521	18,888
	Poly Developments & Holdings Group Co. Ltd. Class A (XSSC)	8,858,870	18,870
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	2,030,013	18,478
[2]	Tianneng Power International Ltd.	9,313,156	18,365
	Will Semiconductor Co. Ltd. Shanghai Class A (XSHG)	408,800	18,210
[3]	China Traditional Chinese Medicine Holdings Co. Ltd.	33,230,802	18,144
*,1	Sunac Services Holdings Ltd.	6,449,503	18,134
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	389,306	17,925
	Air China Ltd. Class H	25,822,808	17,869
*	Lifetech Scientific Corp.	27,471,059	17,401
[1]	China Huarong Asset Management Co. Ltd. Class H	150,234,113	17,379
	COSCO SHIPPING Ports Ltd.	24,399,359	17,309
	China Yongda Automobiles Services Holdings Ltd.	12,192,152	17,062
[1]	Dali Foods Group Co. Ltd.	28,280,548	17,033
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	3,941,454	16,980
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	239,268	16,803
	Wingtech Technology Co. Ltd. Class A	1,033,431	16,768
	Yuexiu Property Co. Ltd.	83,511,662	16,313
*	Aluminum Corp. of China Ltd. Class H	53,708,237	16,291
	Zijin Mining Group Co. Ltd. Class A (XSSC)	11,021,400	16,202
*	DouYu International Holdings Ltd. ADR	1,233,143	16,191
*	Tianli Education International Holdings Ltd.	14,590,000	16,132
	China Everbright Bank Co. Ltd. Class A (XSSC)	25,366,894	15,872
	Zhejiang Expressway Co. Ltd. Class H	19,455,477	15,734
	Bosideng International Holdings Ltd.	35,527,764	15,709
*	Genscript Biotech Corp.	12,351,320	15,708
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,156,776	15,653
*,1	3SBio Inc.	16,808,586	15,625
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,246,530	15,591
*	China Southern Airlines Co. Ltd. Class H	27,991,638	15,586
	Shenzhen Investment Ltd.	46,693,262	15,422
	Intco Medical Technology Co. Ltd. Class A	426,750	15,413
	Zhaojin Mining Industry Co. Ltd. Class H	14,266,167	15,350
	Industrial Bank Co. Ltd. Class A (XSHG)	4,264,001	15,212
	Maxscend Microelectronics Co. Ltd. Class A	155,560	15,161
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	18,597,210	15,043
	Bank of Communications Co. Ltd. Class A (XSSC)	21,798,348	15,029
	China Aoyuan Group Ltd.	17,078,071	15,025
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	2,255,185	14,993
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	5,875,100	14,850
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	8,825,531	14,791

		Shares	Market Value ($000)
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	469,409	14,779
	China Petroleum & Chemical Corp. Class A	24,099,501	14,707
*	Shanghai Electric Group Co. Ltd. Class H	40,261,315	14,700
	Orient Securities Co. Ltd. Class A (XSSC)	9,361,970	14,665
	China Everbright Ltd.	11,409,100	14,659
	China Communications Services Corp. Ltd. Class H	32,758,821	14,619
	Ganfeng Lithium Co. Ltd. Class A (XSHE)	790,850	14,564
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	878,292	14,535
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	18,123,909	14,459
	CITIC Securities Co. Ltd. Class A (XSSC)	3,305,200	14,446
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSSC)	249,900	14,444
	BYD Co. Ltd. Class A (XSHE)	379,248	14,363
	China State Construction International Holdings Ltd.	24,935,728	14,340
	China Power International Development Ltd.	62,971,063	14,110
	Poly Property Services Co. Ltd.	1,877,200	14,083
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	684,992	14,061
	Shanghai International Airport Co. Ltd. Class A (XSSC)	1,152,067	14,053
	Greentown China Holdings Ltd.	10,663,719	13,930
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	12,744,904	13,928
	Chongqing Rural Commercial Bank Co. Ltd. Class H	32,301,539	13,891
*	OneConnect Financial Technology Co. Ltd. ADR	669,411	13,736
	Weichai Power Co. Ltd. Class A (XSEC)	4,204,300	13,714
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,292,550	13,651
	Huaxin Cement Co. Ltd. Class B	6,454,177	13,644
*,2	Yeahka Ltd.	1,332,800	13,540
	China CITIC Bank Corp. Ltd. Class A (XSSC)	16,650,032	13,459
*,2	Ausnutria Dairy Corp. Ltd.	8,268,950	13,436
	Sihuan Pharmaceutical Holdings Group Ltd.	53,999,595	13,389
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,937,042	13,374
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	13,323
	Times China Holdings Ltd.	10,444,884	13,303
	Muyuan Foods Co. Ltd. Class A (XSEC)	966,405	13,264
	Greentown Service Group Co. Ltd.	11,651,893	13,104
*,1	Alphamab Oncology	7,598,000	12,972
[1]	China East Education Holdings Ltd.	5,711,500	12,861
*	Kaisa Group Holdings Ltd.	27,925,049	12,859
*	ZTO Express Cayman Inc.	391,193	12,788
*	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	832,837	12,699
	China Yangtze Power Co. Ltd. Class A (XSSC)	4,162,028	12,655
	AECC Aviation Power Co. Ltd. Class A (XSSC)	1,370,166	12,608
	Digital China Holdings Ltd.	16,985,894	12,581
	Powerlong Real Estate Holdings Ltd.	19,215,277	12,533
*	Topchoice Medical Corp. Class A	266,379	12,508
	Fu Shou Yuan International Group Ltd.	13,078,913	12,443
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	405,759	12,349
*,1,2	Koolearn Technology Holding Ltd.	3,474,000	12,222
	East Money Information Co. Ltd. Class A (XSHE)	2,246,808	12,191

		Shares	Market Value ($000)
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	2,266,627	12,122
[1]	Hope Education Group Co. Ltd.	35,386,000	12,083
	Xinyi Energy Holdings Ltd.	19,554,000	12,061
	China International Marine Containers Group Co. Ltd. Class H	7,488,578	12,060
	Contemporary Amperex Technology Co. Ltd. Class A (XSEC)	221,485	11,987
[1]	China Resources Pharmaceutical Group Ltd.	22,812,626	11,980
[1]	China Yuhua Education Corp. Ltd.	13,485,676	11,798
[1]	Pharmaron Beijing Co. Ltd. Class H	611,400	11,714
	ZTE Corp. Class A (XSEC)	2,352,274	11,664
	Hundsun Technologies Inc. Class A (XSSC)	773,451	11,583
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	843,851	11,574
*	LexinFintech Holdings Ltd. ADR	1,486,537	11,550
[1]	Luye Pharma Group Ltd.	22,826,956	11,423
*	Chongqing Changan Automobile Co. Ltd. Class B	14,731,040	11,378
	Lomon Billions Group Co. Ltd. Class A (XSHE)	1,848,707	11,346
	Bank of Shanghai Co. Ltd. Class A (XSHG)	9,041,961	11,325
	TCL Technology Group Corp. Class A (XSHE)	8,552,822	11,306
[1]	Legend Holdings Corp. Class H	7,132,014	11,302
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	821,786	11,271
	China Overseas Property Holdings Ltd.	18,111,311	11,152
	Offcn Education Technology Co. Ltd. Class A	1,819,276	11,130
	Weichai Power Co. Ltd. Class A (XSHE)	3,402,678	11,099
	Yifeng Pharmacy Chain Co. Ltd. Class A	706,200	11,073
	Yuzhou Group Holdings Co. Ltd.	31,679,926	11,034
[1]	Guotai Junan Securities Co. Ltd. Class H	7,598,136	11,019
	China Education Group Holdings Ltd.	5,233,724	10,981
	China Eastern Airlines Corp. Ltd. Class H	27,358,558	10,972
	NARI Technology Co. Ltd. Class A (XSSC)	2,405,557	10,919
	Hollysys Automation Technologies Ltd.	783,816	10,911
*,2	Dada Nexus Ltd. ADR	263,672	10,900
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	14,975,181	10,821
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,952,131	10,820
[1]	BAIC Motor Corp. Ltd. Class H	30,653,093	10,780
*	Tianqi Lithium Corp. Class A (XSHE)	1,162,887	10,741
	Huaxia Bank Co. Ltd. Class A (XSSC)	11,358,262	10,706
*,1,2	China Logistics Property Holdings Co. Ltd.	18,628,409	10,669
	Health & Happiness H&H International Holdings Ltd.	2,167,451	10,560
	China Coal Energy Co. Ltd. Class H	36,318,653	10,524
	SSY Group Ltd.	19,805,775	10,418
	COFCO Joycome Foods Ltd.	28,507,000	10,307
	Q Technology Group Co. Ltd.	5,078,424	10,283
	Sinotrans Ltd. Class H	30,288,836	10,169
	GoerTek Inc. Class A (XSHE)	1,989,304	10,145
	Dongyue Group Ltd.	14,553,339	10,085
	AVIC Shenyang Aircraft Co. Ltd. Class A (XSHG)	845,090	10,036
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,664,608	10,021
	WuXi AppTec Co. Ltd. Class A (XSHG)	389,926	10,006
	NAURA Technology Group Co. Ltd. Class A (XSHE)	324,000	9,989
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,713,048	9,976
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,790,494	9,920

		Shares	Market Value ($000)
	Yunnan Energy New Material Co. Ltd. Class A (XSHE)	488,335	9,919
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,451,762	9,907
	Sany Heavy Equipment International Holdings Co. Ltd.	11,907,954	9,906
	China Water Affairs Group Ltd.	12,744,149	9,887
*	KWG Living Group Holdings Ltd.	9,376,898	9,881
	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	13,625,974	9,846
	SF Holding Co. Ltd. Class A (XSEC)	644,205	9,837
[1]	AK Medical Holdings Ltd.	5,422,000	9,724
	Shougang Fushan Resources Group Ltd.	41,216,000	9,721
	Chongqing Brewery Co. Ltd. Class A (XSHG)	464,151	9,630
	COSCO SHIPPING Development Co. Ltd. Class H	60,718,529	9,607
	Everbright Securities Co. Ltd. Class A (XSSC)	3,781,910	9,585
[2]	Jinchuan Group International Resources Co. Ltd.	67,521,000	9,499
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	933,267	9,488
	China Reinsurance Group Corp. Class H	90,944,940	9,469
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	2,059,116	9,467
	Bank of Beijing Co. Ltd. Class A (XSSC)	12,900,573	9,432
	Daqin Railway Co. Ltd. Class A (XSSC)	9,556,460	9,410
	Bank of Ningbo Co. Ltd. Class A (XSEC)	1,581,700	9,399
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,146,330	9,386
	Luxshare Precision Industry Co. Ltd. Class A (XSEC)	1,149,286	9,372
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,323,699	9,263
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	9,258
	Sinopec Engineering Group Co. Ltd. Class H	19,995,064	9,224
	SAIC Motor Corp. Ltd. Class A (XSHG)	2,701,065	9,138
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSHE)	1,219,939	9,122
	China Oriental Group Co. Ltd.	33,542,736	9,083
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	397,900	9,083
	Metallurgical Corp. of China Ltd. Class H	47,057,885	9,073
	Lao Feng Xiang Co. Ltd. Class B	3,186,420	9,069
	Tiangong International Co. Ltd.	16,059,224	9,013
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	22,388,261	8,953
	Seazen Holdings Co. Ltd. Class A (XSHG)	1,371,573	8,944
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	179,100	8,943
	Lonking Holdings Ltd.	26,895,868	8,926
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	5,304,917	8,891
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	482,053	8,870
	Shanghai Lingang Holdings Corp. Ltd. Class A	3,005,968	8,812
*,1	Ascentage Pharma Group International	1,647,800	8,811
	NARI Technology Co. Ltd. Class A (XSHG)	1,932,473	8,772
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	8,707
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	8,608

		Shares	Market Value ($000)
	Shanghai Industrial Holdings Ltd.	6,281,289	8,607
	Gigadevice Semiconductor Beijing Inc. Class A (XSSC)	306,778	8,594
	China Jushi Co. Ltd. Class A (XSSC)	2,472,983	8,589
	Walvax Biotechnology Co. Ltd. Class A	1,395,857	8,531
	China SCE Group Holdings Ltd.	22,483,301	8,451
[1,2]	Viva Biotech Holdings	8,775,000	8,431
[2]	Angang Steel Co. Ltd. Class H	21,374,652	8,374
	Ovctek China Inc. Class A (XSHE)	489,030	8,321
*	Founder Securities Co. Ltd. Class A (XSSC)	5,520,913	8,268
	Yuexiu REIT	17,072,000	8,234
	Zhongyu Gas Holdings Ltd.	9,179,000	8,212
	NetDragon Websoft Holdings Ltd.	3,469,638	8,195
	PAX Global Technology Ltd.	8,297,436	8,150
	Shenzhen Expressway Co. Ltd. Class H	8,857,170	8,134
	Sino-Ocean Group Holding Ltd.	40,347,089	8,132
*	Zhejiang Century Huatong Group Co. Ltd. Class A	8,455,700	8,105
	AECC Aviation Power Co. Ltd. Class A (XSHG)	880,613	8,103
	China Vanke Co. Ltd. Class A (XSEC)	1,889,898	8,102
	Lingyi iTech Guangdong Co. Class A (XSHE)	5,087,100	8,067
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,399,500	8,055
	Changchun High & New Technology Industry Group Inc. Class A (XSEC)	114,350	8,030
	China Overseas Grand Oceans Group Ltd.	15,784,142	8,026
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,425,324	7,912
*	SOHO China Ltd.	26,361,530	7,886
	Fu Jian Anjoy Foods Co. Ltd. Class A	206,298	7,859
	Yunnan Baiyao Group Co. Ltd. Class A (XSEC)	382,093	7,843
*	Fufeng Group Ltd.	20,097,495	7,829
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,696,321	7,823
[1]	China Railway Signal & Communication Corp. Ltd. Class H	20,132,798	7,804
	Greatview Aseptic Packaging Co. Ltd.	14,255,219	7,803
	Iflytek Co. Ltd. Class A (XSHE)	1,081,259	7,787
[1]	Qingdao Port International Co. Ltd. Class H	13,461,915	7,782
	China Resources Medical Holdings Co. Ltd.	7,911,789	7,781
*,2	XPeng Inc. ADR	161,174	7,765
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	7,651,784	7,753
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	1,791,100	7,750
	Poly Property Group Co. Ltd.	26,923,038	7,740
*	GDS Holdings Ltd. Class A	601,424	7,726
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	1,168,979	7,695
	AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A (XSHE)	1,588,202	7,631
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	165,675	7,628
	China Suntien Green Energy Corp. Ltd. Class H	26,157,823	7,625
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	2,774,340	7,614
	Bank of Nanjing Co. Ltd. Class A (XSSC)	6,146,468	7,596
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,294,196	7,588
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	12,036,852	7,588
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	606,700	7,497
[1]	Genertec Universal Medical Group Co. Ltd.	9,821,668	7,489

		Shares	Market Value ($000)
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,825,349	7,488
	Centre Testing International Group Co. Ltd. Class A	1,641,012	7,470
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,949,368	7,455
	Beijing New Building Materials plc Class A (XSEC)	944,497	7,451
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	4,814,877	7,408
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,194,292	7,377
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	8,844,242	7,363
	Zhenro Properties Group Ltd.	12,609,508	7,361
	Iflytek Co. Ltd. Class A (XSEC)	1,019,250	7,340
	Fanhua Inc. ADR	456,108	7,339
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,275,127	7,336
	CSG Holding Co. Ltd. Class B	19,761,597	7,277
*	JA Solar Technology Co. Ltd. Class A (XSHE)	1,323,600	7,269
*	New Oriental Education & Technology Group Inc.	43,355	7,247
	Shoucheng Holdings Ltd.	30,279,211	7,233
	Yanlord Land Group Ltd.	8,732,860	7,201
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	386,593	7,195
*,2	Skyworth Group Ltd.	24,649,212	7,189
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,865,825	7,186
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	7,162
*	TCL Electronics Holdings Ltd.	8,360,329	7,147
	Hualan Biological Engineering Inc. Class A (XSHE)	993,075	7,052
*	Sohu.com Ltd. ADR	392,761	7,050
	Lens Technology Co. Ltd. Class A	1,372,054	7,047
	Industrial Securities Co. Ltd. Class A (XSSC)	5,509,065	7,009
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,975,614	6,992
	China National Nuclear Power Co. Ltd. Class A (XSHG)	8,760,747	6,968
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,745,531	6,946
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	4,435,634	6,941
	Yonghui Superstores Co. Ltd. Class A (XSSC)	6,583,940	6,938
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,637,500	6,930
[1]	Red Star Macalline Group Corp. Ltd. Class H	10,296,970	6,896
	Gongniu Group Co. Ltd. Class A	205,153	6,885
	SG Micro Corp. Class A	146,996	6,871
*,1	Hangzhou Tigermed Consulting Co. Ltd. Class H	310,800	6,834
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	153,100	6,820
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	9,119,060	6,772
[1]	China New Higher Education Group Ltd.	10,174,000	6,757
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,528,088	6,748
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,616,092	6,716
	Xtep International Holdings Ltd.	14,995,791	6,708

		Shares	Market Value ($000)
	China Molybdenum Co. Ltd. Class A (XSSC)	7,180,411	6,703
	Rongsheng Petro Chemical Co. Ltd. Class A (XSHE)	1,261,696	6,659
*,1	CStone Pharmaceuticals	4,921,500	6,623
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,360,174	6,600
	Glodon Co. Ltd. Class A	515,631	6,600
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSEC)	877,950	6,565
*	Alibaba Group Holding Ltd.	206,200	6,544
	PetroChina Co. Ltd. Class A	10,277,690	6,495
	Shandong Sinocera Functional Material Co. Ltd. Class A	877,100	6,492
	E-House China Enterprise Holdings Ltd.	7,412,100	6,492
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	4,812,507	6,462
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	1,176,881	6,456
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	6,413
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	6,367
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	622,059	6,324
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	237,150	6,316
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	728,415	6,274
	Sunwoda Electronic Co. Ltd. Class A	1,502,280	6,263
[2]	BBMG Corp. Class H	32,178,781	6,246
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,651,092	6,207
	Bank of Chongqing Co. Ltd. Class H	9,745,066	6,165
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	6,141
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,562,060	6,135
	Jiayuan International Group Ltd.	15,795,853	6,129
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	6,129
*	Aluminum Corp. of China Ltd. Class A	12,389,600	6,114
	Yuexiu Transport Infrastructure Ltd.	9,084,501	6,107
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,806,931	6,086
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	6,060
	Zhejiang NHU Co. Ltd. Class A (XSHE)	1,054,177	6,042
*	So-Young International Inc. ADR	516,989	6,033
	Hangzhou Steam Turbine Co. Ltd. Class B	3,995,582	6,011
*	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,692,304	5,983
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	506,571	5,951
	Jafron Biomedical Co. Ltd. Class A (XSHE)	488,190	5,936
	JiuGui Liquor Co. Ltd. Class A (XSHE)	217,000	5,928
	AVIC Shenyang Aircraft Co. Ltd. Class A (XSSC)	495,963	5,890
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	975,586	5,874
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	7,405,138	5,849
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,424,347	5,796
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	9,182,200	5,788
	Bank of Hangzhou Co. Ltd. Class A (XSSC)	2,547,051	5,783
	Tianshui Huatian Technology Co. Ltd. Class A	2,643,819	5,776

		Shares	Market Value ($000)
*,2	Hanergy Thin Film Power Group Ltd.	206,154,000	5,744
	AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSHE)	535,506	5,741
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSEC)	1,364,400	5,724
	Dongfang Electric Corp. Ltd. Class H	5,958,813	5,706
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	2,973,591	5,704
	Zhejiang Supor Co. Ltd. Class A	462,619	5,692
*	Gotion High-tech Co. Ltd. Class A	1,006,769	5,680
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,129,767	5,637
*	Ecovacs Robotics Co. Ltd. Class A (XSHG)	327,585	5,583
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	838,841	5,577
	Suning.com Co. Ltd. Class A (XSHE)	5,447,722	5,562
	Beijing Enlight Media Co. Ltd. Class A	2,749,703	5,557
	Huadian Power International Corp. Ltd. Class H	21,718,909	5,534
*,2	China Modern Dairy Holdings Ltd.	17,154,299	5,529
[2]	Datang International Power Generation Co. Ltd. Class H	41,394,046	5,493
	Hangzhou First Applied Material Co. Ltd. Class A	357,612	5,491
	Haitong Securities Co. Ltd. Class A (XSSC)	2,897,117	5,479
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSHE)	397,301	5,475
[1]	Midea Real Estate Holding Ltd.	2,613,000	5,469
	Bank of Shanghai Co. Ltd. Class A (XSSC)	4,345,375	5,443
*,2	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,286,000	5,435
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSHE)	1,294,400	5,430
	ZTE Corp. Class A (XSHE)	1,094,565	5,428
	China Machinery Engineering Corp. Class H	11,958,261	5,416
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	312,900	5,415
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,511,013	5,401
*	JCET Group Co. Ltd. Class A (XSHG)	858,900	5,391
*	Sogou Inc. ADR	651,760	5,390
	GoerTek Inc. Class A (XSEC)	1,056,728	5,389
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	5,389
	Weifu High-Technology Group Co. Ltd. Class B	2,880,099	5,387
	NetEase Inc.	236,236	5,382
	Zhejiang NHU Co. Ltd. Class A (XSEC)	938,300	5,378
	Anhui Gujing Distillery Co. Ltd. Class A	142,240	5,359
	Mango Excellent Media Co. Ltd. Class A (XSEC)	428,299	5,357
	Shandong Chenming Paper Holdings Ltd. Class B	13,121,946	5,356
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	1,509,449	5,342
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSEC)	291,059	5,321
	China Kepei Education Group Ltd.	7,562,000	5,319
	Times Neighborhood Holdings Ltd.	5,880,032	5,314
	Tong Ren Tang Technologies Co. Ltd. Class H	8,420,132	5,311
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	5,309
*,2	China Maple Leaf Educational Systems Ltd.	21,870,538	5,291
	Guosen Securities Co. Ltd. Class A (XSHE)	2,688,441	5,290
*	COSCO SHIPPING Holdings Co. Ltd. Class A	2,759,191	5,283
	Gemdale Corp. Class A (XSSC)	3,158,608	5,277

		Shares	Market Value ($000)
[2]	Comba Telecom Systems Holdings Ltd.	17,728,130	5,252
*,1	Maoyan Entertainment	3,230,200	5,234
*	HNA Infrastructure Investment Group Co. Ltd. Class A	4,595,944	5,195
	Bank of Changsha Co. Ltd. Class A (XSHG)	3,355,488	5,190
	Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	1,030,348	5,164
	Sinopec Kantons Holdings Ltd.	14,790,976	5,159
	TCL Technology Group Corp. Class A (XSEC)	3,903,000	5,159
	Bank of Beijing Co. Ltd. Class A (XSHG)	7,044,362	5,150
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,246,628	5,101
	New Hope Liuhe Co. Ltd. Class A (XSEC)	1,562,521	5,098
	Zijin Mining Group Co. Ltd. Class A (XSHG)	3,465,500	5,095
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	5,094
	Skyfame Realty Holdings Ltd.	41,587,804	5,090
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,555,299	5,088
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	2,405,050	5,083
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,302,200	5,072
	Sinolink Securities Co. Ltd. Class A (XSSC)	2,313,400	5,070
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	345,570	5,069
	China Tian Lun Gas Holdings Ltd.	5,837,000	5,057
	Beijing New Building Materials plc Class A (XSHE)	640,600	5,053
	Seazen Holdings Co. Ltd. Class A (XSSC)	769,700	5,019
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSSC)	482,625	5,006
*	Fantasia Holdings Group Co. Ltd.	34,160,020	4,993
	Tianfeng Securities Co. Ltd. Class A (XSHG)	6,105,960	4,988
	CIMC Enric Holdings Ltd.	8,105,019	4,987
	China BlueChemical Ltd. Class H	24,804,568	4,977
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	28,021,925	4,974
	BOC International China Co. Ltd. Class A	1,424,427	4,964
*,2	BEST Inc. ADR	2,242,555	4,956
*	Zhongtai Securities Co. Ltd. Class A	2,215,700	4,953
	AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSEC)	461,299	4,945
	Hualan Biological Engineering Inc. Class A (XSEC)	696,078	4,943
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSEC)	680,409	4,938
*,2	Qudian Inc. ADR	2,452,856	4,930
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	4,907
*,2	Ronshine China Holdings Ltd.	7,406,808	4,901
	Shandong Linglong Tyre Co. Ltd. Class A	738,991	4,895
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	7,164,734	4,886
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,613,004	4,878
*	Wanda Film Holding Co. Ltd. Class A	1,468,650	4,860
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	815,911	4,853
*	Chengdu Kanghua Biological Products Co. Ltd. Class A	69,400	4,850
	Perfect World Co. Ltd. Class A	1,149,124	4,837

		Shares	Market Value ($000)
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	12,264,392	4,833
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSHE)	2,201,486	4,828
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	619,800	4,822
	China Everbright Bank Co. Ltd. Class A (XSHG)	7,698,600	4,817
	China Merchants Securities Co. Ltd. Class A (XSHG)	1,203,560	4,798
	China Railway Group Ltd. Class A (XSSC)	5,847,514	4,778
*,1	Meitu Inc.	24,623,436	4,774
	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	2,238,952	4,769
	Shenzhen Capchem Technology Co. Ltd. Class A	371,900	4,750
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	4,691
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	1,092,991	4,684
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSEC)	339,440	4,678
	StarPower Semiconductor Ltd. Class A	135,400	4,672
	Changjiang Securities Co. Ltd. Class A (XSHE)	3,908,024	4,662
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	1,239,421	4,659
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSEC)	203,700	4,650
*	China Zhongwang Holdings Ltd.	19,434,219	4,626
[1,2]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,010,164	4,613
*	CAR Inc.	8,912,796	4,574
	China National Accord Medicines Corp. Ltd. Class B	1,652,587	4,567
	Huafon Chemical Co. Ltd. Class A (XSHE)	1,999,101	4,561
	Proya Cosmetics Co. Ltd. Class A	158,100	4,538
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	4,536
*,2	CSSC Offshore & Marine Engineering Group Co. Ltd. Class H	4,226,581	4,521
	AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A (XSEC)	940,900	4,521
*	Bengang Steel Plates Co. Ltd. Class A	10,103,904	4,510
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,195	4,509
*	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	1,695,900	4,507
*,2	Qutoutiao Inc. ADR	1,468,225	4,493
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,581	4,473
	China Dongxiang Group Co. Ltd.	45,073,360	4,467
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	201,800	4,466
	Sangfor Technologies Inc. Class A	97,182	4,462
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	4,451
	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	4,443
[2]	China Tobacco International HK Co. Ltd.	2,276,000	4,425
	Youngor Group Co. Ltd. Class A (XSSC)	4,025,472	4,415
	Zhongliang Holdings Group Co. Ltd.	7,356,500	4,403
	Livzon Pharmaceutical Group Inc. Class H	1,191,553	4,401
	Avic Capital Co. Ltd. Class A (XSSC)	6,912,445	4,385
*	Zhuguang Holdings Group Co. Ltd.	32,604,000	4,372

		Shares	Market Value ($000)
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	96,376	4,366
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	4,360
	Tongkun Group Co. Ltd. Class A (XSSC)	1,216,299	4,352
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	4,348
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	842,707	4,346
	Concord New Energy Group Ltd.	64,754,071	4,338
*	Hi Sun Technology China Ltd.	23,853,186	4,324
	Bank of Communications Co. Ltd. Class A (XSHG)	6,272,300	4,324
*	JCET Group Co. Ltd. Class A (XSSC)	688,244	4,320
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	799,753	4,320
	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	4,304
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSHE)	1,310,729	4,302
*	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	871,895	4,298
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	937,700	4,270
	China High Speed Transmission Equipment Group Co. Ltd.	4,530,934	4,264
	Chacha Food Co. Ltd. Class A	440,621	4,238
	Thunder Software Technology Co. Ltd. Class A (XSHE)	186,827	4,236
	Guangzhou Wondfo Biotech Co. Ltd. Class A	314,168	4,223
	Power Construction Corp. of China Ltd. Class A (XSSC)	7,234,508	4,221
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,050,510	4,197
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	4,175
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	4,175
	Dazhong Transportation Group Co. Ltd. Class B	14,068,008	4,171
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	4,171
	Tongwei Co. Ltd. Class A (XSHG)	588,600	4,164
	NAURA Technology Group Co. Ltd. Class A (XSEC)	134,700	4,153
	West China Cement Ltd.	28,514,438	4,142
	CITIC Securities Co. Ltd. Class A (XSHG)	945,400	4,132
	Venustech Group Inc. Class A (XSHE)	806,836	4,121
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	4,106
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	892,677	4,104
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	1,957,200	4,100
	CNHTC Jinan Truck Co. Ltd. Class A	665,242	4,092
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	430,600	4,073
	Hengyi Petrochemical Co. Ltd. Class A	2,027,100	4,066
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	182,100	4,039
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	4,865,893	4,033
*	Shanghai Milkground Food Tech Co. Ltd. Class A	418,743	4,026
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	4,011

		Shares	Market Value ($000)
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	503,500	4,005
[1,2]	Redco Properties Group Ltd.	11,877,640	3,995
	Apeloa Pharmaceutical Co. Ltd. Class A	1,149,021	3,993
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	217,828	3,982
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,191,300	3,968
	Hengli Petrochemical Co. Ltd. Class A (XSSC)	666,000	3,966
*	IRICO Display Devices Co. Ltd. Class A	3,442,001	3,965
	GF Securities Co. Ltd. Class H	2,707,800	3,946
[1]	Shandong Gold Mining Co. Ltd. Class H	1,886,450	3,945
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	3,938
	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	3,924
	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	3,918
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,340,895	3,917
*	Guolian Securities Co. Ltd. Class A	1,561,900	3,912
	Bank of Jiangsu Co. Ltd. Class A (XSHG)	4,582,387	3,908
	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	3,904
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,726,187	3,902
	Central China Real Estate Ltd.	9,347,000	3,891
[3]	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	3,881
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	5,179,769	3,873
	Fujian Torch Electron Technology Co. Ltd. Class A	384,612	3,830
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	2,259,661	3,826
	Anhui Jinhe Industrial Co. Ltd. Class A	556,300	3,806
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,516,488	3,801
*	Beijing Enterprises Clean Energy Group Ltd.	268,597,198	3,791
	Anhui Expressway Co. Ltd. Class H	5,998,097	3,776
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSEC)	570,023	3,763
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,676,434	3,755
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSSC)	209,400	3,754
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	536,100	3,751
	Yango Group Co. Ltd. Class A	4,010,183	3,750
	Daqin Railway Co. Ltd. Class A (XSHG)	3,804,820	3,746
	Air China Ltd. Class A (XSHG)	3,368,114	3,741
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,738
	Suzhou Maxwell Technologies Co. Ltd. Class A	43,200	3,732
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	561,942	3,722
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	3,721
	Shaanxi Coal Industry Co. Ltd. Class A (XSSC)	2,364,183	3,699
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	645,888	3,688
	Riyue Heavy Industry Co. Ltd. Class A	592,860	3,661
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	322,318	3,659
*	Ingenic Semiconductor Co. Ltd. Class A	348,916	3,657
*	Tongdao Liepin Group	1,486,200	3,650
	Skshu Paint Co. Ltd. Class A	159,200	3,647

		Shares	Market Value ($000)
	Dian Diagnostics Group Co. Ltd. Class A	561,937	3,624
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	3,624
	China Foods Ltd.	8,761,153	3,621
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	3,620
	China National Software & Service Co. Ltd. Class A (XSSC)	374,334	3,611
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	259,575	3,604
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,547,237	3,601
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSEC)	193,388	3,599
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	597,463	3,598
	GD Power Development Co. Ltd. Class A (XSSC)	11,037,415	3,583
	Dongxing Securities Co. Ltd. Class A (XSHG)	2,077,201	3,582
	Thunder Software Technology Co. Ltd. Class A (XSEC)	157,500	3,571
*	State Grid Yingda Co. Ltd. Class A (XSHG)	3,932,201	3,569
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	3,560
	TBEA Co. Ltd. Class A (XSSC)	1,811,358	3,559
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	3,559
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	1,671,947	3,555
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	3,540
	NanJi E-Commerce Co. Ltd. Class A	2,343,643	3,538
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	3,536
	Sanquan Food Co. Ltd. Class A	794,200	3,527
	XCMG Construction Machinery Co. Ltd. Class A (XSEC)	4,260,700	3,525
	Consun Pharmaceutical Group Ltd.	8,590,000	3,523
	Sinocare Inc. Class A	543,300	3,520
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	3,513
	Gigadevice Semiconductor Beijing Inc. Class A (XSHG)	125,164	3,507
*	Beijing Easpring Material Technology Co. Ltd. Class A	391,500	3,491
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	3,485
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	2,588,912	3,484
	C&D International Investment Group Ltd.	2,179,000	3,477
	Bank of Guiyang Co. Ltd. Class A	2,871,227	3,469
*	Baozun Inc. Class A	260,903	3,467
	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,164,281	3,461
*	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	2,963,392	3,458
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	3,455
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	3,451
*	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSSC)	226,170	3,449
*	Shanxi Meijin Energy Co. Ltd. Class A	3,145,923	3,441
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	3,440

		Shares	Market Value ($000)
	Oppein Home Group Inc. Class A	148,897	3,439
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	3,426
	AVICOPTER plc Class A (XSSC)	395,502	3,420
	Foxconn Industrial Internet Co. Ltd. Class A (XSSC)	1,550,700	3,416
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	792,645	3,416
	China South City Holdings Ltd.	31,585,258	3,408
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	3,399
	Suning.com Co. Ltd. Class A (XSEC)	3,325,270	3,395
	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	507,518	3,390
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	646,300	3,390
	Ningbo Zhoushan Port Co. Ltd. Class A (XSSC)	5,735,663	3,389
	SDIC Capital Co. Ltd. Class A (XSSC)	1,711,200	3,387
	Huaneng Power International Inc. Class A (XSSC)	5,246,597	3,380
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	463,307	3,380
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	3,378
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	923,994	3,372
	Yunnan Energy New Material Co. Ltd. Class A (XSEC)	165,900	3,370
	China National Nuclear Power Co. Ltd. Class A (XSSC)	4,236,800	3,370
*	Founder Securities Co. Ltd. Class A (XSHG)	2,246,390	3,364
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,472,290	3,363
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,256,308	3,361
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	4,221,531	3,348
	Beijing Originwater Technology Co. Ltd. Class A	2,987,418	3,334
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	3,323
	Heilongjiang Agriculture Co. Ltd. Class A (XSHG)	1,312,371	3,316
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,249,200	3,315
	Western Securities Co. Ltd. Class A (XSHE)	2,162,751	3,301
	By-health Co. Ltd. Class A	962,506	3,301
	Tongda Group Holdings Ltd.	48,471,919	3,300
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,634,186	3,299
	Shenzhen Energy Group Co. Ltd. Class A	3,417,670	3,299
	NavInfo Co. Ltd. Class A (XSHE)	1,423,800	3,293
	Liaoning Port Co. Ltd. Class A	11,206,208	3,289
*	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	1,234,700	3,281
	Shanghai Bailian Group Co. Ltd. Class B	3,726,656	3,278
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,933,716	3,274
	First Capital Securities Co. Ltd. Class A (XSEC)	2,632,100	3,273
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	3,269
	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSHE)	601,905	3,265
	Guangdong Hongda Blasting Co. Ltd. Class A	684,658	3,255
	Chaowei Power Holdings Ltd.	7,664,924	3,251

		Shares	Market Value ($000)
	Wisdom Education International Holdings Co. Ltd.	6,772,000	3,247
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	2,403,345	3,236
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	455,560	3,236
[1]	China Everbright Greentech Ltd.	7,486,814	3,207
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	1,459,514	3,201
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	559,958	3,198
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,196
	Aisino Corp. Class A	1,799,513	3,181
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	3,175
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,199,776	3,170
	Guangshen Railway Co. Ltd. Class H	17,565,093	3,166
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	3,164
	Hubei Dinglong Co. Ltd. Class A	930,908	3,153
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	2,430,333	3,149
*	Wonders Information Co. Ltd. Class A	1,073,100	3,149
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	3,141
	China Lilang Ltd.	4,657,865	3,136
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	3,143,462	3,133
	Hundsun Technologies Inc. Class A (XSHG)	209,046	3,131
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	3,116
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	3,115
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	3,108
	Greenland Hong Kong Holdings Ltd.	10,544,314	3,102
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,635,114	3,098
	Jiangxi Copper Co. Ltd. Class A	1,066,444	3,095
	Shanghai Jin Jiang Capital Co. Ltd. Class H	18,561,780	3,083
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,268,891	3,081
	Huaibei Mining Holdings Co. Ltd. Class A	1,987,600	3,072
*	China CSSC Holdings Ltd. Class A (XSHG)	1,239,700	3,060
	Shanghai M&G Stationery Inc. Class A (XSSC)	210,300	3,058
	Guizhou Space Appliance Co. Ltd. Class A	362,130	3,056
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	3,052
	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	117,242	3,033
*	Ecovacs Robotics Co. Ltd. Class A (XSSC)	177,900	3,032
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	1,111,059	3,030
	JNBY Design Ltd.	2,616,500	3,029
	Baoji Titanium Industry Co. Ltd. Class A	417,700	3,018
	China Shineway Pharmaceutical Group Ltd.	4,249,885	3,005
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	196,206	3,005
	Beijing Capital Land Ltd. Class H	16,872,464	3,002
	Southwest Securities Co. Ltd. Class A (XSSC)	3,922,781	2,989
	China National Medicines Corp. Ltd. Class A (XSSC)	488,252	2,988
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,571,541	2,975
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	437,547	2,975
	BBMG Corp. Class A (XSSC)	7,076,779	2,974

		Shares	Market Value ($000)
	Joyoung Co. Ltd. Class A	682,392	2,970
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	2,969
	China Avionics Systems Co. Ltd. Class A (XSSC)	1,047,220	2,962
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	2,961
	China Zheshang Bank Co. Ltd. Class A	4,854,200	2,958
	Guosen Securities Co. Ltd. Class A (XSEC)	1,502,321	2,956
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	465,203	2,948
	Jiangsu Shagang Co. Ltd. Class A	1,960,385	2,948
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	2,945
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSHG)	1,806,254	2,918
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	456,000	2,916
	Hongta Securities Co. Ltd. Class A	1,260,600	2,908
	Xingda International Holdings Ltd.	10,579,093	2,904
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	2,897
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,223,659	2,889
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	2,887
	Beijing Yanjing Brewery Co. Ltd. Class A	2,841,380	2,881
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	2,874
	Addsino Co. Ltd. Class A (XSEC)	749,900	2,873
	Addsino Co. Ltd. Class A (XSHE)	748,000	2,865
	China Satellite Communications Co. Ltd. Class A (XSHG)	1,064,700	2,859
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	1,067,698	2,856
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSSC)	1,767,885	2,856
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	2,855
	Shanghai Haixin Group Co. Class B	8,598,063	2,850
*	Sinofert Holdings Ltd.	23,790,032	2,842
*	China First Heavy Industries Class A	6,516,775	2,828
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,992,926	2,826
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	2,824
*	Topsec Technologies Group Inc. Class A (XSHE)	879,332	2,821
	China Harmony Auto Holding Ltd.	6,386,500	2,813
	SooChow Securities Co. Ltd. Class A (XSSC)	2,080,691	2,807
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	1,089,418	2,803
*	Shanghai DZH Ltd. Class A	1,945,300	2,799
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	2,793
	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	2,784
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	1,517,160	2,767
*	Shenzhen Chengxin Lithium Group Co. Ltd. Class A	647,374	2,763
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,752
	Oriental Energy Co. Ltd. Class A	1,603,721	2,741
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	2,729
*	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	2,722

		Shares	Market Value ($000)
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,708
	GEM Co. Ltd. Class A (XSHE)	2,179,354	2,686
	Beijing Kunlun Tech Co. Ltd. Class A (XSEC)	723,856	2,676
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	767,600	2,657
	China Railway Group Ltd. Class A (XSHG)	3,248,829	2,655
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	2,652
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	373,500	2,649
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	856,438	2,646
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	237,020	2,646
*	Sinopec Oilfield Service Corp. Class A	9,515,800	2,646
	Guangdong Electric Power Development Co. Ltd. Class B	8,986,228	2,641
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	2,637
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	185,220	2,627
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	466,500	2,627
	TBEA Co. Ltd. Class A (XSHG)	1,336,069	2,625
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	1,923,462	2,618
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	1,378,105	2,616
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	170,961	2,615
*	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	2,614
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	2,611
*	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	2,608
	OFILM Group Co. Ltd. Class A (XSHE)	1,644,125	2,603
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,902,940	2,598
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	237,160	2,594
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,429,700	2,583
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	2,580
	China Minmetals Rare Earth Co. Ltd. Class A	892,000	2,576
	Shennan Circuits Co. Ltd. Class A	155,817	2,573
	Wanhua Chemical Group Co. Ltd. Class A (XSSC)	149,200	2,572
	Maccura Biotechnology Co. Ltd. Class A	366,530	2,566
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	670,300	2,562
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	2,548
*	Harbin Electric Co. Ltd. Class H	9,081,875	2,546
	Beijing E-Hualu Information Technology Co. Ltd. Class A	600,284	2,539
	Shengyi Technology Co. Ltd. Class A (XSHG)	646,218	2,538
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	2,533
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	2,529
[1]	Impro Precision Industries Ltd.	6,235,000	2,529
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,527
*,2	Colour Life Services Group Co. Ltd.	5,812,570	2,518
[2]	Hebei Construction Group Corp. Ltd. Class H	6,015,500	2,512

		Shares	Market Value ($000)
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	662,887	2,507
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	898,385	2,506
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	2,506
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	2,499
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	110,280	2,499
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	2,483
	Yixintang Pharmaceutical Group Co. Ltd. Class A	417,554	2,482
	Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	2,481
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,138,291	2,475
	Beijing Thunisoft Corp. Ltd. Class A	815,420	2,467
	HLA Corp. Ltd. Class A (XSSC)	2,598,579	2,467
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSHE)	446,762	2,455
	Shanghai Industrial Urban Development Group Ltd.	25,690,162	2,446
	Beijing Sinnet Technology Co. Ltd. Class A	965,040	2,442
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	2,439
	China Gezhouba Group Co. Ltd. Class A (XSSC)	2,434,475	2,438
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,310,695	2,435
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,026,110	2,435
	Rongsheng Petro Chemical Co. Ltd. Class A (XSEC)	460,936	2,433
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	2,429
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,359,055	2,426
*,3	China Huiyuan Juice Group Ltd.	9,298,137	2,422
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,796,153	2,421
	Beijing United Information Technology Co. Ltd.	102,600	2,419
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	639,370	2,418
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	2,418
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,954,576	2,416
	Hangzhou Onechance Tech Corp. Class A	127,340	2,399
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	2,398
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,626	2,394
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	2,392
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	111,347	2,392
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,882,872	2,390
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	343,600	2,386
	Suofeiya Home Collection Co. Ltd. Class A	486,978	2,386
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	3,017,560	2,384
	DHC Software Co. Ltd. Class A (XSHE)	2,080,100	2,381
	Shenzhen Sunway Communication Co. Ltd. Class A (XSEC)	481,625	2,379
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSEC)	137,400	2,378
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,776,691	2,377

		Shares	Market Value ($000)
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	1,304,852	2,369
*	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	2,369
	Sieyuan Electric Co. Ltd. Class A	733,100	2,360
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	2,359
	Shanghai Pret Composites Co. Ltd. Class A	835,885	2,358
	China Fangda Group Co. Ltd. Class B	6,312,683	2,357
	Shenzhen Airport Co. Ltd. Class A	1,947,184	2,353
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	2,351
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,452,300	2,350
	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	2,348
	SDIC Capital Co. Ltd. Class A (XSHG)	1,185,300	2,346
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	474,708	2,345
*	China Southern Airlines Co. Ltd. Class A	2,602,055	2,339
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	2,338
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	2,337
	Zhongji Innolight Co. Ltd. Class A (XSEC)	292,286	2,334
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	2,323
	Xiamen C & D Inc. Class A (XSHG)	1,944,800	2,322
	Zhongji Innolight Co. Ltd. Class A (XSHE)	290,437	2,320
	Sichuan Swellfun Co. Ltd. Class A (XSSC)	167,033	2,319
	360 Security Technology Inc. Class A (XSHG)	923,000	2,317
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	468,224	2,313
	Weihai Guangwei Composites Co. Ltd. Class A (XSEC)	168,500	2,309
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	2,306
	CPMC Holdings Ltd.	4,573,319	2,304
*	Zhongtian Financial Group Co. Ltd. Class A	5,523,375	2,299
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	674,080	2,297
	YongXing Special Materials Technology Co. Ltd. Class A	308,468	2,291
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	2,279
	Sichuan Expressway Co. Ltd. Class H	9,978,276	2,273
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	794,000	2,273
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	2,271
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	853,196	2,271
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	2,268
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSEC)	342,082	2,266
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	2,878,100	2,265
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,012,526	2,262
	China Merchants Land Ltd.	15,681,888	2,256
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	2,247
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	2,242
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	521,615	2,241

		Shares	Market Value ($000)
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	338,900	2,238
*	Ourpalm Co. Ltd. Class A	2,605,361	2,233
	Yintai Gold Co. Ltd. Class A (XSHE)	1,822,253	2,231
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	2,228
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	1,770,531	2,222
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,654,200	2,221
	State Grid Information & Communication Co. Ltd. Class A	1,065,500	2,218
	Shanghai Weaver Network Co. Ltd. Class A (XSHG)	154,097	2,217
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	41,600	2,206
	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	2,200
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	776,822	2,199
*,1,2	Ascletis Pharma Inc.	6,103,000	2,197
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	2,194
	China Jushi Co. Ltd. Class A (XSHG)	629,798	2,187
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,135,300	2,185
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,177
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,221,500	2,173
	Dongjiang Environmental Co. Ltd. Class A	1,905,066	2,161
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	2,159
	Jafron Biomedical Co. Ltd. Class A (XSEC)	177,470	2,158
	GD Power Development Co. Ltd. Class A (XSHG)	6,633,116	2,153
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	2,593,215	2,146
	Shenzhen Kedali Industry Co. Ltd. Class A	183,400	2,146
	Lingyi iTech Guangdong Co. Class A (XSEC)	1,352,100	2,144
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,191,892	2,142
	SPIC Dongfang New Energy Corp. Class A (XSEC)	3,301,388	2,140
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	1,874,962	2,137
	Inner Mongolia First Machinery Group Co. Ltd. Class A (XSHG)	1,296,286	2,137
	Aerospace CH UAV Co. Ltd. (XSHE)	542,800	2,135
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,571,067	2,131
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	2,127
	Risen Energy Co. Ltd. Class A	570,600	2,121
*	HC SemiTek Corp. Class A	944,750	2,115
	Zhefu Holding Group Co. Ltd. Class A	2,876,490	2,115
*	CCOOP Group Co. Ltd. Class A (XSHE)	5,417,100	2,114
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	2,113
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,351,200	2,109
	Chengdu Xingrong Environment Co. Ltd. Class A	3,004,200	2,107
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	2,103
*,2,3	National Agricultural Holdings Ltd.	13,680,292	2,100
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	2,097
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	2,095

		Shares	Market Value ($000)
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	1,293,400	2,093
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	472,967	2,092
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,259,500	2,091
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	248,392	2,090
	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	2,086
	China Oilfield Services Ltd. Class A	927,634	2,085
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	5,238,876	2,084
*	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	2,083
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,080
	CNOOC Energy Technology & Services Ltd. Class A	6,008,200	2,078
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSEC)	141,300	2,073
	Ninestar Corp. Class A (XSHE)	498,987	2,071
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	2,070
	Huangshan Tourism Development Co. Ltd. Class B	2,939,803	2,068
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSEC)	98,084	2,067
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	1,172,445	2,063
	CECEP Wind-Power Corp. Class A (XSSC)	3,785,316	2,063
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,084,833	2,060
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	81,500	2,058
	Vantone Neo Development Group Co. Ltd. Class A	2,028,010	2,056
*	Guangdong Golden Dragon Development Inc. Class A (XSHE)	807,000	2,052
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	2,050
	Victory Giant Technology Huizhou Co. Ltd. Class A	622,500	2,046
	East Group Co. Ltd. Class A	1,984,000	2,044
	Porton Pharma Solutions Ltd. Class A (XSEC)	321,250	2,040
	Shandong Sun Paper Industry JSC Ltd. Class A (XSEC)	835,800	2,039
*,2	Fullshare Holdings Ltd.	105,921,870	2,035
	Taiji Computer Corp. Ltd. Class A	556,906	2,034
	JiuGui Liquor Co. Ltd. Class A (XSEC)	74,400	2,032
	Chongqing Sokon Industry Group Co. Ltd. Class A	716,728	2,032
	Wuhan Guide Infrared Co. Ltd. Class A (XSEC)	308,451	2,030
*	FAW Jiefang Group Co. Ltd. Class A	1,206,800	2,028
*	Yunnan Copper Co. Ltd. Class A (XSEC)	1,013,600	2,022
[3]	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	2,018
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	2,016
	Shaanxi International Trust Co. Ltd. Class A (XSHE)	3,833,780	2,011
	SooChow Securities Co. Ltd. Class A (XSHG)	1,483,170	2,001
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	1,996
	China Film Co. Ltd. Class A (XSHG)	1,041,800	1,992
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	201,427	1,987
	Qingling Motors Co. Ltd. Class H	9,812,072	1,985
	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	1,985

		Shares	Market Value ($000)
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	890,400	1,984
	Bluestar Adisseo Co. Class A	1,009,941	1,983
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	332,411	1,977
	Angel Yeast Co. Ltd. Class A (XSSC)	242,888	1,973
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	1,973
	DongFeng Automobile Co. Ltd. Class A	1,936,312	1,965
*	Lier Chemical Co. Ltd. Class A	504,444	1,964
	Huafon Chemical Co. Ltd. Class A (XSEC)	859,600	1,961
	Shanghai Huayi Group Co. Ltd. Class B	4,248,843	1,959
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	2,044,106	1,958
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSEC)	43,128	1,954
	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	1,954
	IKD Co. Ltd. Class A	876,400	1,951
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	1,950
*	Tech-Bank Food Co. Ltd. Class A (XSHE)	883,553	1,945
	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	1,945
*	Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,669,852	1,941
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	317,125	1,940
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,844,100	1,939
	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,936
	Beijing Capital Co. Ltd. Class A (XSSC)	4,436,955	1,933
	Nanjing Securities Co. Ltd. Class A (XSSC)	1,181,500	1,931
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,593,736	1,931
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	184,400	1,929
*	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	1,928
	Wuhan DR Laser Technology Corp. Ltd. Class A	91,680	1,928
	Chinalin Securities Co. Ltd. Class A	924,427	1,926
	China Shenhua Energy Co. Ltd. Class A (XSHG)	714,430	1,919
	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	1,908
	Wasion Holdings Ltd.	6,252,867	1,906
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	1,901
*	Yunnan Tin Co. Ltd. Class A (XSEC)	1,002,399	1,900
	Jiajiayue Group Co. Ltd. Class A	603,492	1,895
*	TongFu Microelectronics Co. Ltd. Class A (XSEC)	446,991	1,888
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	1,888
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	1,888
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	1,885
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	630,375	1,883
	Yealink Network Technology Corp. Ltd. Class A (XSEC)	152,059	1,879
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,879
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,411,900	1,875
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	4,196,303	1,873
	GEM Co. Ltd. Class A (XSEC)	1,518,586	1,872

		Shares	Market Value ($000)
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	681,500	1,870
*	Estun Automation Co. Ltd. Class A (XSEC)	356,900	1,865
*	Tianqi Lithium Corp. Class A (XSEC)	201,353	1,860
	Toly Bread Co. Ltd. Class A (XSHG)	215,292	1,855
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	1,854
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	2,148,092	1,850
	Everbright Securities Co. Ltd. Class A (XSHG)	727,800	1,845
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	1,845
	Huaan Securities Co. Ltd. Class A (XSHG)	1,778,632	1,845
	Unisplendour Corp. Ltd. Class A (XSEC)	580,826	1,843
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,843
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,836
	Western Securities Co. Ltd. Class A (XSEC)	1,201,468	1,834
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	656,094	1,830
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,822
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,814
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	1,812
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	1,810
[1]	CSC Financial Co. Ltd. Class H	1,235,500	1,805
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,767,270	1,805
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	421,500	1,803
*	CGN New Energy Holdings Co. Ltd.	8,272,000	1,800
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSEC)	354,360	1,798
	Lushang Health Industry Development Co. Ltd. Class A	925,879	1,791
*	Hainan Airlines Holding Co. Ltd. Class A	7,582,400	1,790
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSEC)	445,778	1,788
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,228,349	1,784
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	1,783
	Shanghai Liangxin Electrical Co. Ltd. Class A	386,700	1,782
	Sai Micro Electronics Inc. Class A	520,110	1,779
	Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	1,778
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSHE)	746,376	1,776
	Beijing Capital Development Co. Ltd. Class A (XSSC)	2,014,531	1,768
*	Zhejiang Kaishan Compressor Co. Ltd. Class A	830,608	1,767
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,764
	YTO Express Group Co. Ltd. Class A (XSSC)	1,000,300	1,763
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	1,755
*	Hesteel Co. Ltd. Class A (XSEC)	5,514,383	1,754
*	Anhui Golden Seed Winery Co. Ltd. Class A	736,201	1,751
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,231,069	1,739

		Shares	Market Value ($000)
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,730
	Gemdale Corp. Class A (XSHG)	1,034,300	1,728
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,728
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	1,206,300	1,727
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,951,245	1,727
	B-Soft Co. Ltd. Class A	882,897	1,727
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSEC)	168,792	1,722
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,721
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	1,719
	Zhejiang Meida Industrial Co. Ltd. Class A (XSHE)	572,800	1,715
	Sinofibers Technology Co. Ltd. Class A	208,300	1,711
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,710
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	246,158	1,707
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,705
	Jiangsu Azure Corp. Class A	956,450	1,702
	STO Express Co. Ltd. Class A (XSHE)	1,212,376	1,702
	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	1,748,173	1,700
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	121,503	1,700
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	51,401	1,698
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,697
*,3	CT Environmental Group Ltd.	38,490,600	1,688
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	606,800	1,687
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSEC)	307,090	1,687
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,712,126	1,683
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,681
	Shanxi Coking Co. Ltd. Class A	1,734,980	1,680
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	1,679
*	China ZhengTong Auto Services Holdings Ltd.	17,176,764	1,676
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,676
	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,675
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	1,675
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,673
*	Estun Automation Co. Ltd. Class A (XSHE)	320,100	1,673
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	141,700	1,671
	China Baoan Group Co. Ltd. Class A (XSHE)	1,577,616	1,669
*	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	1,669
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,667
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,667
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	625,300	1,664
*	Saturday Co. Ltd. Class A	608,400	1,661
	Chow Tai Seng Jewellery Co. Ltd. Class A	343,550	1,660
[3]	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	1,657

		Shares	Market Value ($000)
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	3,691,482	1,654
	ENN Natural Gas Co. Ltd. Class A (XSHG)	693,769	1,654
*	Shenzhen MTC Co. Ltd. Class A (XSEC)	1,603,800	1,649
	China Galaxy Securities Co. Ltd. Class A	995,320	1,647
*	Central China Securities Co. Ltd. Class H	8,098,000	1,646
	Foshan Electrical & Lighting Co. Ltd. Class B	4,028,591	1,644
	Changjiang Securities Co. Ltd. Class A (XSEC)	1,377,986	1,644
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,644
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSEC)	382,600	1,644
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	337,400	1,644
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	203,524	1,642
	Xi'an Triangle Defense Co. Ltd. Class A	325,739	1,642
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	1,640
	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,467,950	1,639
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	1,636
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,635
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSHE)	2,191,245	1,630
	Autobio Diagnostics Co. Ltd. Class A (XSSC)	79,700	1,628
	PCI-Suntek Technology Co. Ltd. Class A (XSHG)	1,516,958	1,628
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSEC)	310,000	1,626
	TangShan Port Group Co. Ltd. Class A (XSSC)	4,553,335	1,626
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,626
	Jiangxi Bank Co. Ltd. Class H	3,946,029	1,624
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,948,141	1,624
*	Central China Securities Co. Ltd. Class A (XSSC)	2,039,100	1,620
	MLS Co. Ltd. Class A (XSEC)	658,500	1,619
	Edifier Technology Co. Ltd. Class A	835,300	1,618
*	Shanying International Holding Co. Ltd. Class A (XSSC)	3,457,725	1,617
	China Eastern Airlines Corp. Ltd. Class A (XSHG)	2,283,100	1,616
	China Railway Hi-tech Industry Co. Ltd. Class A	1,220,600	1,613
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,613
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	3,049,346	1,610
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	1,609
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	9,063,940	1,609
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	1,606
*	Rising Nonferrous Metals Share Co. Ltd. Class A	290,620	1,605
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,168,509	1,604
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	1,604
*	Nuode Investment Co. Ltd. Class A	1,068,600	1,601
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,600

		Shares	Market Value ($000)
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSHE)	4,554,460	1,599
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	1,597
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	1,596
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	622,854	1,596
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	397,066	1,593
	Greenland Holdings Corp. Ltd. Class A (XSSC)	1,914,400	1,591
	Beijing Tongtech Co. Ltd. Class A	249,200	1,589
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	1,586
	Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	856,783	1,583
	ORG Technology Co. Ltd. Class A	2,362,407	1,583
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,582
	Joinn Laboratories China Co. Ltd. Class A	70,400	1,582
	Chongqing Department Store Co. Ltd. Class A	374,760	1,580
	Amoy Diagnostics Co. Ltd. Class A	137,300	1,580
*	Nanjing Tanker Corp. Class A	4,549,700	1,580
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	762,003	1,579
*	Shandong Airlines Co. Ltd. Class B	2,075,717	1,578
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	1,043,125	1,576
	Shanxi Securities Co. Ltd. Class A (XSEC)	1,309,410	1,575
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	1,572
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,569
	China Dive Corp. Ltd. Class A	144,317	1,567
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,565
	Beijing Strong Biotechnologies Inc. Class A	490,185	1,564
	Qingdao Port International Co. Ltd. Class A	1,543,300	1,564
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,678,702	1,563
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	1,562
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,557
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	1,945,380	1,556
	Tande Co. Ltd. Class A	3,429,500	1,551
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	1,551
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,077,988	1,550
*	Fujian Kuncai Material Technology Co. Ltd. Class A	305,000	1,550
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	1,548
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	1,547
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	606,052	1,546
	Changsha Jingjia Microelectronics Co. Ltd. Class A (XSHE)	136,638	1,543
	Shenzhen Yinghe Technology Co. Ltd. Class A	492,360	1,542
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	1,540
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSEC)	1,287,637	1,537
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,536

		Shares	Market Value ($000)
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	1,532
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	1,459,223	1,531
	Shanghai Shimao Co. Ltd. Class A (XSSC)	2,254,512	1,529
*	Gree Real Estate Co. Ltd. Class A (XSSC)	1,695,100	1,525
	Leo Group Co. Ltd. Class A (XSHE)	3,137,211	1,524
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	1,523
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,522
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,892,800	1,522
	EIT Environmental Development Group Co. Ltd. Class A	119,966	1,520
	Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	1,135,600	1,519
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	189,324	1,517
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSHG)	1,748,688	1,516
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A (XSHE)	331,600	1,514
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,387,639	1,513
	Tongkun Group Co. Ltd. Class A (XSHG)	422,700	1,512
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,508
*	First Tractor Co. Ltd. Class A (XSSC)	1,049,289	1,505
	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	1,504
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,503
	Bafang Electric Suzhou Co. Ltd. Class A	46,889	1,502
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSEC)	716,716	1,501
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSSC)	62,100	1,499
	People.cn Co. Ltd. Class A (XSSC)	556,581	1,499
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	1,497
*	Huazhu Group Ltd. (XHKG)	31,187	1,492
	Grandblue Environment Co. Ltd. Class A (XSSC)	458,060	1,489
	Sinoma Science & Technology Co. Ltd. Class A (XSEC)	380,500	1,481
	Do-Fluoride Chemicals Co. Ltd. Class A (XSHE)	398,450	1,481
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,480
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,476
	Sailun Group Co. Ltd. Class A (XSSC)	1,085,915	1,475
	NSFOCUS Technologies Group Co. Ltd. Class A	702,185	1,470
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	1,461
	Sealand Securities Co. Ltd. Class A (XSEC)	1,828,130	1,457
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	1,456
	TDG Holdings Co. Ltd. Class A	940,100	1,454
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	1,453
	OFILM Group Co. Ltd. Class A (XSEC)	917,400	1,452
	BTG Hotels Group Co. Ltd. Class A (XSSC)	433,200	1,452
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	1,452
	Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,451

		Shares	Market Value ($000)
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	2,591,500	1,449
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,442
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,442
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	1,440
*	Visionox Technology Inc. Class A (XSHE)	980,850	1,440
*	Yunnan Yuntianhua Co. Ltd. Class A	1,373,000	1,439
	Sinoma International Engineering Co. Class A (XSSC)	1,078,722	1,438
	ENN Natural Gas Co. Ltd. Class A (XSSC)	603,102	1,437
	Jinke Properties Group Co. Ltd. Class A (XSEC)	1,338,788	1,436
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,435
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	2,050,466	1,435
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,434
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	6,627,236	1,432
*	Bengang Steel Plates Co. Ltd. Class B	8,157,311	1,430
	Tongyu Heavy Industry Co. Ltd. Class A	2,901,657	1,426
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,424
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,424
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	615,216	1,418
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,148,100	1,416
	Hunan Valin Steel Co. Ltd. Class A (XSEC)	1,817,500	1,415
	China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	1,373,400	1,412
	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSEC)	260,100	1,411
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,411
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	1,409
	New China Life Insurance Co. Ltd. Class A (XSHG)	189,000	1,409
	INESA Intelligent Tech Inc. Class B	3,179,263	1,408
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	1,407
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	1,404
	Haier Smart Home Co. Ltd. Class A (XSHG)	285,600	1,402
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,401
	Henan Mingtai Al Industrial Co. Ltd. Class A	678,054	1,401
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,400
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	1,398
	Shanghai Jinjiang International Travel Co. Ltd. Class B	829,420	1,397
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	71,700	1,397
	Betta Pharmaceuticals Co. Ltd. Class A (XSEC)	70,200	1,396
*	Huayi Brothers Media Corp. Class A (XSEC)	2,205,602	1,395
	Lao Feng Xiang Co. Ltd. Class A	197,800	1,394
	Dong-E-E-Jiao Co. Ltd. Class A (XSEC)	275,700	1,392
	Sinochem International Corp. Class A (XSSC)	1,871,806	1,391

		Shares	Market Value ($000)
	Sansteel Minguang Co. Ltd. Fujian Class A	1,418,556	1,388
*	Shanghai Wanye Enterprises Co. Ltd. Class A	616,256	1,387
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	225,172	1,384
	Beken Corp. Class A	122,587	1,381
*	Chengzhi Co. Ltd. Class A (XSEC)	842,000	1,380
	BGI Genomics Co. Ltd. Class A (XSEC)	64,249	1,378
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	5,871,000	1,378
	Hangjin Technology Co. Ltd. Class A (XSEC)	424,000	1,376
*	Guanghui Energy Co. Ltd. Class A (XSSC)	3,634,412	1,370
	People.cn Co. Ltd. Class A (XSHG)	508,213	1,369
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	1,369
*	CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSSC)	362,901	1,367
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,367
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSSC)	89,300	1,366
	Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,366
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSHG)	508,599	1,365
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	936,500	1,364
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	149,900	1,361
*	Shenghe Resources Holding Co. Ltd. Class A (XSSC)	546,600	1,358
*	Sinopec Oilfield Service Corp. Class H	17,594,608	1,357
	China CITIC Bank Corp. Ltd. Class A (XSHG)	1,675,250	1,354
*	Kingnet Network Co. Ltd. Class A	1,942,332	1,354
	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,118,520	1,353
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,870,700	1,353
	Huagong Tech Co. Ltd. Class A (XSEC)	385,000	1,352
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,352
	Bank of Suzhou Co. Ltd. Class A	1,136,200	1,352
*	Hytera Communications Corp. Ltd. Class A (XSHE)	1,486,765	1,351
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	315,100	1,350
	Xiamen Intretech Inc. Class A	126,700	1,350
	Leo Group Co. Ltd. Class A (XSEC)	2,776,300	1,349
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	1,347
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	2,810,150	1,346
*	Shandong Yulong Gold Co. Ltd. Class A	717,600	1,344
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	963,000	1,340
	Guoyuan Securities Co. Ltd. Class A (XSEC)	1,075,657	1,339
	Hongfa Technology Co. Ltd. Class A (XSSC)	156,950	1,339
	Beijing Wanji Technology Co. Ltd. Class A	201,160	1,339
	Kehua Data Co. Ltd. Class A	440,300	1,338
	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	1,336
*	China Tianying Inc. Class A	2,242,000	1,336
	Zhejiang Semir Garment Co. Ltd. Class A (XSHE)	1,005,620	1,336
	Rockchip Electronics Co. Ltd. Class A	141,900	1,336
*	C&D Property Management Group Co. Ltd.	3,819,000	1,335
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	1,333

		Shares	Market Value ($000)
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	29,400	1,332
	Rizhao Port Co. Ltd. Class A	3,208,600	1,328
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,325
*	Shaanxi Construction Machinery Co. Ltd. Class A	820,700	1,325
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	1,321
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,321
	CGN Power Co. Ltd. Class A	3,113,500	1,318
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSEC)	80,200	1,310
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,419,863	1,308
	Guangzhou Development Group Inc. Class A (XSHG)	1,503,400	1,306
	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	1,306
	MLS Co. Ltd. Class A (XSHE)	527,400	1,297
	Anhui Sun-Create Electronics Co. Ltd. Class A	180,400	1,296
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,296
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,295
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	1,295
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,333,087	1,294
	Foran Energy Group Co. Ltd. Class A	549,100	1,291
	Bank of Xi'an Co. Ltd. Class A	1,609,800	1,291
	Changsha Jingjia Microelectronics Co. Ltd. Class A (XSEC)	114,100	1,289
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	174,400	1,288
*	Bohai Leasing Co. Ltd. Class A	3,548,300	1,288
	Zhejiang Wanliyang Co. Ltd. Class A (XSHE)	1,126,200	1,285
	China Meheco Co. Ltd. Class A (XSSC)	612,560	1,282
	Shenzhen Goodix Technology Co. Ltd. Class A (XSSC)	59,656	1,282
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	1,128,540	1,281
	Beibuwan Port Co. Ltd. Class A	931,400	1,280
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSEC)	1,967,400	1,274
*	Berry Genomics Co. Ltd. Class A (XSHE)	252,398	1,274
	Porton Pharma Solutions Ltd. Class A (XSHE)	200,500	1,273
	Anhui Genuine New Materials Co. Ltd. Class A	252,600	1,273
	Tianjin Port Development Holdings Ltd.	16,453,162	1,271
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSEC)	398,300	1,268
	Digital China Group Co. Ltd. Class A	463,901	1,267
	Industrial Securities Co. Ltd. Class A (XSHG)	994,090	1,265
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	61,900	1,265
	Shenergy Co. Ltd. Class A (XSSC)	1,600,491	1,264
	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	1,263
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSEC)	171,800	1,262
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	1,261
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	166,600	1,261
	China TransInfo Technology Co. Ltd. Class A (XSEC)	459,400	1,260
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	1,260
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,256

		Shares	Market Value ($000)
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	1,256
*	Baoli New Energy Technology Co. Ltd. Class A	4,172,796	1,254
*	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	1,251
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	329,061	1,249
*	Jilin Electric Power Co. Ltd. Class A	1,991,680	1,248
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	1,247
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	1,245
*	Doushen Beijing Education & Technology Inc. Class A	866,539	1,244
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	1,242
	Bethel Automotive Safety Systems Co. Ltd. Class A	237,600	1,241
	Inspur Electronic Information Industry Co. Ltd. Class A (XSEC)	310,040	1,239
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,239
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,238
	Archermind Technology Nanjing Co. Ltd. Class A	100,049	1,237
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,236
	Hengdian Entertainment Co. Ltd. Class A	545,822	1,233
*	Shang Gong Group Co. Ltd. Class B	3,515,513	1,230
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	1,230
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	1,228
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	1,228
*	Tibet Mineral Development Co. Class A	483,500	1,227
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,227
	Qingdao Rural Commercial Bank Corp. Class A (XSHE)	1,751,800	1,226
	Chongqing Zaisheng Technology Corp. Ltd. Class A	694,240	1,225
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,223
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	546,705	1,222
	COFCO Biotechnology Co. Ltd. Class A	726,600	1,222
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSEC)	139,676	1,220
	China National Medicines Corp. Ltd. Class A (XSHG)	199,386	1,220
	Electric Connector Technology Co. Ltd. Class A	238,670	1,219
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	1,977,200	1,212
	YGSOFT Inc. Class A (XSHE)	993,929	1,212
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,212
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	1,208
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,208
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,206

		Shares	Market Value ($000)
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	967,676	1,205
[3]	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	1,205
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,742,110	1,204
*	Yunnan Aluminium Co. Ltd. Class A (XSHE)	1,036,300	1,204
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,301,019	1,204
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	1,203
	Bank of Qingdao Co. Ltd. Class A (XSHE)	1,551,800	1,203
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSSC)	276,031	1,202
	Jack Sewing Machine Co. Ltd. Class A	251,575	1,202
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSHE)	1,411,966	1,201
*	Beijing Bohui Innovation Biotechnology Co. Ltd. Class A	865,369	1,201
	CTS International Logistics Corp. Ltd. Class A (XSSC)	692,380	1,199
	INESA Intelligent Tech Inc. Class A	1,497,190	1,199
	Guangzhou Haige Communications Group Inc. Co. Class A (XSEC)	835,700	1,198
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	1,262,574	1,196
	Wuhan Department Store Group Co. Ltd. Class A	745,977	1,196
*	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,195
	All Winner Technology Co. Ltd. Class A	269,700	1,194
	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,192
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	1,413,702	1,191
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	885,600	1,188
	ADAMA Ltd. Class A	915,100	1,187
	HLA Corp. Ltd. Class A (XSHG)	1,249,331	1,186
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	1,184
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,184
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	1,184
	360 Security Technology Inc. Class A (XSSC)	470,795	1,182
	Chinese Universe Publishing & Media Group Co. Ltd. Class A (XSHG)	788,436	1,182
	Jihua Group Corp. Ltd. Class A	2,677,800	1,181
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,178
	Lu Thai Textile Co. Ltd. Class B	2,415,793	1,177
	China Molybdenum Co. Ltd. Class A (XSHG)	1,260,500	1,177
	Nantong Jianghai Capacitor Co. Ltd. Class A	770,148	1,173
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	1,172
	GCI Science & Technology Co. Ltd. Class A	562,600	1,171
*	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,171
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	1,167
	China World Trade Center Co. Ltd. Class A (XSSC)	635,535	1,166
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	1,166
	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	1,166
	Hoshine Silicon Industry Co. Ltd. Class A (XSSC)	170,300	1,164
	Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	1,162

		Shares	Market Value ($000)
*	Guosheng Financial Holding Inc. Class A (XSEC)	782,219	1,161
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	214,109	1,161
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSEC)	438,900	1,160
*	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,181,177	1,159
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,158
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	169,120	1,156
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	1,155
	Westone Information Industry Inc. Class A (XSHE)	441,179	1,155
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	1,151
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,566,939	1,149
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSEC)	80,964	1,148
	Guangzhou Guangri Stock Co. Ltd. Class A	961,200	1,146
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,146
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	808,606	1,146
*	Guocheng Mining Co. Ltd. Class A	870,800	1,145
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSHG)	998,500	1,145
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	1,137
	Nanjing Yunhai Special Metals Co. Ltd. Class A	676,934	1,134
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	564,050	1,133
*	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	1,133
	CITIC Press Corp. Class A	192,900	1,133
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	157,200	1,133
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	773,385	1,129
*	CMST Development Co. Ltd. Class A (XSSC)	1,645,731	1,128
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,128
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	100,970	1,127
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,124
	Financial Street Holdings Co. Ltd. Class A (XSEC)	1,203,460	1,123
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	1,122
*	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	1,122
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	422,329	1,121
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	385,100	1,121
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	1,119
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	1,116
	Chongqing Water Group Co. Ltd. Class A (XSSC)	1,434,450	1,115
	Xinhuanet Co. Ltd. Class A (XSHG)	379,200	1,115
	Zhongyuan Environment-Protection Co. Ltd. Class A	1,182,268	1,114

		Shares	Market Value ($000)
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,114
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	1,114
*	Shandong Iron & Steel Co. Ltd. Class A	5,462,308	1,114
	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	1,111
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	883,000	1,110
	Southwest Securities Co. Ltd. Class A (XSHG)	1,457,406	1,110
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	391,700	1,109
	Beijing SuperMap Software Co. Ltd. Class A	443,300	1,106
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,290,554	1,103
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSSC)	20,800	1,103
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	1,101
	Shanghai AtHub Co. Ltd. Class A (XSHG)	138,800	1,101
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	1,100
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSEC)	572,400	1,096
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,095
	Three Squirrels Inc. Class A	149,540	1,095
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	1,094
	Xi'an Tian He Defense Technology Co. Ltd. Class A	475,200	1,094
	Sonoscape Medical Corp. Class A	346,467	1,090
	AECC Aero-Engine Control Co. Ltd. Class A (XSEC)	335,600	1,088
	Dare Power Dekor Home Co. Ltd. Class A	562,739	1,088
	Guizhou Tyre Co. Ltd. Class A	1,044,976	1,087
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSEC)	435,135	1,086
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	51,500	1,086
	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	1,085
	Sino Wealth Electronic Ltd. Class A (XSHE)	186,164	1,085
*	Kuang-Chi Technologies Co. Ltd. Class A (XSEC)	306,600	1,084
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSEC)	373,452	1,084
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,083
	Yusys Technologies Co. Ltd. Class A	228,300	1,083
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,082
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,081
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	1,078
*	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,078
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	1,077
	Hebei Chengde Lolo Co. Class A	1,096,852	1,076
	Zhejiang Runtu Co. Ltd. Class A	714,851	1,076
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	716,236	1,075
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	378,240	1,075

		Shares	Market Value ($000)
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,075
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	1,074
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	322,583	1,072
	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,071
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	773,001	1,070
*	Aoyuan Beauty Valley Technology Co. Ltd. Class A	751,700	1,070
	Guorui Properties Ltd.	10,920,228	1,069
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	1,069
*	Shanghai Topcare Medical Services Co. Ltd. Class A (XSHG)	477,882	1,066
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,065
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	709,900	1,065
	Keboda Technology Co. Ltd. Class A	92,881	1,065
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	1,063
	Wuchan Zhongda Group Co. Ltd. Class A	1,612,815	1,063
	Wuxi Boton Technology Co. Ltd. Class A	399,404	1,063
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	1,062
	Dongxing Securities Co. Ltd. Class A (XSSC)	615,613	1,061
	Shanghai Belling Co. Ltd. Class A (XSSC)	494,044	1,061
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	1,058
	Hubei Energy Group Co. Ltd. Class A (XSEC)	1,930,290	1,056
	Camel Group Co. Ltd. Class A (XSSC)	770,071	1,055
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	1,055
	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSEC)	1,120,179	1,054
	Aerospace CH UAV Co. Ltd. (XSEC)	267,900	1,054
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,053
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	721,219	1,053
	Tianma Microelectronics Co. Ltd. Class A (XSEC)	425,500	1,052
	Yintai Gold Co. Ltd. Class A (XSEC)	857,780	1,050
*	Grand Baoxin Auto Group Ltd.	9,943,191	1,050
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	287,176	1,048
	Yankershop Food Co. Ltd. Class A	62,600	1,048
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	1,044
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	1,043
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSHE)	437,000	1,042
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	830,450	1,040
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	1,039
	Baiyin Nonferrous Group Co. Ltd. Class A	2,667,900	1,039
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	1,037
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	830,600	1,036
	China National Software & Service Co. Ltd. Class A (XSHG)	107,300	1,035
	5I5J Holding Group Co. Ltd. Class A	1,773,003	1,034

		Shares	Market Value ($000)
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	1,033
	Beijing Global Safety Technology Co. Ltd. Class A	250,939	1,031
*	Kama Co. Ltd. Class B	2,524,548	1,030
	Fujian Longking Co. Ltd. Class A (XSSC)	773,680	1,029
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	1,089,936	1,028
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	1,028
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	1,028
*	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	1,027
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,021
	Shanghai AJ Group Co. Ltd. Class A	966,398	1,021
	Haoxiangni Health Food Co. Ltd. Class A	506,788	1,019
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	1,019
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSHE)	350,605	1,018
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	1,098,938	1,017
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	1,016
	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,282	1,015
	China Merchants Port Group Co. Ltd. Class A	466,300	1,014
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,012
	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	1,012
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	689,408	1,009
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	1,009
	China Publishing & Media Co. Ltd. Class A (XSHG)	1,075,300	1,009
	Jiangxi Ganneng Co. Ltd. Class A	1,296,542	1,008
	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	1,007
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,003
	AVICOPTER plc Class A (XSHG)	115,800	1,001
	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSHE)	1,062,828	1,001
	Guangzhou Port Co. Ltd. Class A	2,060,800	999
	Quectel Wireless Solutions Co. Ltd. Class A	30,300	997
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	995
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	993
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	192,312	992
*	FAW Jiefang Group Co. Ltd.	589,943	991
	NavInfo Co. Ltd. Class A (XSEC)	427,887	990
	Sichuan Shuangma Cement Co. Ltd. Class A (XSHE)	484,900	989
	YaGuang Technology Group Co. Ltd. Class A	644,200	989
	Jiangsu Guotai International Group Co. Ltd. Class A (XSEC)	1,057,871	988
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	1,520,861	988
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	988

		Shares	Market Value ($000)
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	988
	City Development Environment Co. Ltd.	654,680	987
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	1,976,040	987
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	986
	Guangdong Vanward New Electric Co. Ltd. Class A	841,940	986
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	985
*	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	985
	Feitian Technologies Co. Ltd. Class A	392,500	985
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	984
*	North Navigation Control Technology Co. Ltd. Class A (XSHG)	780,400	983
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSEC)	1,676,979	981
	Shenma Industry Co. Ltd. Class A	665,404	979
*	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	979
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSEC)	390,400	977
	Valiant Co. Ltd. Class A (XSEC)	292,400	977
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	471,250	977
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	463,550	974
*	First Tractor Co. Ltd. Class H	1,965,706	973
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	972
	Jilin Sino-Microelectronics Co. Ltd. Class A	875,810	971
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	341,400	971
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	528,800	970
	Suzhou Good-Ark Electronics Co. Ltd. Class A	719,200	969
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	967
	Youzu Interactive Co. Ltd. Class A	485,916	967
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	985,500	966
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSEC)	607,800	966
	Insigma Technology Co. Ltd. Class A	1,008,500	965
	Guangzhou Restaurant Group Co. Ltd. Class A (XSSC)	156,800	964
	Shandong Lukang Pharma Class A	867,190	964
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	963
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	963
	Digiwin Software Co. Ltd. Class A	247,194	963
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	961
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	961
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	959
	Tianjin Teda Co. Ltd. Class A	1,439,243	957
	Yifan Pharmaceutical Co. Ltd. Class A (XSEC)	339,300	956
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	953
	China Aerospace Times Electronics Co. Ltd. Class A (XSHG)	924,160	950
	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	950

		Shares	Market Value ($000)
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	368,640	949
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	708,680	949
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	948
	Shenzhen Huaqiang Industry Co. Ltd. Class A	540,270	948
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	947
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	947
	Hangzhou Century Co. Ltd. Class A	822,400	946
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	946
	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	945
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	944
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	944
	Beijing Compass Technology Development Co. Ltd. Class A	196,800	942
	Bank of Zhengzhou Co. Ltd. Class A (XSEC)	1,611,861	941
*	Shenyang Chemical Co. Ltd. Class A	944,000	941
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	472,063	940
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	676,793	940
	Merit Interactive Co. Ltd. Class A	384,848	940
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	939
	Huangshan Novel Co. Ltd. Class A	641,416	939
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	937
	Changjiang Publishing & Media Co. Ltd. Class A	1,186,365	937
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	209,380	936
	Vatti Corp. Ltd. Class A (XSHE)	768,748	936
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	934
	DHC Software Co. Ltd. Class A (XSEC)	813,800	932
*	Tahoe Group Co. Ltd. Class A	2,259,600	931
*	Beijing Shougang Co. Ltd. Class A (XSEC)	1,581,061	929
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	928
*	Founder Technology Group Corp. Class A (XSSC)	1,611,672	928
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	926
	Biem.L.Fdlkk Garment Co. Ltd. Class A	370,430	925
	Glarun Technology Co. Ltd. Class A (XSSC)	392,641	923
	Xiamen C & D Inc. Class A (XSSC)	772,400	922
	China Film Co. Ltd. Class A (XSSC)	482,400	922
	Ovctek China Inc. Class A (XSEC)	54,100	921
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSHE)	449,450	921
	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	920
	Anyang Iron & Steel Inc. Class A	2,716,980	919
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	919
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	268,122	919
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	681,996	918
*	JinJian Cereals Industry Co. Ltd. Class A	650,200	916
	Tibet Tianlu Co. Ltd. Class A	927,949	916
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSHG)	292,566	916
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	914
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	913
	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	913

		Shares	Market Value ($000)
	AUCMA Co. Ltd. Class A	881,301	912
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	912
	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	910
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	910
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	478,660	909
	Yonggao Co. Ltd. Class A	1,005,259	908
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	907
*	Keda Industrial Group Co. Ltd. (XSHG)	591,200	907
*	Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	907
	Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	448,200	907
	Shenzhen SDG Information Co. Ltd. Class A	784,994	905
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	360,800	904
*	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	903
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	903
	Tianjin Port Co. Ltd. Class A (XSHG)	1,264,890	902
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	899
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	898
	Guangdong Dowstone Technology Co. Ltd. Class A (XSEC)	384,900	896
	Besttone Holdings Co. Ltd. Class A	559,900	895
	Huadong Medicine Co. Ltd. Class A (XSEC)	219,700	894
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	892
*	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	892
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	377,102	892
	China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	892
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	891
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	887
*	Neusoft Corp. Class A (XSSC)	593,614	886
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSSC)	1,849,689	886
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	885
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	884
	Beyondsoft Corp. Class A	638,200	884
	Westone Information Industry Inc. Class A (XSEC)	337,394	883
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	883
	Shengda Resources Co. Ltd. Class A	428,900	883
	Hebei Huijin Electromechanical Co. Ltd. Class A	485,900	883
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	1,265,015	881
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSHE)	582,116	879
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	878
	DBG Technology Co. Ltd. Class A	456,680	878
*	Datang Telecom Technology Co. Ltd. Class A	826,800	877
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	877

		Shares	Market Value ($000)
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	875
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	874
*	Bluedon Information Security Technology Co. Ltd. Class A	1,245,056	873
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	961,561	873
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	482,801	873
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	873
	Jiangsu Lianfa Textile Co. Ltd. Class A	613,552	873
*	Zhejiang Firstar Panel Technology Co. Ltd. Class A	946,000	873
	Jason Furniture Hangzhou Co. Ltd. Class A (XSSC)	76,700	871
	Guodian Changyuan Electric Power Co. Ltd. Class A	1,560,894	871
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	871
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	553,079	868
	Huaan Securities Co. Ltd. Class A (XSSC)	835,400	867
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	549,900	867
	Chengdu Hongqi Chain Co. Ltd. Class A	958,000	865
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	620,408	864
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,162,500	864
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	864
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,329,097	864
	Cachet Pharmaceutical Co. Ltd. Class A	424,243	864
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	864
*	Neusoft Corp. Class A (XSHG)	577,700	862
	China Coal Energy Co. Ltd. Class A (XSSC)	1,384,294	861
	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	861
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	860
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	860
	Lu Thai Textile Co. Ltd. Class A	935,091	858
	Shandong Chenming Paper Holdings Ltd. Class H	1,463,782	857
	Huafu Fashion Co. Ltd. Class A (XSHE)	1,360,510	857
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	855
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	526,730	854
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSEC)	224,500	852
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	852
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	852
	Sinosoft Co. Ltd. Class A	153,100	852
	Anhui Korrun Co. Ltd. Class A	251,860	852
*	Keda Industrial Group Co. Ltd. (XSSC)	554,600	851
	Yunnan Energy Investment Co. Ltd. Class A	868,455	851

		Shares	Market Value ($000)
	Sino GeoPhysical Co. Ltd. Class A	319,165	851
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSHE)	2,563,300	850
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	849
*	Hongli Zhihui Group Co. Ltd. Class A	593,700	848
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	847
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	771,892	847
*	Baotailong New Materials Co. Ltd. Class A	1,482,100	847
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	847
*	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	845
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	844
	Beijing Capital Co. Ltd. Class A (XSHG)	1,937,520	844
	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	841
	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,442,544	838
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	838
	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	837
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,437,500	836
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	836
	Befar Group Co. Ltd. Class A (XSHG)	1,058,542	835
	Jinzhou Port Co. Ltd. Class B	3,536,975	833
*	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	1,796,323	833
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	833
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	833
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,663,847	833
	Qiming Information Technology Co. Ltd. Class A	478,073	833
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	843,964	832
	Huangshan Tourism Development Co. Ltd. Class A	568,688	832
*	Shenzhen Infogem Technologies Co. Ltd. Class A (XSEC)	345,900	830
	RiseSun Real Estate Development Co. Ltd. Class A (XSEC)	855,744	830
	Top Energy Co. Ltd. Shanxi Class A	1,701,144	830
*	ChemPartner PharmaTech Co. Ltd. Class A	422,377	828
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	828
	China West Construction Group Co. Ltd. Class A	649,000	827
*	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	827
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	827
*	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,411,536	826
[3]	Beijing Capital Retailing Group Co. Ltd. Class A	642,350	826
	Client Service International Inc. Class A	288,645	826
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	1,092,253	825

		Shares	Market Value ($000)
*	Shenzhen Deren Electronic Co. Ltd. Class A	457,051	823
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	823
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,901,400	822
	North Electro-Optic Co. Ltd. Class A	494,561	821
*	ENC Digital Technology Co. Ltd. Class A	482,090	819
	Moon Environment Technology Co. Ltd. Class A	795,284	817
	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	817
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	816
	Zhejiang Medicine Co. Ltd. Class A (XSSC)	387,800	815
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	815
	Thinkingdom Media Group Ltd. Class A	122,236	815
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	814
	FIYTA Precision Technology Co. Ltd. Class A	420,085	814
*	Shenzhen Microgate Technology Co. Ltd. Class A	683,000	813
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	813
	JSTI Group Class A	950,557	812
*	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	812
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSEC)	340,100	811
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	843,040	811
	Sinotrans Ltd. Class A (XSSC)	1,367,100	810
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	563,626	810
	Shenzhen FRD Science & Technology Co. Ltd.	295,862	810
	Joeone Co. Ltd. Class A	502,277	809
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	505,500	809
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	807
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	807
*	China CSSC Holdings Ltd. Class A (XSSC)	325,900	805
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	804
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	803
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	803
*	Guanghui Energy Co. Ltd. Class A (XSHG)	2,129,303	802
	Focus Technology Co. Ltd. Class A	297,120	801
	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	800
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	799
	Beijing North Star Co. Ltd. Class A (XSSC)	2,397,815	799
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	799
*	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	798
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	613,200	797
	Tellhow Sci-Tech Co. Ltd. Class A	983,884	797
	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	797

		Shares	Market Value ($000)
	Southern Publishing & Media Co. Ltd. Class A	662,149	793
	Sunward Intelligent Equipment Co. Ltd. Class A (XSEC)	669,120	792
	Guangdong Goworld Co. Ltd. Class A	521,444	792
	Konka Group Co. Ltd. Class A (XSEC)	793,800	791
	Zhejiang Wanma Co. Ltd. Class A (XSHE)	793,972	791
	Shanghai Weaver Network Co. Ltd. Class A (XSSC)	54,880	790
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	790
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	790
*	Jiangsu Zongyi Co. Ltd. Class A	983,700	788
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	787
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	787
	Zhuhai Bojay Electronics Co. Ltd. Class A	56,500	787
	Eastern Communications Co. Ltd. Class A (XSHG)	451,800	785
*,1	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	524,500	785
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	784
*	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	784
	Gansu Shangfeng Cement Co. Ltd. Class A	293,000	784
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	784
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	783
	Yibin Tianyuan Group Co. Ltd. Class A	860,429	782
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSEC)	350,250	781
*	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	780
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	780
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSHE)	926,931	780
	Hangzhou Weiguang Electronic Co. Ltd. Class A	134,680	780
	Shenzhen Click Technology Co. Ltd. Class A	344,000	778
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	777
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	774
*	China Harzone Industry Corp. Ltd. Class A (XSEC)	593,522	773
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	773
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	553,292	772
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	572,790	772
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	772
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,153,728	772
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	249,100	770
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	769
	Bank of China Ltd. Class A (XSHG)	1,564,597	767
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,234,300	767
	Shenzhen Leaguer Co. Ltd. Class A	497,400	767

		Shares	Market Value ($000)
	Red Avenue New Materials Group Co. Ltd. Class A (XSSC)	170,500	766
*	Easysight Supply Chain Management Co. Ltd. Class A (XSHG)	674,835	766
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	765
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	765
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	765
	China Baoan Group Co. Ltd. Class A (XSEC)	722,020	764
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSHG)	321,020	764
	Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	762
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	762
*	Shantui Construction Machinery Co. Ltd. Class A	1,180,735	762
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	762
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	761
	Bank of Chengdu Co. Ltd. Class A (XSSC)	472,700	760
	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	759
	Hainan Expressway Co. Ltd. Class A	1,056,400	758
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	758
*	Hwa Create Co. Ltd. Class A	583,500	758
*	Hanwang Technology Co. Ltd. Class A	231,900	758
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	227,050	756
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	1,051,700	754
	Xiamen Port Development Co. Ltd. Class A	739,716	754
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	754
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	752
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	752
*	North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	752
	SGIS Songshan Co. Ltd. Class A (XSEC)	1,225,100	751
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	751
*	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	751
	Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,014,901	749
	Do-Fluoride Chemicals Co. Ltd. Class A (XSEC)	201,400	749
	Angang Steel Co. Ltd. Class A	1,691,112	749
	Gohigh Data Networks Technology Co. Ltd. Class A	856,940	749
	Black Peony Group Co. Ltd. Class A (XSSC)	806,287	749
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	749
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,041,337	748
	Newland Digital Technology Co. Ltd. Class A (XSEC)	373,198	747
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSEC)	1,004,120	747
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	747
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	747
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	746

		Shares	Market Value ($000)
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	746
	Weifu High-Technology Group Co. Ltd. Class A	210,600	744
	Xuji Electric Co. Ltd. Class A (XSEC)	369,300	743
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	743
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,807,951	743
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	743
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	1,138,757	740
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	738
	Juewei Food Co. Ltd. Class A (XSSC)	52,860	737
	Guangdong Provincial Expressway Development Co. Ltd. Class A	808,906	737
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	737
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	736
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	736
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	736
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	735
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	735
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	845,482	734
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSHE)	163,554	732
*	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	730
*	Mianyang Fulin Precision Co. Ltd. Class A (XSHE)	450,800	730
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSEC)	50,700	729
	Juneyao Airlines Co. Ltd. Class A (XSSC)	435,330	729
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	128,000	729
*	UTour Group Co. Ltd. Class A	929,925	729
	Fujian Green Pine Co. Ltd. Class A	268,900	727
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	726
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	726
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	2,805,562	725
	Lakala Payment Co. Ltd. Class A	163,900	725
	Northeast Securities Co. Ltd. Class A (XSEC)	528,100	722
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	722
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSEC)	493,601	721
	Tangshan Jidong Cement Co. Ltd. Class A (XSEC)	344,500	721
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	374,400	718
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	1,503,581	717
	Changchun Faway Automobile Components Co. Ltd. Class A	534,768	717
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	717

		Shares	Market Value ($000)
	Everbright Jiabao Co. Ltd. Class A	1,502,708	716
	Zhuhai Port Co. Ltd. Class A	853,300	716
	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	714
	Enjoyor Co. Ltd. Class A (XSEC)	602,900	714
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	465,300	713
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	712
	Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	710
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	710
	Telling Telecommunication Holding Co. Ltd. Class A (XSEC)	737,100	709
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	708
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	708
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	707
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	705
	China Wuyi Co. Ltd. Class A	1,611,511	704
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSHG)	1,174,200	704
*	Bestway Marine & Energy Technology Co. Ltd. Class A	913,650	702
	Haining China Leather Market Co. Ltd. Class A	1,252,410	702
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	702
*	China Calxon Group Co. Ltd. Class A (XSHE)	930,900	701
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	701
*	Alpha Group Class A (XSHE)	827,701	701
	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	936,400	700
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,585,333	699
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	699
	Shenzhen SC New Energy Technology Corp. Class A (XSEC)	34,000	698
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSEC)	247,161	697
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,613,311	697
	Shanghai Diesel Engine Co. Ltd. Class B	1,562,904	696
*	Lander Sports Development Co. Ltd. Class A	1,641,050	696
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	696
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	696
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	695
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	695
	Central China Land Media Co. Ltd. Class A	647,308	694
	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	694
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	693
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	693
	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,186,790	693
	Sichuan Teway Food Group Co. Ltd. Class A	72,792	693
	Changying Xinzhi Technology Co. Ltd. Class A	382,400	692
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	691

		Shares	Market Value ($000)
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	689
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	689
	Truking Technology Ltd. Class A	435,300	689
	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	688
	Duolun Technology Corp. Ltd. Class A	587,777	687
	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	686
	Guangdong South New Media Co. Ltd. Class A (XSEC)	67,212	686
	Xinfengming Group Co. Ltd. Class A (XSSC)	243,655	685
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	684
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	684
	Guoguang Electric Co. Ltd. Class A	480,600	684
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	683
*	Huludao Zinc Industry Co. Class A	1,526,300	683
	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	683
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	682
	Eastcompeace Technology Co. Ltd. Class A	460,242	682
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	682
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	681
	Hangzhou Cable Co. Ltd. Class A	652,000	681
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	680
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	678
	Shenzhen Guangju Energy Co. Ltd. Class A	481,988	676
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	676
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	675
*	Kingsignal Technology Co. Ltd. Class A	620,360	674
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	674
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	671
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSHG)	371,300	671
*	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	670
	Wisesoft Co. Ltd. Class A	353,714	670
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	640,809	669
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	668
	Jinyuan EP Co. Ltd. Class A	615,996	666
	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	666
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	665
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	418,223	665
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSEC)	505,196	664
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	664
	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	664
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	120,900	663
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	663

		Shares	Market Value ($000)
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	68,600	662
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	662
	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	662
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	662
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	230,447	661
	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	661
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	661
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	661
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	661
	Chinese Universe Publishing & Media Group Co. Ltd. Class A (XSSC)	440,220	660
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	660
*	Topsec Technologies Group Inc. Class A (XSEC)	205,200	658
	Guomai Technologies Inc. Class A (XSHE)	680,179	658
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	658
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	658
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	658
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	657
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	657
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	656
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	656
	Hangzhou Robam Appliances Co. Ltd. Class A (XSEC)	110,300	655
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,367,900	655
	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	653
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	652
	China Satellite Communications Co. Ltd. Class A (XSSC)	242,300	651
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	478,140	651
	Jiangsu Sainty Corp. Ltd. Class A	797,700	651
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	651
	China Greatwall Technology Group Co. Ltd. Class A (XSEC)	243,700	650
	Shanghai Tianchen Co. Ltd. Class A	728,338	650
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	650
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSSC)	878,000	649
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	649
	Tengda Construction Group Co. Ltd. Class A	1,637,499	648
	Wuhu Token Science Co. Ltd. Class A (XSEC)	557,783	647
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	647
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	647
*	Shenzhen Infinova Ltd. Class A	1,076,307	647
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	647
	Sichuan Meifeng Chemical IND Class A	966,651	646
	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	646
*	Hand Enterprise Solutions Co. Ltd. Class A (XSEC)	607,000	644

		Shares	Market Value ($000)
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	644
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	643
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	643
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	643
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	642
	Fujian Apex Software Co. Ltd. Class A	161,900	642
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	642
*	Keshun Waterproof Technologies Co. Ltd. Class A	166,400	642
	Whirlpool China Co. Ltd. Class A	738,250	641
	Sunstone Development Co. Ltd. Class A	286,400	641
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	640
	SPIC Dongfang New Energy Corp. Class A (XSHE)	986,256	639
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	680,076	639
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	639
	Inmyshow Digital Technology Group Co. Ltd. Class A (XSHG)	338,000	639
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	638
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	638
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	638
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	637
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	460,698	636
*	Goldenmax International Technology Ltd. Class A (XSHE)	538,100	635
	Sichuan Haite High-tech Co. Ltd. Class A (XSEC)	346,300	634
	Eternal Asia Supply Chain Management Ltd. Class A (XSEC)	1,028,900	634
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	634
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	589,300	632
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSHE)	123,000	632
	Ningbo Joyson Electronic Corp. Class A (XSSC)	154,040	631
	Datang International Power Generation Co. Ltd. Class A	1,831,400	631
	China Construction Bank Corp. Class A (XSHG)	604,100	631
	Inner Mongolia M-Grass Ecology & Enviroment Group Co. Ltd. Class A	1,180,320	630
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,025,055	628
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	326,400	627
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,284,249	626
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	626
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	622
	Beijing Water Business Doctor Co. Ltd. Class A (XSEC)	778,474	621
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSSC)	323,333	621

		Shares	Market Value ($000)
*	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	621
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	621
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	620
*	Qianjiang Water Resources Development Co. Ltd. Class A	400,451	619
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	619
*	Hengbao Co. Ltd. Class A	671,300	619
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	618
	Changhong Meiling Co. Ltd. Class A	1,078,628	617
	Qingdao Citymedia Co. Ltd. Class A	682,800	616
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	616
	Three's Co. Media Group Co. Ltd. Class A	23,300	616
	Nanjing Iron & Steel Co. Ltd. Class A (XSSC)	1,309,800	615
	Shenzhen World Union Group Inc. Class A (XSEC)	978,805	614
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	492,900	614
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	613
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	613
	Zhongbai Holdings Group Co. Ltd. Class A	678,989	613
	Solareast Holdings Co. Ltd. Class A	775,159	613
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	612
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	611
	Liuzhou Iron & Steel Co. Ltd. Class A	711,900	611
	Beijing Watertek Information Technology Co. Ltd. Class A	1,167,800	611
	Orient Securities Co. Ltd. Class A (XSHG)	390,100	611
	Tungkong Inc. Class A	556,076	610
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	609
*	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	609
	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	609
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	609
	China High Speed Railway Technology Co. Ltd. Class A (XSEC)	1,584,100	607
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	607
	Toyou Feiji Electronics Co. Ltd. Class A	443,235	607
	Heilongjiang Agriculture Co. Ltd. Class A (XSSC)	239,700	606
	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	606
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	606
*	Langold Real Estate Co. Ltd. Class A	1,962,979	605
*	Zhuhai Hokai Medical Instruments Co. Ltd. Class A	779,932	605
	Shandong Publishing & Media Co. Ltd. Class A (XSHG)	692,888	605
	CSSC Science & Technology Co. Ltd. Class A (XSSC)	340,900	604
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	604
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	604
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	604
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	603

		Shares	Market Value ($000)
*	Global Top E-Commerce Co. Ltd. Class A (XSHE)	929,940	602
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	601
*	Shenzhen Invt Electric Co. Ltd. Class A	844,252	600
*	Eastone Century Technology Co. Ltd. Class A	843,315	600
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	599
	Sanxiang Impression Co. Ltd. Class A	789,300	597
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	597
*	Beijing BDStar Navigation Co. Ltd. Class A (XSEC)	85,400	596
	Newcapec Electronics Co. Ltd. Class A	488,335	596
*	Zhejiang Huamei Holding Co. Ltd. Class A	1,032,153	595
*	Zhejiang Jingu Co. Ltd. Class A	491,860	595
	Shandong Humon Smelting Co. Ltd. Class A (XSEC)	301,100	594
	Goldcard Smart Group Co. Ltd. (XSHE)	353,600	594
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	592
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	592
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	591
	Shandong Shengli Co. Class A	973,577	590
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	589
*	Changchun Gas Co. Ltd. Class A	741,500	589
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	589
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,490,900	588
*	Vtron Group Co. Ltd. Class A	864,723	588
	Anhui Huamao Textile Co. Class A	1,074,064	587
	Hangzhou Boiler Group Co. Ltd. Class A	450,618	587
*	Chengzhi Co. Ltd. Class A (XSHE)	357,628	586
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	502,517	586
	Sinotrans Ltd. Class A (XSHG)	986,395	585
*	Baoxiniao Holding Co. Ltd. Class A	1,203,300	583
*	ZJBC Information Technology Co. Ltd. Class A	745,962	582
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	582
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	581
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	581
	Chongqing Water Group Co. Ltd. Class A (XSHG)	747,800	581
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	579
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	578
	Inspur Software Co. Ltd. Class A (XSSC)	267,926	578
	Hongbaoli Group Corp. Ltd. Class A	714,859	578
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSEC)	478,500	577
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	291,446	577
	Holitech Technology Co. Ltd. Class A (XSEC)	1,039,700	576
	Hexing Electrical Co. Ltd. Class A (XSSC)	291,668	575
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	575
*	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	575

		Shares	Market Value ($000)
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	574
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	574
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	666,945	574
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	479,100	574
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSEC)	240,700	573
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	573
*	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	573
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	572
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	572
	Hanwei Electronics Group Corp. Class A	274,002	572
*	Ningbo Cixing Co. Ltd. Class A	598,800	572
*	Focused Photonics Hangzhou Inc. Class A (XSEC)	276,196	570
*	Andon Health Co. Ltd. Class A	437,956	570
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	569
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	569
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	567
	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	567
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSEC)	325,700	566
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	565
	Greatoo Intelligent Equipment Inc.	2,052,300	564
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	783,195	563
	Sunvim Group Co. Ltd. Class A	909,600	563
*	Wutong Holding Group Co. Ltd. Class A	1,092,522	563
	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,235,800	562
	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	561
	Air China Ltd. Class A (XSSC)	503,438	559
*	ChangYuan Technology Group Ltd. Class A (XSHG)	607,060	559
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	558
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	558
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	558
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	558
	Zhongfu Information Inc. Class A	89,900	558
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSEC)	46,662	557
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	241,500	557
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	557
	Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	557
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSEC)	232,500	556
*	ChangYuan Technology Group Ltd. Class A (XSSC)	602,283	555

		Shares	Market Value ($000)
*	KraussMaffei Co. Ltd. Class A	864,834	555
	Yunnan Wenshan Electric Power Co. Ltd. Class A	566,427	555
	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	555
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	554
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	1,096,642	554
	ZhongYeDa Electric Co. Ltd. Class A	501,400	553
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	553
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSEC)	503,000	552
	Chongqing Gangjiu Co. Ltd. Class A	1,045,300	552
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	552
*	Zhewen Interactive Group Co. Ltd. Class A (XSHG)	906,553	551
*	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	550
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	339,094	549
*	Zhongtong Bus Co. Ltd. Class A	528,900	549
	FSPG Hi-Tech Co. Ltd. Class A	885,500	549
	Xinjiang Communications Construction Group Co. Ltd. Class A	348,800	548
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	548
	Bank of Jiangsu Co. Ltd. Class A (XSSC)	641,810	547
*	China CIFCO Investment Co. Ltd. Class A	394,800	547
	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	547
	Monalisa Group Co. Ltd. Class A	112,504	547
	Jiangling Motors Corp. Ltd. Class B	635,970	546
	Huaming Power Equipment Co. Ltd. Class A	758,043	546
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	546
	China Meheco Co. Ltd. Class A (XSHG)	260,100	544
	Elion Energy Co. Ltd. Class A	1,289,900	544
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	544
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	544
	An Hui Wenergy Co. Ltd. Class A (XSEC)	934,690	543
	CECEP Solar Energy Co. Ltd. Class A (XSEC)	565,900	543
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	543
*	Mesnac Co. Ltd. Class A	860,489	543
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	708,600	540
	Chongqing Road & Bridge Co. Ltd. Class A	1,409,915	540
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	548,100	540
	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	540
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	614,853	540
	Western Region Gold Co. Ltd. Class A (XSSC)	265,000	539
	Changhong Huayi Compressor Co. Ltd. Class A	828,980	539
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSHG)	729,300	539
*	Hubei Mailyard Share Co. Ltd. Class A	357,200	538
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	538
	Shandong Xiantan Co. Ltd. Class A (XSHE)	347,295	538
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	716,800	537
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	537
*	Nations Technologies Inc. Class A	521,400	537

		Shares	Market Value ($000)
	Fujian Star-net Communication Co. Ltd. Class A (XSEC)	163,400	536
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	536
	Huaxi Securities Co. Ltd. Class A (XSEC)	342,700	535
*	Northeast Pharmaceutical Group Co. Ltd. Class A	712,670	534
	Konka Group Co. Ltd. Class A (XSHE)	535,900	534
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSEC)	103,300	534
	Unilumin Group Co. Ltd. Class A (XSEC)	428,200	533
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSSC)	45,400	533
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	533
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	533
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	532
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	531
*	Rendong Holdings Co. Ltd.	429,465	531
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	474,741	530
*	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	530
	Aotecar New Energy Technology Co. Ltd. Class A	846,800	530
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSEC)	451,000	528
*	Surfilter Network Technology Co. Ltd. Class A	617,768	527
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	526
	Luenmei Quantum Co. Ltd. Class A (XSSC)	351,842	526
	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	526
	Zheshang Securities Co. Ltd. Class A (XSSC)	257,100	524
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	524
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	607,439	523
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	384,348	523
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	523
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	522
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSHG)	721,035	522
*	Sinodata Co. Ltd. Class A	310,435	521
	Tianjin Port Co. Ltd. Class A (XSSC)	729,386	520
*	V V Food & Beverage Co. Ltd. Class A (XSHG)	905,902	520
	China Merchants Property Operation & Service Co. Ltd. Class A (XSEC)	173,700	520
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	371,420	518
	Fujian Cement Inc. Class A	472,320	518
	Sanlux Co. Ltd. Class A	648,400	518
*	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	518
	Hunan Gold Corp. Ltd. Class A (XSEC)	429,800	517
	Digital China Information Service Co. Ltd. Class A (XSEC)	243,900	517
*	Sunsea AIoT Technology Co. Ltd. Class A	337,045	517
	Hefei Department Store Group Co. Ltd. Class A	754,417	516
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	516

		Shares	Market Value ($000)
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSEC)	577,896	515
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSEC)	152,100	515
	Jiangsu Guotai International Group Co. Ltd. Class A (XSHE)	550,290	514
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSSC)	80,000	511
*	CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSHG)	135,800	511
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	511
	Emei Shan Tourism Co. Ltd. Class A	571,671	510
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	510
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSEC)	713,400	509
	Zhuzhou Times New Material Technology Co. Ltd. Class A	394,800	509
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	509
	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	509
	Inzone Group Co. Ltd. Class A (XSHG)	557,331	508
	Hubei Century Network Technology Co. Ltd. Class A	243,900	507
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	506
	Shanghai Amarsoft Information & Technology Co. Ltd. Class A	175,000	506
*	First Tractor Co. Ltd. Class A (XSHG)	352,300	505
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	505
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	504
	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	503
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	502
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	502
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	501
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	500
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSEC)	593,346	499
	Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	499
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	498
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	497
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	173,600	497
	Visual China Group Co. Ltd. Class A (XSEC)	235,100	495
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	495
	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	495
*	Fujian Snowman Co. Ltd. Class A	568,668	495
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	498,800	492
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	492
	Qianhe Condiment & Food Co. Ltd. Class A (XSSC)	69,100	491

		Shares	Market Value ($000)
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	491
	Chongqing Yukaifa Co. Ltd. Class A	930,100	489
	Beijing eGOVA Co. Ltd. Class A (XSEC)	312,103	489
*	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	488
	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	488
	Global Infotech Co. Ltd. Class A	388,600	488
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	487
	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	487
	Changzheng Engineering Co. Ltd. Class A (XSSC)	223,016	487
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	486
	Shanghai Baosight Software Co. Ltd. Class A (XSSC)	47,300	486
	Zhejiang Communications Technology Co. Ltd. (XSEC)	618,800	484
	Harbin Hatou Investment Co. Ltd. Class A	498,900	484
	China Television Media Ltd. Class A (XSHG)	289,800	483
*	Zhejiang Sunriver Culture Co. Ltd. Class A	666,570	483
	Sinoma International Engineering Co. Class A (XSHG)	361,650	482
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	482
*	Zhonglu Co. Ltd. Class B	1,061,642	481
	Genimous Technology Co. Ltd. Class A (XSEC)	616,300	481
*	Shen Zhen Mindata Holding Co. Ltd. Class A	528,200	481
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSEC)	515,756	480
	Anhui Expressway Co. Ltd. Class A	552,983	480
	Konfoong Materials International Co. Ltd. Class A (XSEC)	68,000	480
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	480
*	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	480
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	479
	Chimin Health Management Co. Ltd. Class A	306,000	479
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,143,986	477
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	477
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSEC)	232,200	476
	Suning Universal Co. Ltd. Class A (XSEC)	796,549	476
	NingXia QingLong Pipes Industry Group Co. Ltd. Class A	430,090	476
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	475
	YLZ Information Technology Co. Ltd. Class A	377,700	475
	Tongyu Communication Inc. Class A (XSHE)	182,475	475
*	Fujian Rongji Software Co. Ltd. Class A	609,300	474
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	597,800	473
*	Sinopec Oilfield Equipment Corp. Class A	753,742	473
*	Xining Special Steel Co. Ltd. Class A	979,800	472
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSEC)	330,130	470
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	470

		Shares	Market Value ($000)
	Royal Group Co. Ltd. Class A	810,478	470
	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	470
	Guangdong Delian Group Co. Ltd. Class A	675,035	470
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	32,202	470
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	469
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	468
	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	895,378	467
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	226,400	467
	Cosmos Group Co. Ltd. Class A	1,086,000	466
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	466
*	EGLS Co. Ltd. Class A	1,674,300	465
	CASIN Real Estate Development Group Co. Ltd. Class A	1,207,301	464
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	326,020	464
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	464
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	464
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	464
	Ninestar Corp. Class A (XSEC)	111,600	463
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	463
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	462
*	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	462
*	CMST Development Co. Ltd. Class A (XSHG)	671,800	461
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	459
	South Huiton Co. Ltd. Class A	423,300	458
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	458
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	458
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	457
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	41,758	457
	North Huajin Chemical Industries Co. Ltd. Class A (XSEC)	546,600	456
	Red Star Macalline Group Corp. Ltd. Class A	305,030	456
*	Create Technology & Science Co. Ltd. Class A	385,756	456
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	456
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	89,400	456
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	456
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	455
	Yotrio Group Co. Ltd. Class A (XSEC)	844,600	452
	Duzhe Publishing & Media Co. Ltd. Class A	577,900	452
	Baotou Huazi Industry Co. Ltd. Class A	606,000	451
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSEC)	191,100	450
*	Nanfeng Ventilator Co. Ltd. Class A	517,400	450

		Shares	Market Value ($000)
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	450
	Jinko Power Technology Co. Ltd. Class A	455,600	450
	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	449
	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	449
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	447
*	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	446
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	445
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	444
*	V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	444
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,018,013	444
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSEC)	1,650,813	443
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	443
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	553,600	443
*	Visionox Technology Inc. Class A (XSEC)	300,796	441
	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	440
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	440
*	ZhongMan Petroleum & Natural Gas Group Corp. Ltd.	350,000	440
*	Tianjin Realty Development Group Co. Ltd. Class A	1,409,700	439
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	439
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSEC)	40,800	437
	Mingsheng Holdings Co. Ltd. Class A	642,355	437
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	437
	Guangxi Radio & Television Information Network Corp. Ltd. Class A	967,702	437
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	149,726	436
	Haitong Securities Co. Ltd. Class A (XSHG)	230,600	436
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	436
	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	496,586	436
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	435
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	434
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSEC)	353,100	433
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	433
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSHE)	613,119	433
	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	433
*	Tibet Summit Resources Co. Ltd. Class A (XSSC)	258,032	432
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	431

		Shares	Market Value ($000)
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	431
	Jizhong Energy Resources Co. Ltd. Class A (XSEC)	862,600	430
	Huafu Fashion Co. Ltd. Class A (XSEC)	683,600	430
	Xuzhou Handler Special Vehicle Co. Ltd. Class A	1,041,757	430
	MYS Group Co. Ltd. Class A (XSHE)	789,767	430
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	430
	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	430
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	428
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSEC)	292,000	427
*	Bode Energy Equipment Co. Ltd. Class A	260,758	427
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	187,700	424
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	973,611	424
*	KAISA JiaYun Technology Inc. Class A	613,020	424
*	Yang Guang Co. Ltd. Class A	871,402	422
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	422
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSEC)	130,950	421
*	Global Top E-Commerce Co. Ltd. Class A (XSEC)	648,845	420
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	420
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	419
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	418
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	418
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	417
*	Ciwen Media Co. Ltd.	457,009	415
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSEC)	288,087	414
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	414
*	Beijing Bewinner Communications Co. Ltd. Class A	695,710	414
	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	414
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	413
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	82,700	413
*	Shenzhen Fountain Corp. Class A	1,246,200	412
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	411
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	481,800	410
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	410
	ZYNP Corp. Class A	522,900	409
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSEC)	139,800	408
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	408
*	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	408
	Fibocom Wireless Inc. Class A	47,100	408

		Shares	Market Value ($000)
*	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	407
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSEC)	461,800	402
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSEC)	1,138,900	402
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	560,960	402
*	Shenzhen Huakong SEG Co. Ltd. Class A	966,000	402
	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	402
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	401
	Sinochem International Corp. Class A (XSHG)	539,110	401
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSEC)	1,207,220	400
*	Strait Innovation Internet Co. Ltd. Class A	640,698	400
*	Beijing Jingxi Culture & Tourism Co. Ltd. Class A (XSHE)	520,396	400
*	Aerosun Corp. Class A (XSSC)	276,162	400
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSEC)	241,898	399
	Caitong Securities Co. Ltd. Class A (XSSC)	235,900	398
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	398
	Shanghai Join Buy Co. Ltd. Class A	421,900	397
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	395
	Shanghai AtHub Co. Ltd. Class A (XSSC)	49,700	394
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	394
*	Nanjing Redsun Co. Ltd. Class A	462,551	392
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	446,160	392
*	Shanghai Lonyer Fuels Co. Ltd. Class A	381,500	392
	Venustech Group Inc. Class A (XSEC)	76,500	391
	Jinxi Axle Co. Ltd. Class A (XSHG)	640,800	391
	IReader Technology Co. Ltd. Class A (XSSC)	68,700	390
*	Hongbo Co. Ltd. Class A	456,950	390
	Sino Wealth Electronic Ltd. Class A (XSEC)	66,918	390
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	388
	Guangzhou Grandbuy Co. Ltd. Class A	330,767	388
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A (XSEC)	84,900	388
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	387
*	Advanced Technology & Materials Co. Ltd. Class A (XSEC)	393,500	383
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	280,900	383
*	Simei Media Co. Ltd. Class A	545,937	382
	Sunyard Technology Co. Ltd. Class A (XSSC)	334,854	382
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	382
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSEC)	377,400	381
	BeijingHualian Hypermarket Co. Ltd. Class A	694,945	380
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	114,075	379
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	379
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	379
*	New Huadu Supercenter Co. Ltd. Class A	589,800	378

		Shares	Market Value ($000)
	Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	377
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	376
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	376
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	375
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	375
*	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSSC)	416,916	375
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	374
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	374
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	931,800	373
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	373
	Sichuan Shuangma Cement Co. Ltd. Class A (XSEC)	182,100	372
	Shanghai New World Co. Ltd. Class A (XSHG)	317,000	372
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	372
	Shenzhen ESUN Display Co. Ltd. Class A	136,426	372
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	371
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	371
*	China Tungsten & Hightech Materials Co. Ltd. Class A	363,860	370
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	369
	Accelink Technologies Co. Ltd. Class A (XSEC)	92,200	368
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	368
	Shinva Medical Instrument Co. Ltd. Class A	184,248	368
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	368
*	Shanghai New Culture Media Group Co. Ltd. Class A	771,900	368
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	367
	Julong Co. Ltd. Class A (XSEC)	332,900	366
*	Suzhou Anjie Technology Co. Ltd. Class A (XSEC)	150,460	365
*	H&R Century Union Corp. Class A	974,676	363
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	363
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	363
*	Liuzhou Liangmianzhen Co. Ltd. Class A	521,593	362
	Zhejiang NetSun Co. Ltd. Class A (XSHE)	184,600	362
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSEC)	442,000	361
	Shanghai DragonNet Technology Co. Ltd. Class A	300,901	361
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	497,400	360
	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	359
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	359
	Maoming Petro-Chemical Shihua Co. Ltd. Class A	642,709	359

		Shares	Market Value ($000)
	Shanghai Baosight Software Co. Ltd. Class A (XSHG)	34,900	359
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	359
*	GI Technologies Group Co. Ltd. Class A	964,760	358
	Lomon Billions Group Co. Ltd. Class A (XSEC)	58,100	357
	Xiamen Kingdomway Group Co. Class A (XSEC)	77,600	357
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	356
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	616,200	356
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSEC)	542,300	353
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSSC)	86,772	353
	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	353
*	Zhejiang Talent Television & Film Co. Ltd. Class A	384,776	353
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	350
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	900,720	349
*	Shanghai Dragon Corp. Class A	459,900	348
	Top Resource Conservation & Environment Corp. Class A	518,300	348
	Oceanwide Holdings Co. Ltd. Class A (XSEC)	767,000	347
	Befar Group Co. Ltd. Class A (XSSC)	439,492	347
*	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	347
*	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	347
*	Infund Holding Co. Ltd.	1,027,334	346
	Zhejiang Ming Jewelry Co. Ltd. Class A	531,500	345
	PharmaBlock Sciences Nanjing Inc. Class A (XSEC)	13,300	344
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSEC)	249,626	344
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	344
*	Everyday Network Co. Ltd. Class A	206,800	343
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	343
	MYS Group Co. Ltd. Class A (XSEC)	628,125	342
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	342
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSSC)	391,300	341
	Zhejiang Yankon Group Co. Ltd. Class A	625,675	341
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	340
	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	668,980	339
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	250,100	338
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	338
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSHE)	521,920	338
	Jiangmen Kanhoo Industry Co. Ltd. Class A	206,117	337
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	337
*	JA Solar Technology Co. Ltd. Class A (XSEC)	61,500	337
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	335

		Shares	Market Value ($000)
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSEC)	331,600	334
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	334
*	Shanghai Yatong Co. Ltd. Class A	353,000	334
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	334
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	334
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	333
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSEC)	210,700	332
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	283,713	332
*	Berry Genomics Co. Ltd. Class A (XSEC)	65,305	330
	Renhe Pharmacy Co. Ltd. Class A (XSEC)	381,501	330
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	330
*	Mianyang Fulin Precision Co. Ltd. Class A (XSEC)	204,000	330
	Blue Sail Medical Co. Ltd. Class A (XSEC)	87,564	329
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	329
	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	329
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	328
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	326
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	326
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	326
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	324
*	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	323
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	322
	Shenzhen Danbond Technology Co. Ltd. Class A (XSHE)	446,643	322
*	HY Energy Group Co. Ltd. Class A (XSSC)	342,841	321
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	97,600	320
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	320
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSEC)	108,400	319
	Vats Liquor Chain Store Management JSC Ltd. Class A	82,900	319
	Hainan Poly Pharm Co. Ltd. Class A (XSEC)	46,824	318
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	318
*	Dezhan Healthcare Co. Ltd. Class A	516,522	317
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	317
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSEC)	110,020	316
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	316
*	Huachangda Intelligent Equipment Group Co. Ltd. Class A	606,656	316

		Shares	Market Value ($000)
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	316
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSHE)	152,900	316
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSSC)	203,500	315
	Sichuan Languang Development Co. Ltd. Class A (XSSC)	484,272	315
	STO Express Co. Ltd. Class A (XSEC)	223,899	314
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	314
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSEC)	42,321	313
	China National Complete Plant Import & Export Corp. Ltd. Class A	271,475	313
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	319,300	313
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	313
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	313
	Greattown Holdings Ltd. Class A (XSSC)	546,421	312
	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	310
	Xiamen International Airport Co. Ltd. Class A (XSSC)	122,555	309
	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	309
	Shandong Dawn Polymer Co. Ltd. Class A	85,100	309
	Inner Mongolia First Machinery Group Co. Ltd. Class A (XSSC)	186,400	307
	Shenzhen Aisidi Co. Ltd. Class A (XSEC)	188,800	307
	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	851,887	307
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	307
*	Founder Technology Group Corp. Class A (XSHG)	533,300	307
	Chongqing Sansheng Industrial Co. Ltd. Class A	386,400	307
	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	306
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	306
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	305
*	Realcan Pharmaceutical Group Co. Ltd. Class A (XSEC)	420,100	302
	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	603,433	302
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	381,840	302
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	301
*	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	301
	Sinosun Technology Co. Ltd. Class A	271,600	301
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	301
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	300
	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	300
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	300

		Shares	Market Value ($000)
*	Shenzhen Selen Science & Technology Co. Ltd. Class A	656,700	299
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSHE)	187,500	299
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSSC)	60,190	297
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	297
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	297
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	296
*	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	296
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	159,604	295
	Toread Holdings Group Co. Ltd. Class A	273,600	295
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	295
*	Zhejiang Yatai Pharmaceutical Co. Ltd. Class A	537,700	295
	Chongqing Dima Industry Co. Ltd. Class A (XSSC)	778,307	294
*	Tech-Bank Food Co. Ltd. Class A (XSEC)	133,200	293
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	293
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	292
*	Guangdong Golden Dragon Development Inc. Class A (XSEC)	114,600	291
	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	291
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	289
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSEC)	235,000	288
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	683,200	288
*	Alpha Group Class A (XSEC)	339,300	287
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSEC)	94,200	287
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	286
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	286
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	285
	Rastar Group Class A	558,700	283
	Yijiahe Technology Co. Ltd. Class A	22,600	282
	Lucky Film Co. Class A (XSHG)	309,500	280
	Guomai Technologies Inc. Class A (XSEC)	287,886	279
	Huaxin Cement Co. Ltd. Class A (XSHG)	92,260	279
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	88,100	279
	Canny Elevator Co. Ltd. Class A (XSEC)	185,877	278
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	277
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSSC)	241,888	277
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	276
*	Qtone Education Group Guandong Ltd. Class A (XSEC)	296,692	275
*	China Hi-Tech Group Co. Class A (XSHG)	449,600	274

		Shares	Market Value ($000)
	Sansheng Intellectual Education Technology Co. Ltd. Class A	453,037	274
*	Guangdong Sunwill Precising Plastic Co. Ltd. Class A	618,660	273
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	272
	Avary Holding Shenzhen Co. Ltd. Class A (XSEC)	43,500	270
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	270
*	Time Publishing & Media Co. Ltd. Class A (XSHG)	261,200	270
	Guizhou Gas Group Corp. Ltd. Class A (XSSC)	184,400	269
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	269
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	269
*	Beijing Interact Technology Co. Ltd. Class A	271,700	269
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	268
	Shandong Denghai Seeds Co. Ltd. Class A (XSEC)	93,900	268
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	267
*	Guangdong Rongtai Industry Co. Ltd. Class A	649,300	266
	Sunny Loan Top Co. Ltd. Class A (XSSC)	358,547	266
	C&S Paper Co. Ltd. Class A (XSEC)	72,800	264
	Inmyshow Digital Technology Group Co. Ltd. Class A (XSSC)	138,600	263
	Yueyang Xingchang Petrochemical Class A	286,120	262
*	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	418,700	261
	Camel Group Co. Ltd. Class A (XSHG)	190,580	261
	China Television Media Ltd. Class A (XSSC)	155,437	259
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	258
*	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	492,033	257
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	257
	Ledman Optoelectronic Co. Ltd. Class A	339,700	256
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	254
	Beijing Forever Technology Co. Ltd. Class A (XSEC)	171,600	253
	CSG Holding Co. Ltd. Class A	249,200	253
*	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	253
	Changzheng Engineering Co. Ltd. Class A (XSHG)	115,530	252
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	251
*	Huayi Brothers Media Corp. Class A (XSHE)	397,100	251
*	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	251
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSSC)	359,939	251
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSHG)	358,400	250
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	250
	Shandong Publishing & Media Co. Ltd. Class A (XSSC)	285,200	249

		Shares	Market Value ($000)
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	248
*	Time Publishing & Media Co. Ltd. Class A (XSSC)	239,408	248
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	247
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSEC)	321,900	246
*	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	640,770	245
*	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	244
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	244
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	243
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	139,600	242
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	242
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSEC)	414,800	237
	Dashang Co. Ltd. Class A	84,700	237
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	237
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSEC)	191,700	236
*	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	236
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	270,600	235
	Ming Yang Smart Energy Group Ltd. Class A (XSSC)	75,100	234
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	232
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	231
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	231
	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	229
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	229
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	227
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	227
	China National Accord Medicines Corp. Ltd. Class A	38,167	226
	Beijing Haohua Energy Resource Co. Ltd. Class A	437,500	226
	Fujian Expressway Development Co. Ltd. Class A (XSSC)	581,218	226
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	225
	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	225
	Grandjoy Holdings Group Co. Ltd. Class A (XSEC)	359,500	224
*	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSHG)	248,200	223
	Zhejiang Wanma Co. Ltd. Class A (XSEC)	221,800	221
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	221
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	221
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	220

		Shares	Market Value ($000)
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSEC)	109,800	220
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	220
	Misho Ecology & Landscape Co. Ltd. Class A	266,900	220
	Guangdong Hybribio Biotech Co. Ltd. Class A	37,400	220
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSEC)	29,000	219
*	Henan Senyuan Electric Co. Ltd. Class A (XSEC)	427,000	217
*	Easysight Supply Chain Management Co. Ltd. Class A (XSSC)	189,800	216
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	165,800	215
	Orient International Enterprise Ltd. Class A	151,800	214
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	214
*	Tangel Culture Co. Ltd. Class A	416,600	214
	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	186,300	213
	Beijing Ctrowell Technology Corp. Ltd. Class A	141,200	213
	Julong Co. Ltd. Class A (XSHE)	191,900	211
	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	210
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	210
	China Great Wall Securities Co. Ltd. Class A (XSEC)	115,600	209
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	209
*	Talkweb Information System Co. Ltd. Class A (XSEC)	199,607	209
	Bear Electric Appliance Co. Ltd. Class A	14,600	209
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	208
*,3	Aerospace Communications Holding Group Co. Ltd. Class A	442,419	206
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	204
*	Yihua Healthcare Co. Ltd. Class A (XSHE)	495,958	203
*	Saurer Intelligent Technology Co. Ltd. Class A	449,600	201
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	201
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSEC)	97,194	201
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSEC)	231,000	200
*	Hytera Communications Corp. Ltd. Class A (XSEC)	219,500	199
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	199
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	227,783	199
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSEC)	187,500	198
	Xinhuanet Co. Ltd. Class A (XSSC)	67,400	198
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	198
	Lucky Film Co. Class A (XSSC)	219,191	198
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	197
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	196
	Guangdong Tapai Group Co. Ltd. Class A (XSEC)	110,900	195
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	129,400	195

		Shares	Market Value ($000)
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSSC)	223,500	194
*	Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	193
*	Zhewen Interactive Group Co. Ltd. Class A (XSSC)	315,140	192
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	192
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	192
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSEC)	35,200	191
	Jiangsu Yoke Technology Co. Ltd. Class A (XSEC)	20,100	190
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSEC)	138,500	189
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	189
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	288,255	187
*	Yihua Healthcare Co. Ltd. Class A (XSEC)	452,475	185
	Hangxiao Steel Structure Co. Ltd. Class A (XSSC)	324,200	184
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSEC)	38,500	182
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	181
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	181
	China Publishing & Media Co. Ltd. Class A (XSSC)	191,600	180
*	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	179
	Norinco International Cooperation Ltd. Class A	168,845	178
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	21,100	178
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	60,430	176
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	175
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSEC)	495,300	174
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSEC)	331,600	174
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	173
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSEC)	521,700	172
	Tianfeng Securities Co. Ltd. Class A (XSSC)	209,400	171
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	170
	263 Network Communications Co. Ltd. Class A (XSEC)	194,200	169
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	169
	Shenzhen Desay Battery Technology Co. Class A (XSEC)	16,100	168
	CGN Nuclear Technology Development Co. Ltd. Class A (XSEC)	108,598	168
	Anhui Xinhua Media Co. Ltd. Class A	227,560	167
	YanTai Shuangta Food Co. Ltd. Class A (XSEC)	90,500	167
	Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	125,100	166
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	166

		Shares	Market Value ($000)
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	166
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	166
*	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	268,000	165
*	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	165
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	164
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	162
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	160
	BBMG Corp. Class A (XSHG)	377,414	159
	Shaanxi International Trust Co. Ltd. Class A (XSEC)	298,400	156
	Toly Bread Co. Ltd. Class A (XSSC)	18,100	156
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSEC)	100,200	156
	Hunan Aihua Group Co. Ltd. Class A (XSSC)	42,200	155
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	267,700	155
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	151
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	151
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	151
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	150
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	150
	Tangrenshen Group Co. Ltd. Class A (XSEC)	120,100	147
	PCI-Suntek Technology Co. Ltd. Class A (XSSC)	135,900	146
*	Goldenmax International Technology Ltd. Class A (XSEC)	123,800	146
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSSC)	46,620	146
	Tongyu Communication Inc. Class A (XSEC)	55,500	144
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	143
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	143
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	140
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	140
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	140
	LianChuang Electronic Technology Co. Ltd. Class A (XSEC)	90,700	140
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A	342,120	139
	Beijing eGOVA Co. Ltd. Class A (XSHE)	88,441	139
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	137
	Shantou Dongfeng Printing Co. Ltd. Class A	154,800	135
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	133
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSEC)	259,700	131
*	Aerosun Corp. Class A (XSHG)	90,800	131
	Infore Environment Technology Group Co. Ltd. Class A (XSEC)	105,300	131
	Shandong Xiantan Co. Ltd. Class A (XSEC)	83,900	130

		Shares	Market Value ($000)
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	129
*	Innuovo Technology Co. Ltd. Class A (XSEC)	158,700	129
	Shunfa Hengye Corp. Class A (XSEC)	271,120	127
	Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	127
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	76,464	124
	Qingdao Rural Commercial Bank Corp. Class A (XSEC)	177,200	124
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	124
	Hainan Strait Shipping Co. Ltd. Class A (XSEC)	101,500	123
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	123
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	123
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	121
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	118
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	117
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	113
	Better Life Commercial Chain Share Co. Ltd. Class A (XSEC)	94,200	112
*	Beijing Jingxi Culture & Tourism Co. Ltd. Class A (XSEC)	143,200	110
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	109
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSEC)	145,900	108
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	108
	Bank of Changsha Co. Ltd. Class A (XSSC)	69,300	107
	Longshine Technology Group Co. Ltd. Class A (XSEC)	52,000	107
*	HY Energy Group Co. Ltd. Class A (XSHG)	112,600	106
	Sunyard Technology Co. Ltd. Class A (XSHG)	91,600	105
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	105
	JL Mag Rare-Earth Co. Ltd. Class A (XSEC)	18,200	104
	Shanghai Shenda Co. Ltd. Class A	195,100	104
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	104
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	104
	Shenzhen Anche Technologies Co. Ltd. Class A (XSEC)	18,400	103
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	103
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	100
	YGSOFT Inc. Class A (XSEC)	81,250	99
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	98
	Jiangsu Huaxicun Co. Ltd. Class A (XSEC)	95,200	96
	Chongqing Brewery Co. Ltd. Class A (XSSC)	4,600	95
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	94
	Bingshan Refrigeration & Heat Transfer Technologies Co. Ltd.	464,417	91
	Vatti Corp. Ltd. Class A (XSEC)	73,700	90
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	90

		Shares	Market Value ($000)
	Jiangling Motors Corp. Ltd. Class A (XSEC)	31,900	89
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	89
	Jinzhou Port Co. Ltd. Class A	205,671	89
	Zhejiang NetSun Co. Ltd. Class A (XSEC)	45,000	88
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSEC)	124,000	88
	Shanghai Huayi Group Co. Ltd. Class A (XSSC)	92,600	87
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	86
	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	85
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	85
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	83
*	China Calxon Group Co. Ltd. Class A (XSEC)	109,448	82
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSSC)	34,300	82
	China International Marine Containers Group Co. Ltd. Class A (XSHE)	36,240	82
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	82
	Sumavision Technologies Co. Ltd. Class A (XSEC)	135,700	81
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	67,400	80
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	80
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	97,400	78
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	77
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	77
*	CCOOP Group Co. Ltd. Class A (XSEC)	188,700	74
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	24,400	73
*	HyUnion Holding Co. Ltd. Class A (XSEC)	87,800	73
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSEC)	34,100	73
	Lingyuan Iron & Steel Co. Ltd. Class A	218,470	73
*	Zai Lab Ltd.	463	73
	Bank of Qingdao Co. Ltd. Class A (XSEC)	92,400	72
	Inzone Group Co. Ltd. Class A (XSSC)	78,132	71
*	Jinneng Science&Technology Co. Ltd. Class A (XSSC)	23,300	70
	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	70
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	69
	Enjoyor Co. Ltd. Class A (XSHE)	56,200	67
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	68,900	66
*	Qtone Education Group Guandong Ltd. Class A (XSHE)	70,900	66
	Changhong Meiling Co. Ltd. Class B	231,154	64
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	112,142	64
*	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	62
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSEC)	29,000	62
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	62

		Shares	Market Value ($000)
*	Shanghai Topcare Medical Services Co. Ltd. Class A (XSSC)	27,800	62
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	60
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSEC)	105,700	57
	Shenzhen Center Power Tech Co. Ltd. Class A (XSEC)	17,600	54
	Beijing VRV Software Corp. Ltd. Class A (XSEC)	73,500	52
	Luoniushan Co. Ltd. Class A (XSEC)	40,200	51
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	48
	Changchun Eurasia Group Co. Ltd. Class A	22,341	45
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSSC)	71,500	43
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSSC)	19,087	41
	Yunda Holding Co. Ltd. Class A (XSEC)	14,427	38
	Shenzhen Das Intellitech Co. Ltd. Class A (XSEC)	71,600	37
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	37
	Shenzhen Danbond Technology Co. Ltd. Class A (XSEC)	49,200	35
	Shanghai Haixin Group Co. Class A	32,500	35
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSHG)	15,062	33
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,524	30
	Eastern Communications Co. Ltd. Class B	63,500	28
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	10,400	28
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	15,741	14
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	13
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	11
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	9,700	10
*	China Hi-Tech Group Co. Class A (XSSC)	16,500	10
	Transfar Zhilian Co. Ltd. Class A	622	1
*,3	Legend Holdings Corp. Rights Exp. 06/30/2021	474,839	—
*,2,3	Midas Holdings Ltd.	202,000	—
*,1,3	Tianhe Chemicals Group Ltd.	57,304,542	—
*,2,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
			45,583,247
Colombia (0.3%)
	Bancolombia SA ADR	1,516,175	53,354
	Interconexion Electrica SA ESP	6,077,603	39,269
	Grupo Energia Bogota SA ESP	35,344,313	25,857
	Ecopetrol SA	42,707,437	24,291
	Bancolombia SA	2,102,147	18,023
	Grupo Argos SA	4,146,329	15,451
	Grupo de Inversiones Suramericana SA	2,380,859	15,143
	Grupo Aval Acciones y Valores SA Preference Shares	46,488,377	15,084
	Bancolombia SA Preference Shares	1,634,187	14,433
*	Corp. Financiera Colombiana SA	1,486,530	13,420
	Banco Davivienda SA Preference Shares	1,406,940	13,285

		Shares	Market Value ($000)
	Cementos Argos SA	6,635,422	10,858
[2]	Ecopetrol SA ADR	835,978	9,513
	Grupo de Inversiones Suramericana SA Preference Shares	1,574,290	9,043
[2]	Grupo Aval Acciones y Valores SA ADR	685,079	4,391
			281,415
Czech Republic (0.1%)
	CEZ A/S	2,165,056	51,918
*	Komercni banka A/S	1,028,194	31,208
*,1	Moneta Money Bank A/S	7,034,012	23,884
	O2 Czech Republic A/S	643,929	7,559
	Philip Morris CR A/S	6,097	4,321
			118,890
Egypt (0.1%)
	Commercial International Bank Egypt SAE	18,333,322	73,523
	Eastern Co. SAE	13,319,391	12,684
	Egypt Kuwait Holding Co. SAE	10,537,010	11,035
*	Egyptian Financial Group-Hermes Holding Co.	9,375,968	9,404
	ElSewedy Electric Co.	10,160,971	6,709
	Talaat Moustafa Group	13,864,332	6,572
	Telecom Egypt Co.	4,931,977	3,638
	Six of October Development & Investment	3,326,445	3,329
	Medinet Nasr Housing	10,556,297	2,660
*	Palm Hills Developments SAE	20,332,470	2,028
	Heliopolis Housing	4,890,760	1,893
	Oriental Weavers	3,372,486	1,534
*	Alexandria Mineral Oils Co.	7,445,166	1,532
			136,541
Greece (0.3%)
	Hellenic Telecommunications Organization SA	3,178,553	46,202
	OPAP SA	2,728,202	33,399
*	Eurobank Ergasias Services & Holdings SA	35,307,173	23,320
	JUMBO SA	1,438,831	22,539
	Mytilineos SA	1,473,144	21,449
*	National Bank of Greece SA	7,519,881	17,648
*	Alpha Bank AE	18,929,362	17,126
*	Public Power Corp. SA	1,570,590	13,406
	Motor Oil Hellas Corinth Refineries SA	768,296	10,800
	Terna Energy SA	589,333	10,047
*	LAMDA Development SA	949,434	7,290
*	GEK Terna Holding Real Estate Construction SA	744,771	6,462
	Athens Water Supply & Sewage Co. SA	750,671	5,959
	Hellenic Petroleum SA	790,447	5,248
	Sarantis SA	416,517	4,584
	Holding Co. ADMIE IPTO SA	1,577,580	4,555
*	Piraeus Financial Holdings SA	4,054,071	4,391
	Hellenic Exchanges - Athens Stock Exchange SA	817,635	3,460
	Viohalco SA	787,919	3,202
*	Ellaktor SA	1,797,502	3,039
*,3	FF Group	496,942	2,895
*	Fourlis Holdings SA	595,885	2,722
			269,743
Hong Kong (0.1%)
*	United Co. RUSAL International PJSC	33,650,820	15,375
*,2	HengTen Networks Group Ltd.	26,484,710	11,238
	Gemdale Properties & Investment Corp. Ltd.	64,774,000	9,155

		Shares	Market Value ($000)
*,3	SMI Holdings Group Ltd.	18,314,748	5,528
*,3	Tech Pro Technology Development Ltd.	122,060,000	1,071
*	Oshidori International Holdings Ltd.	3,129,783	263
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	—
			42,630
Hungary (0.2%)
*	OTP Bank Nyrt.	3,037,948	138,518
	Richter Gedeon Nyrt.	1,919,325	54,066
*	MOL Hungarian Oil & Gas plc	4,554,173	34,199
	Magyar Telekom Telecommunications plc	5,481,997	7,310
*	Opus Global Nyrt.	3,119,542	2,756
			236,849
India (10.5%)
	Reliance Industries Ltd.	41,709,666	1,049,661
	Infosys Ltd.	47,965,349	812,758
	Housing Development Finance Corp. Ltd.	23,223,859	755,168
	Tata Consultancy Services Ltd.	13,000,374	553,123
	Hindustan Unilever Ltd.	11,866,047	367,374
*	Axis Bank Ltd.	30,378,156	275,296
	HCL Technologies Ltd.	14,406,372	179,975
	Bajaj Finance Ltd.	2,764,068	178,650
	Bharti Airtel Ltd.	23,320,482	176,607
	Maruti Suzuki India Ltd.	1,676,651	165,263
	Asian Paints Ltd.	4,923,897	162,235
*	ICICI Bank Ltd.	20,875,529	154,301
	Larsen & Toubro Ltd.	6,808,265	124,123
	Sun Pharmaceutical Industries Ltd.	15,010,503	120,282
	UltraTech Cement Ltd.	1,582,024	115,195
	ITC Ltd.	40,634,590	112,962
	Mahindra & Mahindra Ltd.	9,911,526	101,529
	Titan Co. Ltd.	4,794,272	93,137
	Nestle India Ltd.	393,532	91,868
	Tech Mahindra Ltd.	6,940,221	91,117
*,1	HDFC Life Insurance Co. Ltd.	8,893,040	82,527
	Wipro Ltd.	13,298,201	76,164
*,1	Avenue Supermarts Ltd.	2,059,296	74,710
	Adani Ports & Special Economic Zone Ltd.	10,517,824	73,319
	Bharat Petroleum Corp. Ltd.	13,827,064	72,570
*	Adani Green Energy Ltd.	5,230,773	71,760
	Power Grid Corp. of India Ltd.	27,955,407	70,551
	Eicher Motors Ltd.	1,837,932	68,969
	JSW Steel Ltd.	13,760,624	68,723
*	State Bank of India	17,581,737	67,829
	Hero MotoCorp Ltd.	1,498,703	66,740
	Grasim Industries Ltd.	4,554,702	65,728
	Bajaj Auto Ltd.	1,194,243	65,497
	Divi's Laboratories Ltd.	1,370,926	63,151
	Bajaj Finserv Ltd.	526,233	62,709
	Cipla Ltd.	5,527,850	62,474
*,1	SBI Life Insurance Co. Ltd.	4,884,333	57,811
	UPL Ltd.	7,383,288	56,688
	Britannia Industries Ltd.	1,175,944	56,305
	NTPC Ltd.	46,069,315	56,021
	Info Edge India Ltd.	932,411	55,683
	Tata Steel Ltd.	6,716,062	54,888
*	Tata Motors Ltd.	15,175,848	54,252
	Dr Reddy's Laboratories Ltd.	844,980	52,940

		Shares	Market Value ($000)
	Dabur India Ltd.	7,293,682	51,353
	Godrej Consumer Products Ltd.	5,018,744	51,116
	Oil & Natural Gas Corp. Ltd.	41,809,543	50,395
*,1	ICICI Lombard General Insurance Co. Ltd.	2,761,667	49,737
	Shree Cement Ltd.	158,265	49,299
	Vedanta Ltd.	22,058,459	48,473
	Havells India Ltd.	3,293,940	47,104
	Hindalco Industries Ltd.	15,193,846	46,760
	Tata Consumer Products Ltd.	6,060,025	46,380
	Apollo Hospitals Enterprise Ltd.	1,317,247	46,149
*,1	Bandhan Bank Ltd.	10,885,463	46,040
	Shriram Transport Finance Co. Ltd.	2,571,083	45,352
	Aurobindo Pharma Ltd.	3,649,938	45,134
	Lupin Ltd.	3,076,624	42,416
	Indian Oil Corp. Ltd.	31,978,789	40,772
	Pidilite Industries Ltd.	1,772,411	40,548
	Coal India Ltd.	22,700,668	39,022
	Indus Towers Ltd.	11,835,934	37,488
	Jubilant Foodworks Ltd.	997,777	35,352
	Marico Ltd.	6,200,413	35,277
	Zee Entertainment Enterprises Ltd.	11,420,960	34,304
	Indraprastha Gas Ltd.	4,813,925	33,921
	Crompton Greaves Consumer Electricals Ltd.	5,708,901	33,396
	GAIL India Ltd.	19,163,735	32,785
	Ambuja Cements Ltd.	9,454,983	31,481
*	United Spirits Ltd.	3,969,552	31,421
	Berger Paints India Ltd.	3,197,579	30,910
	Dr Reddy's Laboratories Ltd. ADR	484,718	29,704
	DLF Ltd.	8,426,788	29,386
	Wipro Ltd. ADR	4,745,938	29,187
*,1	ICICI Prudential Life Insurance Co. Ltd.	4,404,463	28,978
	Petronet LNG Ltd.	8,914,338	28,914
[1]	HDFC Asset Management Co. Ltd.	732,027	28,815
[1]	Larsen & Toubro Infotech Ltd.	517,008	28,036
*,1	InterGlobe Aviation Ltd.	1,323,026	28,030
	Colgate-Palmolive India Ltd.	1,277,588	28,028
	MRF Ltd.	24,257	27,903
	Hindustan Petroleum Corp. Ltd.	9,141,491	27,315
	Motherson Sumi Systems Ltd.	13,702,059	27,092
	Voltas Ltd.	2,165,122	26,912
	SBI Cards & Payment Services Ltd.	1,973,166	26,598
*	State Bank of India GDR	684,132	26,407
	Piramal Enterprises Ltd.	1,439,095	25,758
	Siemens Ltd.	1,169,516	25,381
	Ashok Leyland Ltd.	16,752,835	25,353
	PI Industries Ltd.	916,160	25,344
	Page Industries Ltd.	67,377	25,051
	Adani Enterprises Ltd.	3,621,486	24,984
*,1	AU Small Finance Bank Ltd.	2,088,016	24,931
*	Biocon Ltd.	4,758,114	24,215
	Balkrishna Industries Ltd.	1,097,338	23,807
*	IDFC First Bank Ltd.	34,275,591	22,154
	Bharat Forge Ltd.	2,744,497	21,906
	Cholamandalam Investment & Finance Co. Ltd.	3,976,408	21,621
	Mphasis Ltd.	1,029,028	21,541
	Tata Power Co. Ltd.	20,684,607	21,310
	Cadila Healthcare Ltd.	3,389,323	20,945
	Dixon Technologies India Ltd.	107,781	20,804

		Shares	Market Value ($000)
	SRF Ltd.	282,489	20,755
	Bosch Ltd.	98,660	20,656
	Torrent Pharmaceuticals Ltd.	565,942	20,200
	Ipca Laboratories Ltd.	796,159	20,159
	Trent Ltd.	2,371,369	20,152
*	Federal Bank Ltd.	20,340,263	20,116
	Muthoot Finance Ltd.	1,328,877	20,105
	Bharat Electronics Ltd.	11,301,322	20,069
	Embassy Office Parks REIT	4,159,800	19,980
	Atul Ltd.	224,610	19,602
*	Jindal Steel & Power Ltd.	5,460,781	19,403
*	Max Financial Services Ltd.	2,069,073	19,334
	ACC Ltd.	879,029	19,275
	LIC Housing Finance Ltd.	3,487,035	18,848
	Adani Total Gas Ltd.	3,616,088	18,817
	Container Corp. of India Ltd.	3,148,805	18,705
[1]	Laurus Labs Ltd.	3,889,280	18,344
*	Tata Motors Ltd. Class A	12,368,657	17,602
*	Mahindra & Mahindra Financial Services Ltd.	8,275,932	17,499
[1]	RBL Bank Ltd.	5,912,251	17,277
	REC Ltd.	9,497,488	17,208
*	Vodafone Idea Ltd.	110,785,053	16,951
	United Breweries Ltd.	946,835	16,852
	Power Finance Corp. Ltd.	11,096,671	16,668
	Navin Fluorine International Ltd.	531,516	16,666
	Tata Elxsi Ltd.	448,761	16,490
	Bajaj Holdings & Investment Ltd.	367,058	16,282
	Manappuram Finance Ltd.	7,592,410	16,201
	Supreme Industries Ltd.	628,811	15,592
*	Godrej Properties Ltd.	898,145	15,421
	NMDC Ltd.	10,574,117	15,181
	Sundaram Finance Ltd.	647,023	15,072
	Aarti Industries Ltd.	948,191	15,034
	Astral Poly Technik Ltd.	638,160	14,980
	AIA Engineering Ltd.	557,971	14,943
	Natco Pharma Ltd.	1,226,591	14,928
	Escorts Ltd.	901,678	14,857
*	Fortis Healthcare Ltd.	6,696,634	14,797
[1]	Dr Lal PathLabs Ltd.	476,467	14,642
	Whirlpool of India Ltd.	418,981	14,638
	Dhani Services Ltd.	3,104,824	14,477
	Alkem Laboratories Ltd.	341,239	14,032
	Oracle Financial Services Software Ltd.	314,467	13,845
	Amara Raja Batteries Ltd.	1,099,728	13,815
	Indian Hotels Co. Ltd.	8,131,471	13,501
	Indian Railway Catering & Tourism Corp. Ltd.	675,507	13,448
	Mindtree Ltd.	597,481	13,438
	Deepak Nitrite Ltd.	1,008,814	13,390
	Kansai Nerolac Paints Ltd.	1,757,949	13,200
	ABB India Ltd.	694,450	13,187
	Tata Communications Ltd.	954,751	13,130
	Emami Ltd.	1,972,340	13,036
	TVS Motor Co. Ltd.	1,696,099	12,980
*	APL Apollo Tubes Ltd.	1,027,801	12,754
	Glenmark Pharmaceuticals Ltd.	1,953,226	12,589
	Coromandel International Ltd.	1,076,849	12,456
	Rajesh Exports Ltd.	1,862,725	12,180
	Indiabulls Housing Finance Ltd.	4,673,310	12,172

		Shares	Market Value ($000)
	Hindustan Zinc Ltd.	3,236,547	12,123
	Jubilant Life Sciences Ltd.	994,953	12,107
	Ramco Cements Ltd.	1,129,427	12,073
	Gujarat Gas Ltd.	2,367,388	11,985
	Varun Beverages Ltd.	974,563	11,977
*	Bank of Baroda	12,643,002	11,783
	Castrol India Ltd.	6,662,663	11,687
	Dalmia Bharat Ltd.	722,166	11,393
	Bayer CropScience Ltd.	153,758	11,323
	Bata India Ltd.	549,068	11,273
[1]	L&T Technology Services Ltd.	337,836	11,247
	Pfizer Ltd.	177,107	11,226
	Tube Investments of India Ltd.	1,043,493	11,112
	Cummins India Ltd.	1,218,236	11,101
	Persistent Systems Ltd.	531,642	11,090
	City Union Bank Ltd.	4,754,623	11,023
*	Steel Authority of India Ltd.	13,477,445	10,560
	GlaxoSmithKline Pharmaceuticals Ltd.	524,623	10,519
	NHPC Ltd.	31,582,945	10,371
*,1	Syngene International Ltd.	1,320,366	10,222
	Can Fin Homes Ltd.	1,538,893	10,113
*,1	Mindspace Business Parks REIT	2,187,200	9,996
	Kajaria Ceramics Ltd.	877,895	9,901
	Apollo Tyres Ltd.	3,528,204	9,485
	Torrent Power Ltd.	2,211,140	9,342
	Mahanagar Gas Ltd.	654,352	9,258
*	Oberoi Realty Ltd.	1,282,275	9,237
	Sanofi India Ltd.	85,292	9,120
*	Phoenix Mills Ltd.	888,733	9,110
[1]	Endurance Technologies Ltd.	475,675	9,008
*	Adani Power Ltd.	12,834,562	8,997
	Exide Industries Ltd.	3,393,399	8,980
*	IDFC Ltd.	15,013,367	8,979
[1]	Nippon Life India Asset Management Ltd.	2,034,974	8,960
	Relaxo Footwears Ltd.	793,258	8,940
	Amber Enterprises India Ltd.	249,959	8,804
*	Aditya Birla Capital Ltd.	7,882,448	8,710
	Granules India Ltd.	1,883,226	8,674
[1]	Metropolis Healthcare Ltd.	302,039	8,529
	L&T Finance Holdings Ltd.	7,210,173	8,473
	Alembic Pharmaceuticals Ltd.	625,478	8,145
	Gillette India Ltd.	105,789	8,141
	PVR Ltd.	417,368	8,093
	JK Cement Ltd.	277,316	8,086
*	3M India Ltd.	30,551	8,027
	Coforge Ltd.	244,502	7,996
	KEC International Ltd.	1,566,921	7,704
*	Aavas Financiers Ltd.	306,289	7,573
	Gujarat State Petronet Ltd.	2,770,658	7,514
*	Canara Bank	4,146,840	7,484
	Sun TV Network Ltd.	1,144,188	7,468
	CESC Ltd.	883,279	7,382
	Birlasoft Ltd.	2,148,831	7,340
*	Suven Pharmaceuticals Ltd.	1,157,320	7,315
	Blue Star Ltd.	723,591	7,263
*	GMR Infrastructure Ltd.	22,134,553	7,229
	Strides Pharma Science Ltd.	649,288	7,228
*,1	Quess Corp. Ltd.	897,150	7,123

		Shares	Market Value ($000)
	Schaeffler India Ltd.	120,469	7,091
	Ajanta Pharma Ltd.	292,778	7,076
	JB Chemicals & Pharmaceuticals Ltd.	502,683	6,878
*	EID Parry India Ltd.	1,465,134	6,833
	CRISIL Ltd.	261,297	6,801
	Orient Electric Ltd.	1,898,504	6,587
	Procter & Gamble Health Ltd.	67,387	6,549
*	Punjab National Bank	14,175,800	6,468
*	Aditya Birla Fashion & Retail Ltd.	3,121,787	6,403
*	Godrej Industries Ltd.	1,010,539	6,056
	Prestige Estates Projects Ltd.	1,635,409	5,966
	Rallis India Ltd.	1,599,947	5,956
*	Bharat Heavy Electricals Ltd.	11,729,459	5,777
	Sumitomo Chemical India Ltd.	1,342,393	5,777
	Oil India Ltd.	3,797,282	5,774
	Sundram Fasteners Ltd.	748,294	5,725
	Cholamandalam Financial Holdings Ltd.	835,018	5,704
	Minda Industries Ltd.	899,396	5,612
	Polycab India Ltd.	327,778	5,476
	Redington India Ltd.	2,953,258	5,449
	Vinati Organics Ltd.	327,472	5,444
*	TeamLease Services Ltd.	138,036	5,387
*	Infibeam Avenues Ltd.	5,167,737	5,375
	JSW Energy Ltd.	5,255,705	5,184
	Ceat Ltd.	256,718	5,168
[1]	ICICI Securities Ltd.	922,560	5,141
	Vakrangee Ltd.	7,065,244	5,054
	Thermax Ltd.	364,832	4,953
[1]	Godrej Agrovet Ltd.	671,978	4,918
	Radico Khaitan Ltd.	717,962	4,806
*	Edelweiss Financial Services Ltd.	5,645,774	4,786
*	Just Dial Ltd.	580,650	4,769
	NCC Ltd.	5,807,707	4,674
	V-Guard Industries Ltd.	1,472,504	4,644
	Aegis Logistics Ltd.	1,192,776	4,634
	Timken India Ltd.	280,807	4,604
*	Yes Bank Ltd.	21,002,133	4,505
	Chambal Fertilizers & Chemicals Ltd.	1,335,711	4,342
	AstraZeneca Pharma India Ltd.	86,982	4,307
	KRBL Ltd.	1,307,115	4,232
	National Aluminium Co. Ltd.	6,450,787	4,214
*	Motilal Oswal Financial Services Ltd.	494,126	4,167
	Avanti Feeds Ltd.	592,609	4,123
	Graphite India Ltd.	942,482	4,055
*	Suzlon Energy Ltd.	46,736,740	4,028
*	Balrampur Chini Mills Ltd.	1,678,182	3,926
	Gujarat Pipavav Port Ltd.	3,299,292	3,907
	JM Financial Ltd.	3,537,744	3,873
	Welspun India Ltd.	4,268,646	3,854
*	V-Mart Retail Ltd.	114,492	3,839
	Bombay Burmah Trading Co.	231,543	3,824
	India Cements Ltd.	1,752,110	3,705
	TTK Prestige Ltd.	44,480	3,628
*	Bank of India	5,234,255	3,564
*	Future Retail Ltd.	3,183,519	3,455
	Great Eastern Shipping Co. Ltd.	963,447	3,438
*	EIH Ltd.	2,699,971	3,431
*	Union Bank of India	7,749,795	3,293

		Shares	Market Value ($000)
	Sobha Ltd.	522,118	3,282
*	Karur Vysya Bank Ltd.	5,618,887	3,257
	Sterlite Technologies Ltd.	1,309,610	3,221
	eClerx Services Ltd.	233,523	3,153
*	Wockhardt Ltd.	475,809	3,128
	Symphony Ltd.	223,751	3,073
*,1	PNB Housing Finance Ltd.	657,920	3,011
*	Mahindra CIE Automotive Ltd.	1,281,766	2,847
*	DCB Bank Ltd.	2,053,949	2,818
	Welspun Corp. Ltd.	1,719,548	2,808
	IRB Infrastructure Developers Ltd.	1,849,471	2,738
	Finolex Cables Ltd.	542,703	2,716
	DCM Shriram Ltd.	456,541	2,699
	HEG Ltd.	209,002	2,674
	Kaveri Seed Co. Ltd.	354,789	2,646
*	Sun Pharma Advanced Research Co. Ltd.	1,060,355	2,607
[1]	Dilip Buildcon Ltd.	440,610	2,546
	NBCC India Ltd.	5,789,599	2,466
	Engineers India Ltd.	2,352,942	2,339
	PTC India Ltd.	2,745,224	2,280
	Multi Commodity Exchange of India Ltd.	99,264	2,232
	Century Textiles & Industries Ltd.	371,197	2,118
*	TV18 Broadcast Ltd.	5,500,453	2,103
	Care Ratings Ltd.	303,379	2,008
	Rain Industries Ltd.	1,149,065	1,987
	Gateway Distriparks Ltd.	888,149	1,921
*	Indian Bank	1,560,105	1,886
	Bajaj Consumer Care Ltd.	648,694	1,855
*	Indiabulls Real Estate Ltd.	1,734,606	1,763
*	Karnataka Bank Ltd.	2,087,701	1,708
*	Raymond Ltd.	387,920	1,708
	Jindal Saw Ltd.	1,700,721	1,643
*	South Indian Bank Ltd.	13,773,631	1,555
	Equitas Holdings Ltd.	1,448,624	1,416
*	Mangalore Refinery & Petrochemicals Ltd.	2,678,081	1,316
*	IFCI Ltd.	10,202,238	1,227
*	Central Bank of India	6,287,877	1,165
*	Hindustan Construction Co. Ltd.	9,420,683	1,043
*	Future Consumer Ltd.	8,017,341	911
	GE Power India Ltd.	196,440	717
	WABCO India Ltd.	7,540	557
*	L&T Finance Holdings Ltd. Rights Exp. 02/15/2021	1,536,512	442
*,3	DRC Systems India Pvt Ltd.	12,543	60
*,3	Amtek Auto Ltd.	472,160	18
*,3	Suvidhaa Infoserve Pvt Ltd.	678,696	—
			11,020,158
Indonesia (1.5%)
	Bank Central Asia Tbk. PT	128,020,550	307,906
	Bank Rakyat Indonesia Persero Tbk. PT	701,908,558	208,093
	Telkom Indonesia Persero Tbk. PT	607,037,052	134,167
	Astra International Tbk. PT	263,673,281	114,257
	Bank Mandiri Persero Tbk. PT	243,535,775	113,938
	Charoen Pokphand Indonesia Tbk. PT	100,724,923	41,133
	Bank Negara Indonesia Persero Tbk. PT	102,115,376	40,178
	Unilever Indonesia Tbk. PT	79,115,555	38,977
	United Tractors Tbk. PT	20,937,527	33,996
	Indah Kiat Pulp & Paper Corp. Tbk. PT	36,636,468	33,525

		Shares	Market Value ($000)
	Semen Indonesia Persero Tbk. PT	40,295,010	30,361
	Kalbe Farma Tbk. PT	257,960,584	26,890
	Indofood Sukses Makmur Tbk. PT	60,345,108	25,970
	Sarana Menara Nusantara Tbk. PT	324,803,500	22,170
	Tower Bersama Infrastructure Tbk. PT	137,416,985	21,863
*	Barito Pacific Tbk. PT	320,885,350	20,144
	Indofood CBP Sukses Makmur Tbk. PT	30,980,547	20,071
	Aneka Tambang Tbk.	116,076,210	18,257
	Indocement Tunggal Prakarsa Tbk. PT	18,449,001	17,525
*	Gudang Garam Tbk. PT	6,372,430	17,113
	Pabrik Kertas Tjiwi Kimia Tbk. PT	16,971,400	15,865
	Adaro Energy Tbk. PT	178,814,879	15,234
	Mitra Keluarga Karyasehat Tbk. PT	68,166,600	14,076
	Perusahaan Gas Negara Tbk. PT	143,325,779	13,656
	Ciputra Development Tbk. PT	195,750,750	12,462
*	Surya Citra Media Tbk. PT	79,011,931	12,215
	Hanjaya Mandala Sampoerna Tbk. PT	120,155,074	11,174
*	Pakuwon Jati Tbk. PT	327,084,367	11,168
	Bukit Asam Tbk. PT	58,233,644	10,662
*	Vale Indonesia Tbk. PT	27,185,247	10,588
	Ace Hardware Indonesia Tbk. PT	94,647,756	10,502
*	Lippo Karawaci Tbk. PT	801,780,188	9,959
	Japfa Comfeed Indonesia Tbk. PT	98,210,800	9,485
	Jasa Marga Persero Tbk. PT	29,893,604	9,183
*	Bumi Serpong Damai Tbk. PT	106,839,401	8,538
	XL Axiata Tbk. PT	49,705,498	7,835
	Bank BTPN Syariah Tbk. PT	31,632,200	7,644
*	Summarecon Agung Tbk. PT	154,595,692	7,610
*	Medco Energi Internasional Tbk. PT	145,498,442	6,700
	Waskita Karya Persero Tbk. PT	55,410,398	5,564
*	Mitra Adiperkasa Tbk. PT	98,246,126	5,376
	Bank Tabungan Negara Persero Tbk. PT	48,301,038	5,376
	Wijaya Karya Persero Tbk. PT	42,060,470	5,367
	Indo Tambangraya Megah Tbk. PT	5,875,980	5,110
*	Media Nusantara Citra Tbk. PT	67,013,424	4,923
	AKR Corporindo Tbk. PT	22,157,425	4,463
*	Timah Tbk. PT	35,370,874	4,241
	Astra Agro Lestari Tbk. PT	5,273,013	4,182
*	Panin Financial Tbk. PT	221,435,431	3,801
	PP Persero Tbk. PT	32,052,095	3,713
*	Bank Pan Indonesia Tbk. PT	50,780,400	3,607
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	3,562
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	33,538,499	3,499
*	Smartfren Telecom Tbk. PT	694,505,200	2,665
*	Matahari Department Store Tbk. PT	30,406,367	2,472
	Adhi Karya Persero Tbk. PT	24,013,406	2,330
*	Alam Sutera Realty Tbk. PT	164,634,154	2,242
*	Krakatau Steel Persero Tbk. PT	52,760,546	2,172
*	Global Mediacom Tbk. PT	105,147,203	1,851
	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,787
*,3	Trada Alam Minera Tbk. PT	487,603,966	1,738
*	Siloam International Hospitals Tbk. PT	4,586,443	1,697
	Surya Semesta Internusa Tbk. PT	51,470,798	1,648
	Bank Danamon Indonesia Tbk. PT	8,042,271	1,635
*	Eagle High Plantations Tbk. PT	157,727,663	1,268
*	Kresna Graha Investama Tbk. PT	181,775,948	892

		Shares	Market Value ($000)
*	Totalindo Eka Persada Tbk. PT	40,162,600	143
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	53
			1,578,467
Kuwait (0.6%)
	National Bank of Kuwait SAKP	85,494,856	246,274
	Kuwait Finance House KSCP	51,928,725	122,689
	Mobile Telecommunications Co. KSCP	26,776,345	56,020
	Ahli United Bank BSC	70,203,818	51,835
	Agility Public Warehousing Co. KSC	14,317,365	35,403
	Boubyan Bank KSCP	12,353,932	23,454
	Gulf Bank KSCP	24,097,708	17,509
	Mabanee Co. KPSC	7,209,974	16,810
*	Humansoft Holding Co. KSC	1,360,312	16,312
	Boubyan Petrochemicals Co. KSCP	5,148,676	11,359
*	Warba Bank KSCP	12,336,279	10,048
	National Industries Group Holding SAK	14,003,619	8,795
	Burgan Bank SAK	9,236,639	6,712
	Kuwait International Bank KSCP	8,589,765	5,957
	Kuwait Projects Co. Holding KSCP	9,619,863	5,289
*	Alimtiaz Investment Group KSC	10,182,693	3,822
	Integrated Holding Co. KCSC	1,979,421	2,393
			640,681
Malaysia (2.0%)
	Public Bank Bhd.	204,005,090	211,042
	Malayan Banking Bhd.	77,392,212	149,273
	Tenaga Nasional Bhd.	50,236,751	119,695
	Top Glove Corp. Bhd.	71,342,590	118,668
	CIMB Group Holdings Bhd.	90,331,608	85,610
	Petronas Chemicals Group Bhd.	38,929,212	64,359
	Hartalega Holdings Bhd.	20,243,110	64,237
	Sime Darby Plantation Bhd.	48,973,479	58,557
	Press Metal Aluminium Holdings Bhd.	26,135,420	51,480
	IHH Healthcare Bhd.	40,786,555	51,475
	Axiata Group Bhd.	61,987,049	50,932
	DiGi.Com Bhd.	50,505,333	47,250
	Dialog Group Bhd.	62,792,960	47,066
	IOI Corp. Bhd.	43,464,590	45,326
	Maxis Bhd.	37,687,560	44,393
	PPB Group Bhd.	9,164,160	41,869
*	Supermax Corp. Bhd.	22,776,512	38,164
	Hong Leong Bank Bhd.	8,588,272	36,613
	Kuala Lumpur Kepong Bhd.	6,348,892	36,400
	MISC Bhd.	22,084,996	32,489
	Petronas Gas Bhd.	7,833,163	31,019
	Genting Bhd.	31,508,024	30,929
	Nestle Malaysia Bhd.	836,457	28,284
	RHB Bank Bhd.	21,254,300	26,748
	Sime Darby Bhd.	48,491,536	26,300
	Inari Amertron Bhd.	29,928,900	25,009
*	Gamuda Bhd.	30,658,017	24,977
	Telekom Malaysia Bhd.	15,711,378	24,617
	Genting Malaysia Bhd.	40,180,437	24,404
	Petronas Dagangan Bhd.	4,874,407	23,285
	QL Resources Bhd.	14,641,930	21,746
	AMMB Holdings Bhd.	26,372,245	20,051
	Kossan Rubber Industries	17,522,300	19,242
	HAP Seng Consolidated Bhd.	8,844,900	17,867

		Shares	Market Value ($000)
	Bursa Malaysia Bhd.	7,170,700	16,566
	IJM Corp. Bhd.	44,526,534	16,486
	Malaysia Airports Holdings Bhd.	12,185,930	15,511
	Westports Holdings Bhd.	14,538,101	15,411
	Frontken Corp. Bhd.	13,018,900	14,909
	TIME dotCom Bhd.	4,255,100	14,612
	My EG Services Bhd.	29,341,850	13,863
	Genting Plantations Bhd.	5,493,100	13,158
	Pentamaster Corp. Bhd.	8,380,650	13,092
	Hong Leong Financial Group Bhd.	3,139,241	12,667
	VS Industry Bhd.	17,193,450	11,574
	Fraser & Neave Holdings Bhd.	1,388,700	10,929
	Carlsberg Brewery Malaysia Bhd.	1,996,000	10,716
*	YTL Corp. Bhd.	64,505,750	10,251
	IGB REIT	23,308,470	9,798
*	Alliance Bank Malaysia Bhd.	15,304,617	9,365
	Sunway REIT	23,453,900	8,226
	IOI Properties Group Bhd.	25,570,580	8,197
	Sunway Bhd.	21,860,045	8,100
	Yinson Holdings Bhd.	6,247,100	8,013
	Scientex Bhd.	7,777,200	7,665
	Malakoff Corp. Bhd.	33,950,900	7,497
	KPJ Healthcare Bhd.	32,898,600	7,475
	Axis REIT	15,096,100	7,340
	Sime Darby Property Bhd.	49,088,542	6,903
	British American Tobacco Malaysia Bhd.	1,929,034	6,236
	Serba Dinamik Holdings Bhd.	14,828,738	5,864
	Berjaya Sports Toto Bhd.	11,349,843	5,694
	Magnum Bhd.	10,469,155	5,454
	DRB-Hicom Bhd.	11,963,200	5,222
	Mega First Corp. Bhd.	2,894,100	5,105
[1]	Lotte Chemical Titan Holding Bhd.	7,770,147	4,528
	Astro Malaysia Holdings Bhd.	21,222,673	4,450
	Malaysia Building Society Bhd.	29,435,100	4,323
	SP Setia Bhd. Group	17,561,845	3,962
	Pavilion REIT	11,437,600	3,901
	AEON Credit Service M Bhd.	1,407,100	3,755
*	Bumi Armada Bhd.	45,234,728	3,596
	Syarikat Takaful Malaysia Keluarga Bhd.	3,375,300	3,583
*	Sapura Energy Bhd.	126,075,622	3,541
*	AirAsia Group Bhd.	20,384,358	3,481
	Cahya Mata Sarawak Bhd.	7,274,600	3,403
	Padini Holdings Bhd.	4,938,237	3,203
	Bermaz Auto Bhd.	8,565,500	2,872
	Malaysian Resources Corp. Bhd.	29,404,100	2,783
	Leong Hup International Bhd.	16,617,600	2,744
	ViTrox Corp. Bhd.	633,700	2,599
	Sunway Construction Group Bhd.	6,130,200	2,327
*	Berjaya Corp. Bhd.	46,389,396	2,061
*	UEM Sunrise Bhd.	22,236,000	2,050
*	Velesto Energy Bhd.	50,233,127	1,478
*	WCT Holdings Bhd.	11,862,044	1,342
*	Pos Malaysia Bhd.	4,869,000	1,185
	Muhibbah Engineering M Bhd.	4,828,400	982
*	Velesto Energy Bhd. Warrants Exp. 10/18/2024	20,487,189	279
*	Sunway Bhd. Warrants Exp. 10/03/2024	3,473,743	249

		Shares	Market Value ($000)
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/05/2024	4,443,960	209
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/2027	3,624,441	85
			2,120,246
Mexico (1.9%)
	America Movil SAB de CV	406,272,035	270,927
	Wal-Mart de Mexico SAB de CV	67,848,937	193,131
*	Grupo Financiero Banorte SAB de CV	38,292,898	189,737
	Grupo Mexico SAB de CV Class B	41,527,143	177,947
	Fomento Economico Mexicano SAB de CV	23,947,358	163,200
*	Cemex SAB de CV	200,024,717	114,752
	Grupo Elektra SAB de CV	870,892	58,884
	Grupo Bimbo SAB de CV Class A	31,314,342	58,843
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,900,158	49,386
	Fibra Uno Administracion SA de CV	41,074,202	45,865
*	Grupo Televisa SAB	29,608,481	44,762
*	Grupo Aeroportuario del Sureste SAB de CV Class B	2,246,196	35,342
	Gruma SAB de CV Class B	2,934,077	32,213
	Coca-Cola Femsa SAB de CV	7,233,269	31,376
	Orbia Advance Corp. SAB de CV	13,929,375	30,021
	Arca Continental SAB de CV	6,029,615	27,376
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,604,918	27,179
*	Grupo Financiero Inbursa SAB de CV	29,747,821	26,528
	Alfa SAB de CV Class A	40,940,211	25,764
*	Infraestructura Energetica Nova SAB de CV	7,050,368	25,747
*	Industrias Penoles SAB de CV	1,707,122	25,546
[1]	GMexico Transportes SAB de CV	16,958,445	24,363
	Promotora y Operadora de Infraestructura SAB de CV	2,964,179	22,277
	Kimberly-Clark de Mexico SAB de CV Class A	11,508,362	20,104
*	Telesites SAB de CV	17,703,267	17,782
	Becle SAB de CV	7,567,118	16,143
*	Grupo Carso SAB de CV	6,273,242	15,788
	PLA Administradora Industrial S de RL de CV	10,943,554	15,412
	Megacable Holdings SAB de CV	4,156,813	15,030
	Corp. Inmobiliaria Vesta SAB de CV	7,851,012	14,803
	Bolsa Mexicana de Valores SAB de CV	6,532,775	14,660
	La Comer SAB de CV	6,961,475	14,484
	Grupo Cementos de Chihuahua SAB de CV	2,219,807	14,123
*	Regional SAB de CV	3,267,008	13,365
[1]	Macquarie Mexico Real Estate Management SA de CV	10,605,047	13,166
	Qualitas Controladora SAB de CV	2,384,252	12,529
*,1	Banco del Bajio SA	10,229,223	12,356
	Prologis Property Mexico SA de CV	6,176,127	12,323
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,495,404	11,827
*	Genomma Lab Internacional SAB de CV Class B	10,390,451	10,639
	El Puerto de Liverpool SAB de CV	2,696,239	8,617
	Grupo Comercial Chedraui SA de CV	6,330,208	8,616
*	Alsea SAB de CV	7,252,817	8,177
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	7,800,154	7,743
	Industrias Bachoco SAB de CV Class B	2,180,141	7,368

		Shares	Market Value ($000)
	Grupo Herdez SAB de CV	2,917,227	6,475
	Grupo Lala SAB de CV Class B	7,786,265	5,682
*	Gentera SAB de CV	14,090,644	5,513
*	Controladora Nemak SAB de CV	40,079,711	5,220
	Alpek SAB de CV Class A	5,055,420	4,355
*	Axtel SAB de CV	15,559,986	4,319
	Concentradora Fibra Danhos SA de CV	3,159,946	3,771
*	Unifin Financiera SAB de CV	2,696,990	3,380
[1]	Nemak SAB de CV	10,255,308	2,842
*	Grupo Rotoplas SAB de CV	2,433,945	2,613
*	Credito Real SAB de CV SOFOM ER	3,040,683	1,566
*,3	Empresas ICA SAB de CV	104,678	8
			2,031,965
Pakistan (0.1%)
*	Lucky Cement Ltd.	2,490,105	11,300
	Engro Corp. Ltd.	4,350,972	8,353
	Habib Bank Ltd.	9,325,067	8,275
	MCB Bank Ltd.	6,860,563	8,249
	Hub Power Co. Ltd.	13,956,256	7,624
*	Pakistan State Oil Co. Ltd.	4,682,781	7,092
	Fauji Fertilizer Co. Ltd.	9,015,481	6,194
	Oil & Gas Development Co. Ltd.	8,901,889	5,916
	Pakistan Petroleum Ltd.	9,122,637	5,196
	Pakistan Oilfields Ltd.	1,832,696	4,644
	Bank Alfalah Ltd.	19,177,387	4,368
	United Bank Ltd.	4,186,912	3,573
	Engro Fertilizers Ltd.	7,785,721	3,155
	Searle Co. Ltd.	1,411,699	2,306
	Kot Addu Power Co. Ltd.	7,660,721	1,999
*	National Bank of Pakistan	7,587,700	1,998
	Nishat Mills Ltd.	2,814,900	1,986
	SUI Northern Gas Pipeline	5,506,800	1,485
*	SUI Southern Gas Co. Ltd.	13,332,400	1,229
	Millat Tractors Ltd.	164,916	1,102
			96,044
Philippines (0.9%)
	SM Investments Corp.	6,302,167	128,880
	SM Prime Holdings Inc.	115,840,178	84,764
	Ayala Land Inc.	107,038,527	83,607
	Ayala Corp.	4,437,925	70,851
	BDO Unibank Inc.	26,606,469	55,557
	JG Summit Holdings Inc.	40,860,848	51,486
	Bank of the Philippine Islands	24,143,008	39,863
	International Container Terminal Services Inc.	14,548,501	35,823
	PLDT Inc.	1,240,939	33,855
	Universal Robina Corp.	11,965,461	33,576
	Metropolitan Bank & Trust Co.	24,308,985	22,691
	Jollibee Foods Corp.	5,564,029	20,515
	Manila Electric Co.	3,557,443	19,274
	Security Bank Corp.	6,127,564	16,518
	Globe Telecom Inc.	398,912	16,082
	Metro Pacific Investments Corp.	191,545,579	16,057
	GT Capital Holdings Inc.	1,341,392	14,854
	San Miguel Food & Beverage Inc.	8,904,900	12,590
	Megaworld Corp.	157,465,303	12,465
	San Miguel Corp.	4,875,770	12,384
	Alliance Global Group Inc.	53,161,167	10,923

		Shares	Market Value ($000)
	Robinsons Retail Holdings Inc.	8,510,101	10,818
	Robinsons Land Corp.	27,324,907	10,747
	Aboitiz Power Corp.	21,206,229	10,573
	LT Group Inc.	37,449,550	10,326
	Puregold Price Club Inc.	13,277,392	9,922
	Bloomberry Resorts Corp.	46,175,749	7,631
	Wilcon Depot Inc.	19,050,100	6,958
	First Gen Corp.	10,354,346	6,409
	DMCI Holdings Inc.	54,780,197	5,954
	Century Pacific Food Inc.	13,546,587	4,926
	Vista Land & Lifescapes Inc.	53,845,600	4,687
*	Manila Water Co. Inc.	15,509,628	4,670
	Semirara Mining & Power Corp. Class A	17,065,928	4,352
	D&L Industries Inc.	28,594,290	3,936
	Nickel Asia Corp.	40,091,703	3,902
	Filinvest Land Inc.	135,695,351	3,130
*	Cebu Air Inc.	2,539,953	2,506
*,1	CEMEX Holdings Philippines Inc.	80,382,544	2,236
			906,298
Poland (0.0%)
*,3	getBACK SA	245,053	247
Qatar (0.8%)
	Qatar National Bank QPSC	58,675,073	289,803
	Industries Qatar QSC	25,237,890	83,534
	Qatar Islamic Bank SAQ	15,949,078	72,617
	Masraf Al Rayan QSC	50,505,730	60,873
	Qatar Fuel QSC	6,687,627	34,258
	Qatar Electricity & Water Co. QSC	6,924,264	33,823
	Qatar Gas Transport Co. Ltd.	37,310,422	33,805
	Mesaieed Petrochemical Holding Co.	59,656,876	33,114
	Commercial Bank PSQC	27,366,278	32,055
	Ooredoo QPSC	11,443,415	26,197
	Qatar International Islamic Bank QSC	10,223,908	24,985
	Barwa Real Estate Co.	26,281,074	23,823
	Qatar Insurance Co. SAQ	21,949,612	14,725
*	Doha Bank QPSC	20,947,573	13,192
	United Development Co. QSC	24,376,620	10,466
*	Ezdan Holding Group QSC	21,378,331	9,986
	Qatar Aluminum Manufacturing Co.	37,851,439	9,840
	Vodafone Qatar QSC	23,012,499	9,479
	Al Meera Consumer Goods Co. QSC	1,328,015	7,342
*	Gulf International Services QSC	12,431,878	5,380
	Medicare Group	1,907,307	4,595
			833,892
Romania (0.0%)
	Banca Transilvania SA	55,154,025	31,411
Russia (2.5%)
	Sberbank of Russia PJSC	136,662,672	463,613
	Gazprom PJSC	140,246,599	394,144
	LUKOIL PJSC	4,785,752	340,211
	Novatek PJSC	9,530,945	159,442
	MMC Norilsk Nickel PJSC	370,015	119,116
	MMC Norilsk Nickel PJSC ADR	3,205,119	102,905
	Novatek PJSC GDR	483,402	80,665
	Tatneft PJSC ADR	2,070,524	80,252
	Surgutneftegas PJSC Preference Shares	109,396,823	57,679

		Shares	Market Value ($000)
	Rosneft Oil Co. PJSC GDR	9,320,161	57,514
	Tatneft PJSC	8,847,424	56,856
	Mobile TeleSystems PJSC ADR	6,135,774	55,222
	Polyus PJSC GDR	527,371	49,705
	Magnit PJSC GDR	3,182,533	47,318
	Alrosa PJSC	33,793,420	44,382
	Rosneft Oil Co. PJSC	6,616,015	41,267
	Moscow Exchange MICEX-RTS PJSC	19,773,318	40,881
	Transneft PJSC Preference Shares	21,358	40,356
	Severstal PAO	2,416,537	40,105
	Inter RAO UES PJSC	487,115,670	33,572
	VTB Bank PJSC	69,384,223,072	33,449
	Novolipetskiy Metallurgicheskiy Kombinat PAO GDR	1,197,754	33,315
	Surgutneftegas PJSC ADR	5,555,465	24,231
	PhosAgro PJSC GDR	1,451,373	22,711
	Polyus PJSC	110,605	21,046
	Rostelecom PJSC	14,408,508	19,202
	Detsky Mir PJSC	9,279,032	17,497
	Magnitogorsk Iron & Steel Works PJSC	24,532,084	16,716
	RusHydro PJSC	1,571,398,418	16,108
	Magnit PJSC	247,685	16,027
	Sistema PJSFC GDR	1,934,593	15,917
	Surgutneftegas PJSC	31,397,049	13,850
*	Aeroflot PJSC	12,073,009	11,103
	Federal Grid Co. Unified Energy System PJSC	3,731,824,717	10,574
	Novolipetskiy Metallurgicheskiy Kombinat PAO	3,366,897	9,315
	ROSSETI PJSC	412,731,584	8,692
	LSR Group PJSC Class A	460,988	5,824
	Unipro PJSC	155,967,198	5,812
	Tatneft PJSC Preference Shares	894,960	5,366
	Raspadskaya OJSC	1,969,484	4,322
	Bashneft PJSC	196,920	4,261
	Mosenergo PJSC	138,691,234	3,948
	Severstal PAO GDR	206,805	3,453
	M.Video PJSC	331,881	3,132
	OGK-2 PJSC	302,841,880	3,035
	Rosseti Lenenergo PJSC Preference Shares	1,372,446	2,851
*	Mechel PJSC	2,989,465	2,754
[3]	TMK PJSC	3,034,556	2,424
	TGC-1 PJSC	10,414,590,345	1,529
	ENEL RUSSIA PJSC	123,225,000	1,477
	Bashneft PJSC Preference Shares	22,697	354
*	Mechel PJSC ADR	164,675	283
	Mobile TeleSystems PJSC	57,030	248
	TMK PJSC	126,070	95
			2,646,126
Saudi Arabia (2.8%)
	Saudi Basic Industries Corp.	11,927,917	325,722
[1]	Saudi Arabian Oil Co.	34,334,761	317,885
	Al Rajhi Bank	16,317,583	317,038
	Saudi Telecom Co.	7,909,641	238,326
	National Commercial Bank	17,979,758	206,666
	Riyad Bank	19,441,508	110,402
	Samba Financial Group	12,850,052	103,115
	Saudi British Bank	12,827,541	91,498
	Banque Saudi Fransi	7,661,222	68,606
	SABIC Agri-Nutrients Co.	2,756,836	68,084

		Shares	Market Value ($000)
	Saudi Electricity Co.	10,741,040	63,338
*	Saudi Arabian Mining Co.	5,277,848	58,915
*	Alinma Bank	13,493,378	58,722
	Yanbu National Petrochemical Co.	3,192,046	54,453
	Almarai Co. JSC	3,459,408	49,639
	Arab National Bank	7,981,582	43,187
*	Etihad Etisalat Co.	5,221,633	39,761
*	Saudi Kayan Petrochemical Co.	10,090,146	38,709
	Jarir Marketing Co.	810,642	37,715
	Savola Group	3,598,535	37,714
	Bank AlBilad	5,061,348	37,400
	Dr Sulaiman Al Habib Medical Services Group Co.	994,563	30,540
*	Bupa Arabia for Cooperative Insurance Co.	856,267	26,666
	Mouwasat Medical Services Co.	647,076	24,798
	Advanced Petrochemical Co.	1,452,748	24,711
	Sahara International Petrochemical Co.	4,937,414	24,151
	Southern Province Cement Co.	951,189	22,559
*	Mobile Telecommunications Co. Saudi Arabia	6,119,460	22,361
	Saudi Industrial Investment Group	3,031,512	20,779
	Bank Al-Jazira	5,618,416	20,253
	Abdullah Al Othaim Markets Co.	608,572	20,204
	Saudi Cement Co.	1,030,285	18,145
*	Co. for Cooperative Insurance	845,420	17,773
*	Dar Al Arkan Real Estate Development Co.	7,286,693	16,690
*	National Industrialization Co.	4,480,246	16,077
	National Petrochemical Co.	1,648,589	15,211
	Qassim Cement Co.	609,950	14,661
	Arabian Centres Co. Ltd.	2,265,830	14,331
*	Emaar Economic City	5,746,504	13,827
	Yanbu Cement Co.	1,065,564	13,316
*	Rabigh Refining & Petrochemical Co.	3,131,693	11,668
	Yamama Cement Co.	1,376,232	11,342
	Saudi Airlines Catering Co.	522,382	10,684
	United Electronics Co.	411,370	10,231
*	Saudi Ground Services Co.	1,226,716	10,183
*	Seera Group Holding	2,016,878	9,731
	Saudia Dairy & Foodstuff Co.	217,007	9,271
*	Saudi Research & Marketing Group	450,975	9,145
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	809,172	8,299
	Arabian Cement Co.	665,600	8,049
	Aldrees Petroleum & Transport Services Co.	437,798	7,581
	City Cement Co.	961,942	7,143
	Dallah Healthcare Co.	487,374	7,132
	Eastern Province Cement Co.	574,058	6,918
*	Al Hammadi Co. for Development & Investment	812,094	6,041
	Arriyadh Development Co.	1,220,853	5,897
	Najran Cement Co.	1,154,270	5,897
*	Leejam Sports Co. JSC	287,102	5,629
*	Saudi Ceramic Co.	416,074	5,377
*	National Agriculture Development Co.	697,322	5,343
*	Fawaz Abdulaziz Al Hokair & Co.	900,561	5,100
*	Saudi Chemical Co. Holding	550,457	5,029
	United International Transportation Co.	476,695	4,963
*	Saudi Real Estate Co.	1,168,835	4,682
	Dur Hospitality Co.	599,871	4,660

		Shares	Market Value ($000)
	National Medical Care Co.	300,778	4,209
	Herfy Food Services Co.	266,997	4,140
	Northern Region Cement Co.	1,247,489	4,117
*	Saudi Public Transport Co.	863,760	4,024
*	National Gas & Industrialization Co.	498,748	4,024
*	Aseer Trading Tourism & Manufacturing Co.	802,415	3,387
*	Astra Industrial Group	491,756	3,365
*	Tabuk Cement Co.	626,552	3,150
	Bawan Co.	395,599	2,913
*	Al Jouf Cement Co.	935,666	2,826
*	Mediterranean & Gulf Insurance & Reinsurance Co.	457,547	2,803
*	Methanol Chemicals Co.	749,368	2,539
*	Zamil Industrial Investment Co.	423,649	2,362
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	384,629	2,262
*	Middle East Healthcare Co.	134,814	1,244
	Jadwa REIT Saudi Fund	308,067	1,172
			2,978,480
South Africa (4.0%)
	Naspers Ltd.	5,656,253	1,308,457
	FirstRand Ltd.	64,891,006	203,807
	Sibanye Stillwater Ltd.	38,518,954	146,225
	Standard Bank Group Ltd.	16,818,527	139,429
[2]	Impala Platinum Holdings Ltd.	10,310,912	139,244
	AngloGold Ashanti Ltd.	5,532,687	128,927
	Gold Fields Ltd.	11,522,040	108,035
*	Capitec Bank Holdings Ltd.	1,150,798	105,341
	MTN Group	23,708,945	97,813
*	Sasol Ltd.	7,690,836	82,903
	Sanlam Ltd.	21,103,155	80,410
	Anglo American Platinum Ltd.	787,318	78,327
	Bid Corp. Ltd.	4,579,562	76,048
	Absa Group Ltd.	9,358,600	70,179
	Vodacom Group Ltd.	8,195,535	66,852
	Shoprite Holdings Ltd.	6,764,088	62,516
*	Northam Platinum Ltd.	4,782,817	59,419
	Old Mutual Ltd.	63,216,255	53,996
[2]	Clicks Group Ltd.	3,279,728	53,887
	MultiChoice Group	6,100,633	51,952
*	Aspen Pharmacare Holdings Ltd.	5,293,626	49,973
	Bidvest Group Ltd.	4,667,830	48,116
	Remgro Ltd.	7,085,161	46,917
	Discovery Ltd.	5,088,152	43,130
	Mr Price Group Ltd.	3,561,965	40,474
	Nedbank Group Ltd.	4,834,823	39,012
	Woolworths Holdings Ltd.	11,951,803	35,410
	Growthpoint Properties Ltd.	44,184,689	35,313
	Exxaro Resources Ltd.	3,513,233	34,897
	SPAR Group Ltd.	2,635,685	33,703
	Reinet Investments SCA	1,891,400	33,114
	NEPI Rockcastle plc	5,470,369	33,067
*	Foschini Group Ltd.	4,592,013	30,988
	Tiger Brands Ltd.	2,277,735	29,937
	Kumba Iron Ore Ltd.	746,535	29,907
*	Harmony Gold Mining Co. Ltd.	6,587,123	29,218
	African Rainbow Minerals Ltd.	1,465,963	26,424
*	Life Healthcare Group Holdings Ltd.	19,129,637	24,425

		Shares	Market Value ($000)
*	Sappi Ltd.	7,705,639	21,749
	AVI Ltd.	4,280,667	21,315
	Rand Merchant Investment Holdings Ltd.	10,440,208	20,760
*	Netcare Ltd.	20,105,742	17,760
*	Redefine Properties Ltd.	78,161,645	17,167
	Truworths International Ltd.	5,830,054	17,128
*	Barloworld Ltd.	2,739,327	17,049
	Pick n Pay Stores Ltd.	4,800,260	16,889
	Momentum Metropolitan Holdings	13,928,895	15,149
	Fortress REIT Ltd. Class A (XJSE)	15,093,870	13,011
	Resilient REIT Ltd.	4,397,904	11,521
	Coronation Fund Managers Ltd.	3,530,757	11,374
*	Transaction Capital Ltd.	6,821,254	10,802
	Investec Ltd.	4,185,945	10,591
	Santam Ltd.	588,167	10,297
	PSG Group Ltd.	2,226,311	9,471
*,1,2	Pepkor Holdings Ltd.	9,647,634	9,387
*	Motus Holdings Ltd.	2,263,022	9,168
	AECI Ltd.	1,499,141	9,062
	Telkom SA SOC Ltd.	4,026,522	8,934
	JSE Ltd.	1,148,109	8,706
*	KAP Industrial Holdings Ltd.	35,279,328	8,548
*,1	Dis-Chem Pharmacies Ltd.	5,420,895	7,884
*	Super Group Ltd.	5,009,568	7,836
*,2	Steinhoff International Holdings NV (XJSE)	56,911,386	7,718
	Equites Property Fund Ltd.	6,920,158	7,665
	Imperial Logistics Ltd.	2,475,568	6,927
	Ninety One Ltd.	2,186,601	6,692
	Distell Group Holdings Ltd.	1,087,722	6,663
	Liberty Holdings Ltd.	1,646,626	6,660
*	Omnia Holdings Ltd.	2,222,784	6,504
[2]	DRDGOLD Ltd.	5,795,629	6,081
[2]	Hyprop Investments Ltd.	3,505,353	5,751
	Reunert Ltd.	2,278,537	5,739
	Vukile Property Fund Ltd.	12,410,070	5,618
	Cashbuild Ltd.	297,249	5,594
	Irongate Group	5,288,852	4,923
*	Advtech Ltd.	7,329,448	4,856
	MAS Real Estate Inc.	5,602,006	4,785
	Astral Foods Ltd.	535,740	4,472
	Investec Property Fund Ltd.	7,527,582	4,387
*	DataTec Ltd.	2,421,219	3,939
*	EPP NV	6,202,151	3,868
	Raubex Group Ltd.	2,286,937	3,815
	SA Corporate Real Estate Ltd.	34,506,381	3,771
*,2	Massmart Holdings Ltd.	1,360,236	3,620
*	Wilson Bayly Holmes-Ovcon Ltd.	615,686	3,344
*	Metair Investments Ltd.	2,614,217	3,229
	Fortress REIT Ltd. Class B (XJSE)	18,331,336	3,145
*	Famous Brands Ltd.	1,060,005	3,113
	Attacq Ltd.	9,796,107	3,102
*	Long4Life Ltd.	10,663,095	2,962
	Allied Electronics Corp. Ltd. Class A	3,383,202	2,618
*	Blue Label Telecoms Ltd.	8,442,071	2,555
	Curro Holdings Ltd.	3,526,773	2,541
	Emira Property Fund Ltd.	5,597,714	2,517
*	Sun International Ltd.	2,900,321	2,512
*	Tsogo Sun Gaming Ltd.	7,199,183	2,377

		Shares	Market Value ($000)
	Zeder Investments Ltd.	13,001,432	2,345
	Hudaco Industries Ltd.	383,847	2,341
*	Hosken Consolidated Investments Ltd.	622,421	2,242
*,2	Brait SE	10,744,448	2,155
	Alexander Forbes Group Holdings Ltd.	8,424,381	2,045
*	RMB Holdings Ltd.	17,457,908	1,653
	Adcock Ingram Holdings Ltd.	236,989	715
*	Steinhoff International Holdings NV (XETR)	1,075,902	148
			4,237,057
Taiwan (16.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	224,571,618	4,745,960
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,513,169	2,371,240
	Hon Hai Precision Industry Co. Ltd.	159,221,761	633,242
	MediaTek Inc.	19,762,630	617,259
	Delta Electronics Inc.	28,704,356	288,926
	Formosa Plastics Corp.	64,136,057	199,176
	Nan Ya Plastics Corp.	73,958,819	173,297
	CTBC Financial Holding Co. Ltd.	238,747,062	161,741
	United Microelectronics Corp.	89,992,270	161,245
	Fubon Financial Holding Co. Ltd.	96,353,474	156,449
	Cathay Financial Holding Co. Ltd.	107,444,826	152,831
	Uni-President Enterprises Corp.	62,236,868	151,076
	ASE Technology Holding Co. Ltd.	44,627,723	146,955
	Mega Financial Holding Co. Ltd.	144,201,503	144,829
	Largan Precision Co. Ltd.	1,364,076	142,779
	China Steel Corp.	163,602,308	133,945
	E.Sun Financial Holding Co. Ltd.	157,566,931	132,787
	Yageo Corp.	6,306,169	128,740
	Formosa Chemicals & Fibre Corp.	44,499,449	122,983
[2]	United Microelectronics Corp. ADR	13,574,058	122,845
	Chunghwa Telecom Co. Ltd.	30,069,663	116,060
	Yuanta Financial Holding Co. Ltd.	159,766,210	113,247
	Novatek Microelectronics Corp.	7,874,560	110,422
	Realtek Semiconductor Corp.	6,570,959	105,705
	First Financial Holding Co. Ltd.	139,209,627	100,301
	Taiwan Cement Corp.	69,727,753	99,804
	Quanta Computer Inc.	34,674,200	99,755
	Chailease Holding Co. Ltd.	17,448,092	96,439
	Asustek Computer Inc.	8,985,937	91,824
	Taiwan Cooperative Financial Holding Co. Ltd.	132,247,738	90,421
	Hotai Motor Co. Ltd.	4,120,154	83,025
	Win Semiconductors Corp.	5,602,519	82,250
	Hua Nan Financial Holdings Co. Ltd.	131,851,135	80,747
	Chunghwa Telecom Co. Ltd. ADR	2,080,874	80,530
	Silergy Corp.	822,890	76,733
	Taiwan Mobile Co. Ltd.	21,316,941	73,193
	Pegatron Corp.	25,687,213	71,879
	Airtac International Group	2,007,581	71,428
	Accton Technology Corp.	7,336,610	70,425
	Advantech Co. Ltd.	5,702,361	70,317
	President Chain Store Corp.	7,164,449	68,266
	Catcher Technology Co. Ltd.	9,415,956	66,397
	Taishin Financial Holding Co. Ltd.	142,513,700	63,534
	Globalwafers Co. Ltd.	2,873,810	63,131
	Shanghai Commercial & Savings Bank Ltd.	45,019,350	60,008
	Lite-On Technology Corp.	29,059,084	56,913
	SinoPac Financial Holdings Co. Ltd.	144,075,618	56,324

		Shares	Market Value ($000)
	Formosa Petrochemical Corp.	17,641,977	55,984
	China Development Financial Holding Corp.	173,083,653	55,059
	Unimicron Technology Corp.	17,712,979	54,516
*	Innolux Corp.	115,789,372	53,794
	Chang Hwa Commercial Bank Ltd.	89,689,914	52,960
	Walsin Technology Corp.	6,741,521	52,930
	Hiwin Technologies Corp.	3,649,819	51,483
	Far Eastern New Century Corp.	54,223,963	50,221
	Vanguard International Semiconductor Corp.	12,253,640	48,647
*	AU Optronics Corp.	89,470,549	47,047
	Asia Cement Corp.	32,054,510	45,750
	Micro-Star International Co. Ltd.	9,427,200	43,772
	Far EasTone Telecommunications Co. Ltd.	20,271,035	43,410
	Compal Electronics Inc.	56,425,900	43,159
	Wistron Corp.	38,410,535	42,799
	Shin Kong Financial Holding Co. Ltd.	147,671,214	42,378
	Giant Manufacturing Co. Ltd.	4,196,423	40,715
	Foxconn Technology Co. Ltd.	15,174,663	40,429
	Parade Technologies Ltd.	934,290	40,060
	Sino-American Silicon Products Inc.	7,332,742	39,510
	Feng TAY Enterprise Co. Ltd.	6,105,132	39,074
	Eclat Textile Co. Ltd.	2,697,209	38,973
	Winbond Electronics Corp.	40,738,452	38,341
	Acer Inc.	39,255,897	37,803
*	Evergreen Marine Corp. Taiwan Ltd.	33,381,897	37,103
	Pou Chen Corp.	36,652,021	36,579
	Chroma ATE Inc.	5,437,280	36,534
	Cheng Shin Rubber Industry Co. Ltd.	25,219,095	35,903
	Inventec Corp.	41,699,966	34,623
	China Life Insurance Co. Ltd.	42,497,138	34,416
	Zhen Ding Technology Holding Ltd.	8,427,710	34,186
	Macronix International	24,411,737	34,118
	ASMedia Technology Inc.	498,857	33,740
	Powertech Technology Inc.	9,714,550	33,684
	Wiwynn Corp.	1,137,280	33,396
	ASPEED Technology Inc.	458,010	32,460
	Nanya Technology Corp.	11,211,878	31,887
	Voltronic Power Technology Corp.	694,325	31,631
	Merida Industry Co. Ltd.	3,341,526	31,570
	WPG Holdings Ltd.	20,324,720	31,167
	Tripod Technology Corp.	6,800,040	31,092
	Simplo Technology Co. Ltd.	2,346,310	30,108
	Synnex Technology International Corp.	18,518,800	29,844
	Taiwan High Speed Rail Corp.	28,533,912	29,432
	Phison Electronics Corp.	2,150,080	28,898
	Chicony Electronics Co. Ltd.	8,253,458	25,451
	Radiant Opto-Electronics Corp.	6,070,751	24,870
	Sinbon Electronics Co. Ltd.	2,782,475	24,862
	Walsin Lihwa Corp.	42,155,405	24,735
	Nien Made Enterprise Co. Ltd.	1,873,560	24,664
	ENNOSTAR Inc.	8,072,297	23,782
*	Oneness Biotech Co. Ltd.	3,575,000	23,412
	Teco Electric & Machinery Co. Ltd.	24,393,320	23,348
	Compeq Manufacturing Co. Ltd.	15,205,760	22,993
*	Nan Ya Printed Circuit Board Corp.	2,849,521	22,927
	eMemory Technology Inc.	932,100	22,744
	Elan Microelectronics Corp.	3,924,870	22,259
	Taiwan Business Bank	68,232,544	22,164

		Shares	Market Value ($000)
	ITEQ Corp.	4,642,445	22,161
	E Ink Holdings Inc.	12,320,440	21,486
	Ruentex Development Co. Ltd.	15,552,270	21,462
	Elite Material Co. Ltd.	3,947,156	21,154
	Poya International Co. Ltd.	1,018,233	21,039
	Highwealth Construction Corp.	13,463,321	20,451
	Chipbond Technology Corp.	8,270,130	20,351
	King Yuan Electronics Co. Ltd.	15,212,280	20,043
	Qisda Corp.	18,961,620	19,352
	Genius Electronic Optical Co. Ltd.	1,129,299	19,349
	Gigabyte Technology Co. Ltd.	6,770,850	19,039
	Lien Hwa Industrial Holdings Corp.	12,800,882	18,473
	International Games System Co. Ltd.	664,300	18,302
	Taiwan Surface Mounting Technology Corp.	4,082,110	18,081
	Bizlink Holding Inc.	1,620,128	17,883
	King's Town Bank Co. Ltd.	13,203,340	17,868
	FLEXium Interconnect Inc.	4,220,990	17,867
	Taiwan Fertilizer Co. Ltd.	9,943,186	17,836
	United Integrated Services Co. Ltd.	2,073,800	17,668
	AP Memory Technology Corp.	734,060	17,465
	Lotes Co. Ltd.	930,748	17,212
	Alchip Technologies Ltd.	585,463	17,184
	momo.com Inc.	601,000	16,890
	IBF Financial Holdings Co. Ltd.	37,456,479	16,831
	Makalot Industrial Co. Ltd.	2,512,266	16,816
	Eternal Materials Co. Ltd.	13,977,630	16,571
	Global Unichip Corp.	1,168,960	16,438
	TA Chen Stainless Pipe	17,714,694	15,853
	YFY Inc.	18,425,703	15,384
	Wan Hai Lines Ltd.	10,066,460	15,336
	RichWave Technology Corp.	762,000	15,247
	Great Wall Enterprise Co. Ltd.	8,737,599	15,034
	Tong Hsing Electronic Industries Ltd.	2,009,453	14,985
	Taichung Commercial Bank Co. Ltd.	38,429,721	14,602
	Formosa Taffeta Co. Ltd.	14,046,632	14,575
	Capital Securities Corp.	30,135,773	14,386
	Eva Airways Corp.	32,022,760	14,336
*	XinTec Inc.	2,182,225	14,313
	Ruentex Industries Ltd.	5,809,591	14,130
*	HannStar Display Corp.	32,714,193	14,112
*	China Airlines Ltd.	35,413,146	13,868
	Cheng Loong Corp.	13,080,230	13,411
	Mitac Holdings Corp.	12,542,901	13,012
*	Taiwan Glass Industry Corp.	22,908,290	13,011
	Taiwan Union Technology Corp.	3,308,052	12,954
	Nan Kang Rubber Tire Co. Ltd.	9,497,390	12,772
	Tung Ho Steel Enterprise Corp.	11,351,660	12,712
	Standard Foods Corp.	6,203,603	12,515
	Merry Electronics Co. Ltd.	2,577,901	12,456
	Hota Industrial Manufacturing Co. Ltd.	3,049,178	12,436
	China Petrochemical Development Corp.	37,716,730	12,435
*	United Renewable Energy Co. Ltd.	29,495,470	12,377
	Taiwan Secom Co. Ltd.	3,811,876	11,756
	CTCI Corp.	9,390,510	11,720
	Jentech Precision Industrial Co. Ltd.	1,118,570	11,702
	Goldsun Building Materials Co. Ltd.	15,696,415	11,673
	TXC Corp.	3,868,630	11,513
*	Yang Ming Marine Transport Corp.	16,296,725	11,475

		Shares	Market Value ($000)
	Far Eastern Department Stores Ltd.	14,860,878	11,405
*	AU Optronics Corp. ADR	2,167,010	11,268
*	Yulon Motor Co. Ltd.	7,700,444	11,209
	Gudeng Precision Industrial Co. Ltd.	909,517	11,202
	Advanced Ceramic X Corp.	683,105	11,047
	Far Eastern International Bank	29,594,336	10,831
	General Interface Solution Holding Ltd.	2,701,070	10,822
	Wistron NeWeb Corp.	3,964,787	10,708
*	Adimmune Corp.	6,287,825	10,494
	Kinsus Interconnect Technology Corp.	3,757,530	10,461
	Advanced Wireless Semiconductor Co.	1,894,266	10,409
	Solar Applied Materials Technology Co.	6,677,607	10,375
*	Microbio Co. Ltd.	5,148,000	10,199
	TCI Co. Ltd.	1,411,549	10,175
	Nantex Industry Co. Ltd.	4,874,000	9,965
	Chilisin Electronics Corp.	2,770,851	9,960
*	HTC Corp.	9,793,301	9,915
	Sanyang Motor Co. Ltd.	8,832,330	9,915
	Visual Photonics Epitaxy Co. Ltd.	2,589,960	9,685
	Huaku Development Co. Ltd.	3,149,200	9,668
	ChipMOS Technologies Inc.	8,045,148	9,648
	International CSRC Investment Holdings Co.	11,689,270	9,630
	Pixart Imaging Inc.	1,451,680	9,600
	Fusheng Precision Co. Ltd.	1,592,920	9,597
	Ardentec Corp.	6,465,522	9,555
	Taiwan Paiho Ltd.	3,407,140	9,413
	Wafer Works Corp.	6,527,281	9,258
	President Securities Corp.	12,975,386	9,242
	LandMark Optoelectronics Corp.	945,470	9,190
	Run Long Construction Co. Ltd.	4,459,200	9,152
*	Tung Thih Electronic Co. Ltd.	871,000	9,093
	King Slide Works Co. Ltd.	849,000	9,058
*	Via Technologies Inc.	4,935,620	9,010
	Shinkong Synthetic Fibers Corp.	19,943,400	8,948
	Cheng Uei Precision Industry Co. Ltd.	5,581,673	8,911
	Jih Sun Financial Holdings Co. Ltd.	20,720,537	8,897
	Grape King Bio Ltd.	1,437,529	8,879
*	Gold Circuit Electronics Ltd.	4,777,090	8,847
*	Grand Pacific Petrochemical	11,876,304	8,847
	Primax Electronics Ltd.	4,436,940	8,796
	USI Corp.	12,249,861	8,779
*	Clevo Co.	8,266,000	8,636
	Transcend Information Inc.	3,905,069	8,586
	Sercomm Corp.	3,257,600	8,529
	Topco Scientific Co. Ltd.	2,006,342	8,471
	Asia Vital Components Co. Ltd.	3,600,890	8,445
*	Center Laboratories Inc.	3,951,589	8,441
	Sigurd Microelectronics Corp.	4,849,546	8,415
	Greatek Electronics Inc.	3,704,000	8,383
	Getac Technology Corp.	4,878,420	8,360
	Charoen Pokphand Enterprise	3,309,676	8,358
	Tong Yang Industry Co. Ltd.	6,526,350	8,337
	Shin Zu Shing Co. Ltd.	1,863,853	8,299
	Longchen Paper & Packaging Co. Ltd.	11,897,606	8,237
	Everlight Electronics Co. Ltd.	5,518,410	8,165
	Pan Jit International Inc.	4,498,740	8,089
*	PharmaEssentia Corp.	2,497,091	8,055
	Sporton International Inc.	863,459	7,958

		Shares	Market Value ($000)
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,887,650	7,877
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,606,000	7,861
	Asia Optical Co. Inc.	2,979,260	7,822
	Coretronic Corp.	5,681,900	7,811
*	Medigen Vaccine Biologics Corp.	2,117,732	7,777
	Kinpo Electronics	18,333,670	7,764
	Yulon Finance Corp.	2,175,250	7,752
	Foxsemicon Integrated Technology Inc.	996,642	7,654
	Chong Hong Construction Co. Ltd.	2,691,000	7,584
	Chunghwa Precision Test Tech Co. Ltd.	240,153	7,573
	Pan-International Industrial Corp.	5,036,000	7,422
	China Steel Chemical Corp.	2,053,000	7,388
	Farglory Land Development Co. Ltd.	4,141,550	7,383
	Sitronix Technology Corp.	1,291,070	7,377
*	Yieh Phui Enterprise Co. Ltd.	17,972,928	7,268
*	OBI Pharma Inc.	1,779,917	7,240
*	FocalTech Systems Co. Ltd.	2,417,482	7,226
	Apex International Co. Ltd.	2,945,000	7,220
	Arcadyan Technology Corp.	2,179,219	7,164
	TSRC Corp.	9,906,940	7,068
	Nan Pao Resins Chemical Co. Ltd.	1,286,000	6,977
	Sunny Friend Environmental Technology Co. Ltd.	896,000	6,951
	Tainan Spinning Co. Ltd.	15,406,000	6,921
	AURAS Technology Co. Ltd.	919,000	6,912
*	D-Link Corp.	8,020,000	6,911
	WT Microelectronics Co. Ltd.	4,759,651	6,893
*	TPK Holding Co. Ltd.	4,543,288	6,884
	Cub Elecparts Inc.	1,063,008	6,873
	Holy Stone Enterprise Co. Ltd.	1,783,793	6,851
	Wah Lee Industrial Corp.	2,537,210	6,797
*	Asia Pacific Telecom Co. Ltd.	19,927,352	6,762
	Ennoconn Corp.	729,316	6,748
*	Brighton-Best International Taiwan Inc.	7,267,000	6,634
	U-Ming Marine Transport Corp.	5,914,108	6,590
	A-DATA Technology Co. Ltd.	2,657,000	6,546
	Oriental Union Chemical Corp.	10,101,582	6,465
	UPC Technology Corp.	12,222,041	6,465
	Elite Semiconductor Microelectronics Technology Inc.	3,092,000	6,429
	Taiwan Cogeneration Corp.	4,978,850	6,428
*	TaiMed Biologics Inc.	2,576,090	6,401
	Alpha Networks Inc.	5,172,772	6,374
	TTY Biopharm Co. Ltd.	2,914,160	6,367
	Career Technology MFG. Co. Ltd.	5,432,721	6,273
	SDI Corp.	2,095,236	6,212
	Century Iron & Steel Industrial Co. Ltd.	1,729,000	6,189
	Supreme Electronics Co. Ltd.	4,921,790	6,114
	Cleanaway Co. Ltd.	1,065,000	6,044
	Systex Corp.	2,013,000	6,027
	Taiwan FamilyMart Co. Ltd.	637,000	5,908
	Hannstar Board Corp.	4,013,685	5,908
	Prince Housing & Development Corp.	15,399,270	5,907
	Taiwan Semiconductor Co. Ltd.	3,120,290	5,902
	Chicony Power Technology Co. Ltd.	2,364,000	5,900
*	China Motor Corp.	3,556,844	5,888
	Cathay Real Estate Development Co. Ltd.	8,805,984	5,865

		Shares	Market Value ($000)
	St. Shine Optical Co. Ltd.	620,000	5,865
	Fulgent Sun International Holding Co. Ltd.	1,455,893	5,675
	KMC Kuei Meng International Inc.	800,000	5,656
	Unitech Printed Circuit Board Corp.	7,919,880	5,624
	Dynapack International Technology Corp.	1,746,000	5,583
*	Unizyx Holding Corp.	4,418,000	5,580
	BES Engineering Corp.	18,746,000	5,568
	Chin-Poon Industrial Co. Ltd.	4,714,890	5,519
*	China Man-Made Fiber Corp.	18,547,900	5,488
	AcBel Polytech Inc.	5,365,000	5,384
*	Wisdom Marine Lines Co. Ltd.	6,295,155	5,369
	Lung Yen Life Service Corp.	2,978,000	5,368
	Test Research Inc.	2,651,660	5,252
	Mercuries & Associates Holding Ltd.	7,372,824	5,205
	Kindom Development Co. Ltd.	4,546,000	5,191
	Taiwan PCB Techvest Co. Ltd.	3,237,000	5,183
*	Lealea Enterprise Co. Ltd.	12,873,930	5,181
*	Taiwan TEA Corp.	8,730,000	5,143
	Nan Liu Enterprise Co. Ltd.	822,000	5,119
	TaiDoc Technology Corp.	794,000	5,074
	Global Mixed Mode Technology Inc.	824,000	4,995
	Faraday Technology Corp.	2,644,000	4,916
*	Mercuries Life Insurance Co. Ltd.	17,151,855	4,908
	Chlitina Holding Ltd.	661,000	4,901
	Sunonwealth Electric Machine Industry Co. Ltd.	2,617,000	4,877
	Aten International Co. Ltd.	1,618,740	4,848
	Taiwan Sakura Corp.	2,695,000	4,795
	Ta Ya Electric Wire & Cable	7,412,000	4,752
	Rexon Industrial Corp. Ltd.	1,806,000	4,721
	Swancor Holding Co. Ltd.	953,000	4,695
	Egis Technology Inc.	871,100	4,663
	Soft-World International Corp.	1,305,000	4,590
	China General Plastics Corp.	5,577,073	4,573
	Innodisk Corp.	775,200	4,543
	Holtek Semiconductor Inc.	1,788,483	4,540
*	Sunplus Technology Co. Ltd.	5,033,000	4,505
	Topkey Corp.	898,000	4,499
	Universal Vision Biotechnology Co. Ltd.	549,000	4,457
	Gourmet Master Co. Ltd.	981,469	4,450
	YungShin Global Holding Corp.	2,884,000	4,430
	YC INOX Co. Ltd.	4,918,800	4,385
*	Test Rite International Co. Ltd.	5,094,000	4,361
	Hu Lane Associate Inc.	1,078,300	4,345
	Chief Telecom Inc.	408,000	4,339
	Sonix Technology Co. Ltd.	1,824,000	4,289
	Hsin Kuang Steel Co. Ltd.	3,518,000	4,272
*	Adlink Technology Inc.	1,932,895	4,224
	Johnson Health Tech Co. Ltd.	1,439,000	4,202
	Darfon Electronics Corp.	2,854,000	4,166
	CMC Magnetics Corp.	14,093,950	4,130
*	Ho Tung Chemical Corp.	12,634,459	4,128
	Sampo Corp.	4,557,800	4,112
	Syncmold Enterprise Corp.	1,417,500	4,096
	Wei Chuan Foods Corp.	5,667,600	4,064
	Taiwan Styrene Monomer	7,016,050	4,054
	Radium Life Tech Co. Ltd.	10,732,760	4,050
*	AmTRAN Technology Co. Ltd.	10,137,000	4,025
*	Gemtek Technology Corp.	3,989,000	4,003

		Shares	Market Value ($000)
	Formosa International Hotels Corp.	868,000	3,975
	China Metal Products	3,710,000	3,940
	Sinyi Realty Inc.	4,021,541	3,924
	Silicon Integrated Systems Corp.	7,070,203	3,913
*	Shining Building Business Co. Ltd.	8,563,638	3,911
	Kung Long Batteries Industrial Co. Ltd.	797,000	3,882
	ITE Technology Inc.	1,519,000	3,873
	Machvision Inc.	416,306	3,866
*	OptoTech Corp.	4,291,987	3,846
	Speed Tech Corp.	1,244,000	3,836
	Namchow Holdings Co. Ltd.	2,384,000	3,789
*	Motech Industries Inc.	3,900,574	3,788
	Xxentria Technology Materials Corp.	1,840,000	3,775
	Nichidenbo Corp.	2,232,460	3,773
	TA-I Technology Co. Ltd.	1,349,750	3,757
	Chia Hsin Cement Corp.	6,370,000	3,749
	Depo Auto Parts Ind Co. Ltd.	1,799,000	3,741
	PChome Online Inc.	1,198,873	3,689
	Taiflex Scientific Co. Ltd.	1,971,920	3,643
	Nidec Chaun-Choung Technology Corp.	480,000	3,636
	Altek Corp.	2,882,000	3,635
	Zeng Hsing Industrial Co. Ltd.	725,000	3,634
*	Ton Yi Industrial Corp.	9,910,000	3,605
	Elite Advanced Laser Corp.	1,666,349	3,591
*	Federal Corp.	5,954,040	3,537
	Orient Semiconductor Electronics Ltd.	6,664,792	3,497
	Flytech Technology Co. Ltd.	1,641,650	3,468
	Kinik Co.	1,511,000	3,461
	Hung Sheng Construction Ltd.	5,211,464	3,349
	Wowprime Corp.	821,000	3,340
	Formosan Rubber Group Inc.	4,084,135	3,240
	ScinoPharm Taiwan Ltd.	3,739,576	3,221
*	Ritek Corp.	8,822,489	3,186
*	Roo Hsing Co. Ltd.	9,110,000	3,118
	Everlight Chemical Industrial Corp.	5,648,200	3,092
	Ginko International Co. Ltd.	648,900	3,018
	Co-Tech Development Corp.	1,635,000	3,006
*	Elitegroup Computer Systems Co. Ltd.	3,293,000	2,961
	Firich Enterprises Co. Ltd.	2,985,378	2,937
	Evergreen International Storage & Transport Corp.	5,273,000	2,934
	Weltrend Semiconductor	1,901,567	2,914
	Rich Development Co. Ltd.	8,591,000	2,889
	Yeong Guan Energy Technology Group Co. Ltd.	1,032,180	2,855
	Global Brands Manufacture Ltd.	3,379,000	2,850
	Quanta Storage Inc.	2,078,000	2,830
	Yulon Nissan Motor Co. Ltd.	322,188	2,819
	Gloria Material Technology Corp.	5,139,640	2,816
	IEI Integration Corp.	1,546,920	2,789
	CyberTAN Technology Inc.	4,414,000	2,765
	China Chemical & Pharmaceutical Co. Ltd.	3,501,000	2,722
*	Lotus Pharmaceutical Co. Ltd.	1,133,000	2,722
*	Li Peng Enterprise Co. Ltd.	9,936,000	2,703
	Rechi Precision Co. Ltd.	3,808,000	2,683
*	Taiwan Land Development Corp.	10,864,201	2,673
*	CSBC Corp. Taiwan	3,058,540	2,620
*	Darwin Precisions Corp.	5,857,900	2,558
*	Dynamic Electronics Co. Ltd.	3,705,533	2,530

		Shares	Market Value ($000)
	Huang Hsiang Construction Corp.	1,997,000	2,491
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	2,474
*	Medigen Biotechnology Corp.	1,470,000	2,467
	HannsTouch Solution Inc.	7,036,115	2,412
	Hong Pu Real Estate Development Co. Ltd.	3,153,000	2,403
*	Newmax Technology Co. Ltd.	1,301,000	2,359
*	Phihong Technology Co. Ltd.	4,014,000	2,356
	Kuo Toong International Co. Ltd.	2,995,514	2,354
	FSP Technology Inc.	1,548,120	2,310
	Sincere Navigation Corp.	3,656,240	2,291
	Concraft Holding Co. Ltd.	848,492	2,273
	Tyntek Corp.	3,436,000	2,222
	Formosa Sumco Technology Corp.	486,000	2,219
	Cyberlink Corp.	602,000	2,206
	Posiflex Technology Inc.	787,764	2,170
	Bank of Kaohsiung Co. Ltd.	6,259,250	2,142
	WUS Printed Circuit Co. Ltd.	2,013,156	2,137
	Fittech Co. Ltd.	385,000	2,130
	Ichia Technologies Inc.	3,652,000	2,108
*	Etron Technology Inc.	2,881,960	2,101
	KEE TAI Properties Co. Ltd.	5,952,000	2,082
	TYC Brother Industrial Co. Ltd.	2,422,000	1,977
	PharmaEngine Inc.	1,112,457	1,922
	Basso Industry Corp.	1,277,000	1,913
	Gigasolar Materials Corp.	298,000	1,910
*	Gigastorage Corp.	3,024,953	1,871
*	Chung Hwa Pulp Corp.	5,252,000	1,859
	Taiyen Biotech Co. Ltd.	1,596,000	1,827
	Iron Force Industrial Co. Ltd.	680,000	1,798
	Globe Union Industrial Corp.	3,327,000	1,761
	China Electric Manufacturing Corp.	3,879,180	1,728
	CHC Healthcare Group	1,380,899	1,716
	Li Cheng Enterprise Co. Ltd.	1,898,996	1,695
	Brogent Technologies Inc.	475,820	1,691
	Jess-Link Products Co. Ltd.	1,279,750	1,666
	Ability Enterprise Co. Ltd.	3,212,491	1,651
*	ALI Corp.	1,718,275	1,569
*	GeneReach Biotechnology Corp.	304,000	1,555
	Senao International Co. Ltd.	1,417,000	1,548
	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,547
*	AGV Products Corp.	5,064,370	1,483
	Hotai Finance Co. Ltd.	524,000	1,483
*	Zinwell Corp.	2,356,000	1,460
	Infortrend Technology Inc.	3,282,000	1,404
	Asia Polymer Corp.	2,044,000	1,372
*,3	Pharmally International Holding Co. Ltd.	612,856	1,239
*	Ambassador Hotel	1,056,000	1,096
	Sheng Yu Steel Co. Ltd.	1,532,000	1,092
	Toung Loong Textile Manufacturing	1,156,000	1,084
	Vivotek Inc.	351,349	1,059
*	Nien Hsing Textile Co. Ltd.	1,416,375	789
*,3	Unity Opto Technology Co. Ltd.	5,295,000	779
*	Savior Lifetec Corp.	727,000	692
	Bioteque Corp.	153,000	682
	Acter Group Corp. Ltd.	50,000	335
	Gamania Digital Entertainment Co. Ltd.	37,000	84
*,3	E-Ton Solar Tech Co. Ltd.	843,673	44
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—

		Shares	Market Value ($000)
*,3	XPEC Entertainment Inc.	988,965	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
*	Makalot Industrial Co. Ltd. Rights Exp. 03/11/2021	188,542	—
			17,610,408
Thailand (2.6%)
	PTT PCL (Foreign)	187,251,215	234,915
	CP ALL PCL (Foreign)	72,887,521	139,137
	Airports of Thailand PCL (Foreign)	58,340,744	115,493
	Delta Electronics Thailand PCL (Foreign)	6,190,700	108,692
	Siam Commercial Bank PCL (Foreign)	28,709,590	89,989
	Siam Cement PCL NVDR	6,822,296	85,972
	Advanced Info Service PCL (Foreign)	14,008,506	80,345
	Bangkok Dusit Medical Services PCL (Foreign)	112,417,145	77,559
	Kasikornbank PCL (Foreign)	17,907,835	75,597
	PTT Exploration & Production PCL (Foreign)	19,626,084	67,392
	Siam Cement PCL (Foreign)	4,739,888	59,730
	Gulf Energy Development PCL (Foreign)	51,732,715	57,754
	Central Pattana PCL (Foreign)	33,837,824	55,152
	PTT Global Chemical PCL (Foreign)	28,077,379	55,051
*	Minor International PCL (Foreign)	63,652,463	52,550
	Intouch Holdings PCL NVDR	27,678,117	51,658
	Energy Absolute PCL (Foreign)	22,708,096	49,067
	Charoen Pokphand Foods PCL (Foreign)	51,842,817	47,088
[2]	Krungthai Card PCL (Foreign)	19,841,731	42,915
*,2	Central Retail Corp. PCL (Foreign)	40,857,700	41,771
	Home Product Center PCL (Foreign)	81,430,584	37,133
	BTS Group Holdings PCL (Foreign)	111,923,235	35,258
	Bangkok Expressway & Metro PCL (Foreign)	118,052,322	32,079
	Digital Telecommunications Infrastructure Fund	69,476,313	29,661
	Krung Thai Bank PCL (Foreign)	75,320,196	28,819
[2]	Bangkok Bank PCL NVDR	7,360,000	27,794
	Indorama Ventures PCL (Foreign)	23,380,035	27,230
	Kasikornbank PCL NVDR	6,425,975	27,131
	Thai Oil PCL (Foreign)	14,056,955	25,406
	Bangkok Bank PCL (Foreign)	6,688,241	25,257
	Global Power Synergy PCL (Foreign)	9,616,940	25,041
	TMB Bank PCL (Foreign)	633,565,200	23,191
	Com7 PCL (Foreign)	15,933,100	22,945
	Land & Houses PCL NVDR	87,748,480	22,775
	Bumrungrad Hospital PCL (Foreign)	5,320,074	22,245
	Electricity Generating PCL (Foreign)	3,653,211	21,702
	Bangkok Commercial Asset Management PCL (Foreign)	28,850,100	19,674
[2]	Banpu PCL (Foreign)	55,086,855	19,030
	Muangthai Capital PCL (Foreign)	8,699,445	19,023
	Thai Union Group PCL (Foreign)	40,852,779	18,781
	KCE Electronics PCL (Foreign)	10,207,414	18,675
	Osotspa PCL (Foreign)	15,600,600	18,577
	Srisawad Corp. PCL (Foreign)	8,158,003	18,186
	Ratch Group PCL NVDR	10,606,068	17,494
	Asset World Corp. PCL (Foreign)	113,962,800	17,436
[2]	Sri Trang Gloves Thailand PCL (Foreign)	13,098,500	17,386
	Jasmine Broadband Internet Infrastructure Fund	51,961,937	16,806
	Carabao Group PCL (Foreign)	3,422,805	16,557
	Kiatnakin Phatra Bank PCL (Foreign)	8,825,670	16,293
	IRPC PCL (Foreign)	139,112,614	15,709

		Shares	Market Value ($000)
	B Grimm Power PCL (Foreign)	9,085,747	15,423
	Berli Jucker PCL (Foreign)	13,644,190	15,137
	Tisco Financial Group PCL (Foreign)	4,828,468	14,837
[2]	Siam Global House PCL (Foreign)	19,796,878	13,690
	True Corp. PCL (Foreign)	127,855,288	13,625
	CPN Retail Growth Leasehold REIT	20,568,600	13,225
	Hana Microelectronics PCL (Foreign)	7,099,083	12,701
	Thanachart Capital PCL (Foreign)	11,692,256	12,526
[2]	VGI PCL (Foreign)	55,964,584	12,455
	Sri Trang Agro-Industry PCL (Foreign)	12,192,661	12,184
	Supalai PCL (Foreign)	17,971,985	11,991
[2]	Bangchak Corp. PCL (Foreign)	14,422,266	11,566
[2]	WHA Corp. PCL (Foreign)	99,981,506	10,032
[2]	Tisco Financial Group PCL NVDR	3,244,993	9,971
[2]	Total Access Communication PCL NVDR	9,083,845	9,834
	AEON Thana Sinsap Thailand PCL (Foreign)	1,360,700	9,099
	TQM Corp. PCL (Foreign)	2,206,700	8,824
	Thailand Future Fund	27,916,700	8,486
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	20,399,269	7,963
	TTW PCL (Foreign)	18,606,234	7,576
	AP Thailand PCL (Foreign)	31,332,142	7,563
	Krung Thai Bank PCL NVDR	19,542,000	7,477
	TOA Paint Thailand PCL (Foreign)	6,958,034	7,412
	CK Power PCL (Foreign)	48,453,372	7,099
[2]	CH Karnchang PCL (Foreign)	13,498,563	6,922
	WHA Premium Growth Freehold & Leasehold REIT	16,824,300	6,736
	Quality Houses PCL (Foreign)	85,882,651	6,703
	Chularat Hospital PCL (Foreign)	73,813,346	6,404
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	15,427,263	6,060
	Tipco Asphalt PCL (Foreign)	9,124,530	6,050
	BTS Rail Mass Transit Growth Infrastructure Fund	36,336,673	6,039
	Thai Vegetable Oil PCL (Foreign)	5,413,811	5,907
*	Super Energy Corp. PCL (Foreign)	173,390,819	5,656
	JMT Network Services PCL (Foreign)	4,585,800	5,642
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	5,600
	Bangkok Land PCL (Foreign)	160,303,578	5,505
	Star Petroleum Refining PCL (Foreign)	18,171,668	5,365
[2]	Siam Makro PCL (Foreign)	4,220,600	5,346
*,3	Pruksa Real Estate PCL (Foreign)	11,775,000	5,280
[2]	Siam City Cement PCL (Foreign)	1,154,106	5,231
	TPI Polene PCL (Foreign)	94,560,561	5,173
[2]	Jasmine International PCL (Foreign)	50,232,655	5,061
[2]	Bangkok Life Assurance PCL (Foreign)	6,428,814	5,032
	Major Cineplex Group PCL (Foreign)	8,001,597	4,858
	Amata Corp. PCL (Foreign)	8,342,823	4,708
	Mega Lifesciences PCL	3,490,700	4,707
[2]	Banpu Power PCL (Foreign)	7,956,139	4,533
	BCPG PCL (Foreign)	8,826,342	4,437
*,2	Esso Thailand PCL (Foreign)	15,592,973	4,319
	Thaifoods Group PCL (Foreign)	24,111,275	4,295
	Gunkul Engineering PCL (Foreign)	49,673,666	4,271
	TPI Polene Power PCL (Foreign)	28,678,800	4,169
	Bangkok Chain Hospital PCL (Foreign)	8,475,945	4,093
[2]	Thoresen Thai Agencies PCL (Foreign)	20,290,987	3,821

		Shares	Market Value ($000)
	Plan B Media PCL (Foreign)	17,440,500	3,655
	Pruksa Holding PCL (Foreign)	8,560,530	3,509
	Ratchthani Leasing PCL (Foreign)	26,155,350	3,470
[2]	PTG Energy PCL (Foreign)	6,034,746	3,451
	Sansiri PCL (Foreign)	121,822,306	3,399
*	BEC World PCL (Foreign)	12,675,827	3,338
	SPCG PCL (Foreign)	4,865,704	3,161
	MK Restaurants Group PCL (Foreign)	1,889,900	3,149
[2]	GFPT PCL (Foreign)	6,838,096	2,915
*,2	Central Plaza Hotel PCL (Foreign)	3,338,013	2,744
[2]	Thaicom PCL (Foreign)	8,311,185	2,663
*	U City PCL (Foreign)	57,031,569	2,558
[2]	Taokaenoi Food & Marketing PCL (Foreign)	7,187,081	2,536
	Siam Commercial Bank PCL NVDR	786,320	2,465
	MBK PCL (Foreign)	5,083,822	2,053
	Bangkok Airways PCL (Foreign)	8,886,424	1,983
*	Precious Shipping PCL (Foreign)	8,194,263	1,962
	LPN Development PCL (Foreign)	12,230,497	1,949
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	1,841
	Origin Property PCL (Foreign)	7,239,219	1,807
[2]	Workpoint Entertainment PCL (Foreign)	3,113,234	1,781
*	Thai Airways International PCL (Foreign)	14,720,268	1,637
	IMPACT Growth REIT	2,705,000	1,614
	Univentures PCL (Foreign)	11,781,451	1,390
[2]	Samart Corp. PCL (Foreign)	6,186,920	1,331
	Unique Engineering & Construction PCL (Foreign)	7,464,209	1,128
	Cal-Comp Electronics Thailand PCL (Foreign)	11,861,375	934
[2]	Beauty Community PCL (Foreign)	14,682,396	845
	Mega Lifesciences PCL (Foreign)	562,800	759
*	Minor International PCL Warrants Exp. 07/31/2023	2,541,757	599
*,3	Group Lease PCL	4,791,149	192
[2]	Maybank Kim Eng Securities Thailand PCL (Foreign)	563,800	170
*	JMT Network Services PCL Warrants Exp. 05/16/2022	469,812	109
*	MBK PCL Warrants Exp. 11/15/2023	203,353	62
	Ratch Group PCL (Foreign)	34,004	56
*	Minor International PCL Warrants Exp. 09/30/2021	2,740,538	28
*	Samart Corp. PCL Warrants Exp. 05/17/2021	3,873,466	4
*,3	BTS Group Holdings PCL Warrants Exp. 02/16/2021	12,430,793	4
	Bangkok Life Assurance PCL	577	—
			2,756,991
Turkey (0.6%)
	BIM Birlesik Magazalar A/S	6,170,316	60,724
*	Turkiye Garanti Bankasi A/S	28,984,399	36,715
	Eregli Demir ve Celik Fabrikalari TAS	18,618,207	36,381
	Turkcell Iletisim Hizmetleri A/S	15,467,042	33,870
	KOC Holding A/S	11,778,000	32,253
*	Akbank T.A.S.	36,759,108	31,809
*	Turkiye Petrol Rafinerileri A/S	1,726,486	23,340
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,126,244	19,189
	Haci Omer Sabanci Holding A/S	12,176,021	17,454
	Ford Otomotiv Sanayi A/S	869,111	17,034
*	Turkiye Is Bankasi A/S Class C	19,725,576	16,457

		Shares	Market Value ($000)
	Turkiye Sise ve Cam Fabrikalari A/S	12,966,394	12,772
*	Turk Hava Yollari AO	7,582,503	12,509
*	Bera Holding A/S	4,249,439	11,877
*	Petkim Petrokimya Holding A/S	16,871,581	11,534
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,272,301	11,173
*	Gubre Fabrikalari TAS	1,130,906	11,170
*	Arcelik A/S	2,316,768	10,423
	Enka Insaat ve Sanayi A/S	9,477,476	10,066
*	Koza Altin Isletmeleri A/S	638,375	10,017
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,701,814	9,141
	Coca-Cola Icecek A/S	892,121	8,998
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,718,158	8,464
	Tofas Turk Otomobil Fabrikasi A/S	1,665,146	8,200
*	Yapi ve Kredi Bankasi A/S	20,730,625	8,064
	Turk Telekomunikasyon A/S	7,345,426	7,915
	Dogan Sirketler Grubu Holding A/S	13,114,112	6,948
	TAV Havalimanlari Holding A/S	2,303,441	6,699
*	Ulker Biskuvi Sanayi A/S	2,119,211	6,532
	AG Anadolu Grubu Holding A/S	1,743,478	6,462
*	Sok Marketler Ticaret A/S	3,555,239	6,429
*	Turkiye Halk Bankasi A/S	8,582,913	6,159
	Tekfen Holding A/S	2,475,116	6,078
*	Sasa Polyester Sanayi A/S	1,708,122	5,972
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,602,386	5,471
[1]	Enerjisa Enerji A/S	3,242,255	5,230
*	Turkiye Vakiflar Bankasi TAO	8,303,133	4,886
*	Pegasus Hava Tasimaciligi A/S	491,165	4,713
*	Aksa Enerji Uretim A/S Class B	3,336,825	4,498
	Otokar Otomotiv ve Savunma Sanayi A/S	82,044	4,386
	Turk Traktor ve Ziraat Makineleri A/S	178,642	4,284
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	3,932
*	Hektas Ticaret TAS	1,039,485	3,832
*	Migros Ticaret A/S	627,472	3,774
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,015,165	3,623
*	Logo Yazilim Sanayi ve Ticaret A/S	189,385	3,586
	EGE Endustri ve Ticaret A/S	15,245	3,492
*,1	Mavi Giyim Sanayi ve Ticaret A/S Class B	482,709	3,486
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	3,187
	Iskenderun Demir ve Celik A/S	1,986,681	3,060
	Aksa Akrilik Kimya Sanayii A/S	1,465,718	2,923
*	Oyak Cimento Fabrikalari A/S	2,489,506	2,784
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	2,513
	Aksigorta A/S	1,858,198	2,403
	Aygaz A/S	964,135	2,389
	Alarko Holding A/S	1,736,437	2,337
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	2,265
*	Zorlu Enerji Elektrik Uretim A/S	5,860,470	2,225
	Kordsa Teknik Tekstil A/S	726,453	2,116
*	Dogus Otomotiv Servis ve Ticaret A/S	444,130	2,018
*	Konya Cimento Sanayii A/S	8,990	2,013
*	Albaraka Turk Katilim Bankasi A/S	5,891,885	1,687
*	Sekerbank Turk A/S	7,638,870	1,517
	Tat Gida Sanayi A/S	1,010,468	1,495
	Akcansa Cimento A/S	526,035	1,327

			Shares	Market Value ($000)
	Polisan Holding A/S		2,142,054	1,154
*	NET Holding A/S		1,995,322	1,058
*	Is Gayrimenkul Yatirim Ortakligi A/S		2,844,842	944
*	Is Finansal Kiralama A/S		1,480,758	756
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S		190,069	627
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S		292,357	616
*	Cimsa Cimento Sanayi ve Ticaret A/S		138,665	418
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A		266,051	208
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S		109,741	57
*,3	Asya Katilim Bankasi A/S		6,317,442	—
				632,118
United Arab Emirates (0.8%)
	First Abu Dhabi Bank PJSC		57,671,831	235,261
	Emirates Telecommunications Group Co. PJSC		23,960,851	129,406
	Emirates NBD Bank PJSC		32,727,240	104,946
	Abu Dhabi Commercial Bank PJSC		36,677,671	64,114
	Aldar Properties PJSC		53,190,879	50,562
*	Emaar Properties PJSC		48,426,965	49,974
	Dubai Islamic Bank PJSC		24,642,196	33,656
	Abu Dhabi Islamic Bank PJSC		16,155,256	21,993
*	Emaar Malls PJSC		27,548,319	13,541
	Dubai Investments PJSC		28,572,270	12,835
	Air Arabia PJSC		31,644,704	10,960
*	Emaar Development PJSC		11,139,637	8,889
*	DAMAC Properties Dubai Co. PJSC		23,666,452	8,819
	Dana Gas PJSC		46,178,090	8,541
	Dubai Financial Market PJSC		22,948,788	7,661
	GFH Financial Group BSC		37,535,729	6,586
	Orascom Construction plc		751,442	4,607
	RAK Properties PJSC		14,727,997	2,318
*	Union Properties PJSC		28,224,603	2,138
*,3	Arabtec Holding PJSC		10,929,061	1,577
*	Deyaar Development PJSC		19,735,903	1,569
*,3	Drake & Scull International PJSC		4,230,859	426
				780,379
Total Common Stocks (Cost $72,013,652)				103,825,562
		Coupon
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund	0.107%	20,942,640	2,094,264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[6]	United States Treasury Bill	0.081%	5/18/21	48,000	47,991
Total Temporary Cash Investments (Cost $2,141,959)					2,142,255
Total Investments (100.7%) (Cost $74,155,611)					105,967,817
Other Assets and Liabilities—Net (-0.7%)					(738,880)
Net Assets (100.0%)					105,228,937
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value of these securities was $4,172,188,000, representing 4.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $667,413,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $719,091,000 was received for securities on loan, of which $718,323,000 is held in Vanguard Market Liquidity Fund and $768,000 is held in cash.
6	Securities with a value of $47,991,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	March 2021	16,326	1,082,495	24,257

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
FTSE China A Stock Connect CNY All Cap Index	6/22/21	BOANA	282,657	(0.144)	10,660	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

At January 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $10,821,000 and cash of $850,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	7,992,401	576,250	8	8,568,659
Common Stocks—Other	15,667,547	79,530,003	59,353	95,256,903
Temporary Cash Investments	2,094,264	47,991	—	2,142,255
Total	25,754,212	80,154,244	59,361	105,967,817

Derivative Financial Instruments
Assets
Swap Contracts	—	10,660	—	10,660
Liabilities
Futures Contracts[1]	28,979	—	—	28,979
1	Represents variation margin on the last day of the reporting period.